                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                Vincent M. Marra
                 Senior Vice President & Chief Operating Officer
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period: March 31, 2005
                         -------------------------

Item 1. Reports to Stockholders

        SunAmerica Income Funds, Annual Report at March 31, 2005.

                                    [GRAPHIC]


  SunAmerica

                                                                   Income Funds

                                         2005 ANNUAL REPORT


[LOGO] AIG Sun America
Mutual Funds

        March 31, 2005                                             ANNUAL REPORT

SUNAMERICA INCOME FUNDS

SunAmerica Core Bond Fund (NAIBX)

SunAmerica U.S. Government Securities Fund (SGTAX)

SunAmerica GNMA Fund (GNMAX)

SunAmerica Strategic Bond Fund (SDIAX)

SunAmerica High Yield Bond Fund (SHNAX)

SunAmerica Tax Exempt Insured Fund (STEAX)

                        Table of Contents

             SHAREHOLDER LETTER................................  2
             EXPENSE EXAMPLE...................................  3
             STATEMENT OF ASSETS AND LIABILITIES...............  5
             STATEMENT OF OPERATIONS...........................  7
             STATEMENT OF CHANGES IN NET ASSETS................  9
             FINANCIAL HIGHLIGHTS.............................. 12
             PORTFOLIO OF INVESTMENTS.......................... 18
             NOTES TO FINANCIAL STATEMENTS..................... 60
             REPORT OF INDEPENDENT REGISTERED PUBLIC
             ACCOUNTING FIRM................................... 77
             TRUSTEE AND OFFICER INFORMATION................... 78
             COMPARISONS: PORTFOLIO VS. INDEXES................ 80

        Shareholder Letter

Dear Shareholder:

We are pleased to present the annual performance summary of the SunAmerica Income Funds for the 12-month period from March 31, 2004 to March 31, 2005. As always, we look forward to this opportunity to share with you the economic and market conditions that have shaped the Funds' investments during this time.

The past 12 months encompassed a period in which fixed income markets performed well, despite seven separate increases by the Federal Reserve Bank of its target federal funds rate. An improving economy, continued low inflation and the measured approach taken by the Fed bolstered bond prices into the first quarter of 2005. Fixed income investors were particularly rewarded for risk, with higher yielding credits exhibiting the best performance.

In March 2005, however, momentum turned negative. The Federal Reserve Chairman raised the possibility that inflation might not be fully tamed and stoked speculation that monetary policy might be tightened at a faster pace. In addition, General Motors, the largest issuer in the investment grade arena, announced a significant earnings revision, and its debt was downgraded. This rattled investors and the market turned risk averse.

The Funds' fiscal year opened on a weak note, with the yield on the bellwether 10-year U.S. Treasury rising from below 4% to as high as 4.87% in anticipation of an impending tightening of the money supply. In June 2004, the Federal Reserve Bank raised its target Federal Funds rate 25 basis points to 1.25%, and it continued to raise the rate in 25 basis point increments throughout the reporting period. By the close of the Fund's fiscal year, the Fed Funds' rate has risen from 1.00% to 2.75%.

Initially the credit markets faltered as investors reacted to the change in monetary policy. But evidence of a cooling of the economy surfaced in the late summer and fall, and by the end of the third quarter, the yield on the 10-year U.S. Treasury had eased off sharply to approach 4%. The Treasury market rallied and remained in a trading range until March, when sentiment sent rates higher.

In the first half of the year Treasuries, GNMAs and mortgage-backed securities
(MBS) performed well, with current coupon GNMAs trading at about 100 basis points over the 10-year Treasury. In the second half, the yield spread between the 10-year U.S. Treasury and GNMAs widened. GNMA securities outperformed as investors reached to yield and GNMA prices rose. But, this trend quickly reversed in mid-March and GNMAs traded down. The yield on the 10-year Treasury rose before closing the month just below 4.50%.

The high yield market benefited the most throughout the reporting period, with the lower rated sectors exhibiting the best performance. Emerging market debt kept pace, buoyed by the uptick in oil and commodity prices. The U.S. dollar continued to weaken against other currencies and non-U.S. dollar- denominated government bonds turned in strong results.

The municipal market continued to provide an attractive after-tax return. For the period covered in this report, the municipal bonds outperformed the Treasuries, with the Lehman Municipal Bond Index returning 2.67% versus 0.04% for the Lehman U.S. Treasury Index.

Thank you for your continued investment in our Funds. A more detailed commentary on the performance of each fund is included at the end of the report. We also encourage you to visit our website www.sunamericafunds.com for more information.

Sincerely,

The AIG SunAmerica Income Funds Investment Professionals

                 AIG SunAmerica Asset Management Corp.   AIG Global Investment Corp.
                 -                                       -
                 Michael Cheah                           Greg Braun  Steven Guterman
                 Brian Wiese                             Hutch Bryan Rob Vanden Assem

--------
Past performance is no guarantee of future results.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- March 31, 2005 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2004 and held until March 31, 2005.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2005" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, Class X, and Class Z the "Expenses Paid During the Six Months Ended March 31, 2005" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2005" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or the retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2005" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, Class X, and Class Z the "Expenses Paid During the Six Months Ended March 31, 2005" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2005" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or the retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2005" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- March 31, 2005 -- (unaudited) (continued)

                                                     Actual                                        Hypothetical
                                ------------------------------------------------ ----------------------------------
                                                                                                    Ending Account
                                                   Ending Account Expenses Paid                      Value Using a
                                                    Value Using   During the Six                    Hypothetical 5%
                                    Beginning      Actual Return   Months Ended      Beginning      Assumed Return
                                  Account Value     at March 31,    March 31,      Account Value     at March 31,
                                at October 1, 2004      2005          2005*      at October 1, 2004      2005
                                ------------------ -------------- -------------- ------------------ ---------------
Core Bond Fund
  Class A #....................     $1,000.00        $1,012.09        $ 5.52         $1,000.00         $1,019.45
  Class B #....................     $1,000.00        $1,009.78        $ 8.77         $1,000.00         $1,016.21
  Class C #....................     $1,000.00        $1,008.81        $ 8.76         $1,000.00         $1,016.21
  Class I #....................     $1,000.00        $1,013.60        $ 5.02         $1,000.00         $1,019.95
  Class Z #....................     $1,000.00        $1,014.98        $ 2.66         $1,000.00         $1,022.29
U.S. Government Securities Fund
  Class A #....................     $1,000.00        $1,007.03        $ 4.95         $1,000.00         $1,020.00
  Class B #....................     $1,000.00        $1,002.72        $ 8.19         $1,000.00         $1,016.75
  Class C #....................     $1,000.00        $1,003.77        $ 8.19         $1,000.00         $1,016.75
GNMA Fund
  Class A #....................     $1,000.00        $1,008.42        $ 4.96         $1,020.00         $1,020.00
  Class B #....................     $1,000.00        $1,004.28        $ 8.20         $1,016.75         $1,016.75
  Class C #....................     $1,000.00        $1,004.29        $ 8.20         $1,016.75         $1,016.75
  Class X......................     $1,000.00        $1,008.62        $ 3.91         $1,021.04         $1,021.04
Strategic Bond Fund
  Class A #....................     $1,000.00        $1,061.26        $ 7.09         $1,000.00         $1,018.05
  Class B #....................     $1,000.00        $1,057.90        $10.42         $1,000.00         $1,014.81
  Class C #....................     $1,000.00        $1,057.72        $10.41         $1,000.00         $1,014.81
High Yield Bond Fund
  Class A #....................     $1,000.00        $1,083.58        $ 7.06         $1,000.00         $1,018.15
  Class B #....................     $1,000.00        $1,079.97        $10.42         $1,000.00         $1,014.91
  Class C #....................     $1,000.00        $1,082.31        $10.43         $1,000.00         $1,014.91
  Class Z #....................     $1,000.00        $1,086.54        $ 4.11         $1,000.00         $1,020.99
Tax Exempt Insured Fund
  Class A......................     $1,000.00        $1,009.35        $ 6.31         $1,000.00         $1,018.65
  Class B......................     $1,000.00        $1,005.89        $ 9.75         $1,000.00         $1,015.21
  Class C #....................     $1,000.00        $1,005.08        $ 9.75         $1,000.00         $1,015.21

                                ---------------

                                Expenses Paid
                                During the Six Expense Ratio
                                 Months Ended      as of
                                  March 31,      March 31,
                                    2005*          2005*
                                -------------- -------------
Core Bond Fund
  Class A #....................     $ 5.54         1.10%
  Class B #....................     $ 8.80         1.75%
  Class C #....................     $ 8.80         1.75%
  Class I #....................     $ 5.04         1.00%
  Class Z #....................     $ 2.67         0.53%
U.S. Government Securities Fund
  Class A #....................     $ 4.99         0.99%
  Class B #....................     $ 8.25         1.64%
  Class C #....................     $ 8.25         1.64%
GNMA Fund
  Class A #....................     $ 4.99         0.99%
  Class B #....................     $ 8.25         1.64%
  Class C #....................     $ 8.25         1.64%
  Class X......................     $ 3.93         0.78%
Strategic Bond Fund
  Class A #....................     $ 6.94         1.38%
  Class B #....................     $10.20         2.03%
  Class C #....................     $10.20         2.03%
High Yield Bond Fund
  Class A #....................     $ 6.84         1.36%
  Class B #....................     $10.10         2.01%
  Class C #....................     $10.10         2.01%
  Class Z #....................     $ 3.98         0.79%
Tax Exempt Insured Fund
  Class A......................     $ 6.34         1.26%
  Class B......................     $ 9.80         1.95%
  Class C #....................     $ 9.80         1.95%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2005" and the "Expenses Ratios" would have been higher.

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2005

                                                                              U.S. Government                 Strategic
                                                                  Core Bond     Securities        GNMA          Bond
                                                                    Fund           Fund           Fund          Fund
                                                                ------------  --------------- ------------  ------------
ASSETS:
Long-term investment securities, at value* (unaffiliated)...... $185,641,925   $211,723,388   $493,453,462  $118,243,283
Short-term investment securities, at value*....................   10,000,000             --     79,966,200     7,634,000
Repurchase agreements (cost equals market).....................   10,166,000     36,147,000    105,783,000     2,465,000
                                                                ------------   ------------   ------------  ------------
  Total investments............................................  205,807,925    247,870,388    679,202,662   128,342,283
                                                                ------------   ------------   ------------  ------------
Cash...........................................................      284,700            653             73     5,872,876
Foreign cash*..................................................           --             --             --       295,535
Deposit with broker for securities sold short..................           --             --             --            --
Receivable for:
  Shares of beneficial interest sold...........................      107,067         29,379        428,039     1,874,054
  Dividends and interest.......................................    1,662,553      1,125,421      1,914,987     1,669,290
  Investments sold.............................................    5,890,886      7,231,620     12,397,062     3,356,421
Prepaid expenses and other assets..............................        5,047          3,801          9,673         2,566
Due from investment adviser for expense reimbursements/fee
 waivers.......................................................       25,987         72,360         70,857            --
                                                                ------------   ------------   ------------  ------------
Total assets...................................................  213,784,165    256,333,622    694,023,353   141,413,025
                                                                ------------   ------------   ------------  ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed.......................      116,175        204,332      1,102,228       147,006
  Investments purchased........................................    6,203,710     14,232,592    145,853,799     5,361,197
  Interest on securities sold short............................        4,167             --             --         3,500
  Investment advisory and management fees......................      103,935        117,480        194,399        70,538
  Distribution and service maintenance fees....................       58,401         84,041        237,149        77,422
  Transfer agent fees and expenses.............................       53,662         58,732        143,242        33,606
  Trustees' fees and expenses..................................       31,385        105,745         48,669        25,948
  Other accrued expenses.......................................      183,675        109,802        119,228        46,354
  Line of credit...............................................           --             --             --            --
Dividends payable..............................................        9,724        157,395        249,139       183,706
Collateral upon return of securities loaned....................           --     29,400,000     49,600,000            --
Due to custodian...............................................           --             --             --            --
Securities sold short, at value#...............................    2,445,312             --             --     2,054,062
Unrealized depreciation on forward foreign currency contracts..           --             --             --        13,574
                                                                ------------   ------------   ------------  ------------
Total liabilities..............................................    9,210,146     44,470,119    197,547,853     8,016,913
                                                                ------------   ------------   ------------  ------------
Net Assets..................................................... $204,574,019   $211,863,503   $496,475,500  $133,396,112
                                                                ------------   ------------   ------------  ------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value................. $    201,882   $    226,161   $    442,917  $    382,402
Paid-in capital................................................  206,863,873    223,038,532    497,621,745   161,169,241
                                                                ------------   ------------   ------------  ------------
                                                                 207,065,755    223,264,693    498,064,662   161,551,643
Accumulated undistributed net investment income (loss).........      110,959       (137,838)       (12,374)      387,799
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, securities sold short, and
 foreign exchange transactions.................................   (1,358,786)    (9,162,866)     1,574,683   (31,938,957)
Unrealized appreciation (depreciation) on investments..........   (1,231,800)    (2,100,486)    (3,151,471)    3,424,744
Unrealized appreciation (depreciation) on securities sold short      (12,109)            --             --       (10,172)
Unrealized appreciation (depreciation) on foreign exchange
 transactions..................................................           --             --             --       (18,945)
                                                                ------------   ------------   ------------  ------------
Net Assets..................................................... $204,574,019   $211,863,503   $496,475,500  $133,396,112
                                                                ------------   ------------   ------------  ------------
*Cost
  Long-term investment securities (unaffiliated)............... $186,873,725   $213,823,874   $496,604,933  $114,818,539
                                                                ============   ============   ============  ============
  Short-term investment securities............................. $ 10,000,000   $         --   $ 79,966,200  $  7,634,000
                                                                ============   ============   ============  ============
  Foreign currency............................................. $         --   $         --   $         --  $    298,491
                                                                ============   ============   ============  ============
# Proceeds from securities sold short.......................... $  2,433,203             --             --     2,043,890
                                                                ============   ============   ============  ============

                                                                  High Yield    Tax Exempt
                                                                     Bond        Insured
                                                                     Fund          Fund
                                                                -------------  -----------
ASSETS:
Long-term investment securities, at value* (unaffiliated)...... $ 316,171,090  $69,234,188
Short-term investment securities, at value*....................            --    6,795,119
Repurchase agreements (cost equals market).....................            --           --
                                                                -------------  -----------
  Total investments............................................   316,171,090   76,029,307
                                                                -------------  -----------
Cash...........................................................            --           --
Foreign cash*..................................................       153,409           --
Deposit with broker for securities sold short..................     1,192,271           --
Receivable for:
  Shares of beneficial interest sold...........................       402,393        6,178
  Dividends and interest.......................................     6,027,953      989,383
  Investments sold.............................................    10,879,380           --
Prepaid expenses and other assets..............................         8,073        1,945
Due from investment adviser for expense reimbursements/fee
 waivers.......................................................        76,860          690
                                                                -------------  -----------
Total assets...................................................   334,911,429   77,027,503
                                                                -------------  -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed.......................     1,597,576       53,653
  Investments purchased........................................     1,191,885           --
  Interest on securities sold short............................        20,902           --
  Investment advisory and management fees......................       227,790       32,800
  Distribution and service maintenance fees....................       155,604       31,156
  Transfer agent fees and expenses.............................        66,890       14,886
  Trustees' fees and expenses..................................        47,409       33,001
  Other accrued expenses.......................................        99,076       57,254
  Line of credit...............................................    10,676,048           --
Dividends payable..............................................       501,527       71,709
Collateral upon return of securities loaned....................            --           --
Due to custodian...............................................     1,269,440           --
Securities sold short, at value#...............................     1,163,750           --
Unrealized depreciation on forward foreign currency contracts..            --           --
                                                                -------------  -----------
Total liabilities..............................................    17,017,897      294,459
                                                                -------------  -----------
Net Assets..................................................... $ 317,893,532  $76,733,044
                                                                -------------  -----------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value................. $     715,980  $    59,900
Paid-in capital................................................   414,382,100   72,997,524
                                                                -------------  -----------
                                                                  415,098,080   73,057,424
Accumulated undistributed net investment income (loss).........    (1,879,694)     (34,061)
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, securities sold short, and
 foreign exchange transactions.................................  (109,276,321)     307,432
Unrealized appreciation (depreciation) on investments..........    13,930,212    3,402,249
Unrealized appreciation (depreciation) on securities sold short        21,438           --
Unrealized appreciation (depreciation) on foreign exchange
 transactions..................................................          (183)          --
                                                                -------------  -----------
Net Assets..................................................... $ 317,893,532  $76,733,044
                                                                -------------  -----------
*Cost
  Long-term investment securities (unaffiliated)............... $ 302,240,878  $65,831,939
                                                                =============  ===========
  Short-term investment securities............................. $          --  $ 6,795,119
                                                                =============  ===========
  Foreign currency............................................. $     153,592  $        --
                                                                =============  ===========
# Proceeds from securities sold short.......................... $   1,185,188           --
                                                                =============  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2005 -- (continued)


                                                                                 U.S. Government               Strategic
                                                                     Core Bond     Securities        GNMA        Bond
                                                                       Fund           Fund           Fund        Fund
                                                                    ------------ --------------- ------------ -----------
Class A (unlimited shares authorized):
Net assets......................................................... $167,786,789  $174,905,167   $338,031,201 $59,278,592
Shares of beneficial interest issued and outstanding...............   16,559,794    18,671,171     30,185,326  17,007,981
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge)...................... $      10.13  $       9.37   $      11.20 $      3.49
Maximum sales charge (4.75% of offering price).....................         0.51          0.47           0.56        0.17
                                                                    ------------  ------------   ------------ -----------
Maximum offering price to public................................... $      10.64  $       9.84   $      11.76 $      3.66
                                                                    ============  ============   ============ ===========
Class B (unlimited shares authorized):
Net assets......................................................... $  4,977,376  $ 27,012,856   $102,497,052 $37,250,358
Shares of beneficial interest issued and outstanding...............      492,472     2,882,251      9,128,512  10,692,778
Net asset value, offering and redemption price per share (excluding
 any applicable contingent deferred sales charge).................. $      10.11  $       9.37   $      11.23 $      3.48
                                                                    ============  ============   ============ ===========
Class C (unlimited shares authorized):
Net assets......................................................... $  4,779,681  $  9,945,480   $ 54,935,553 $36,867,162
Shares of beneficial interest issued and outstanding...............      472,241     1,062,712      4,887,570  10,539,432
Net asset value, offering and redemption price per share (excluding
 any applicable contingent deferred sales charge).................. $      10.12  $       9.36   $      11.24 $      3.50
                                                                    ============  ============   ============ ===========
Class I (unlimited shares authorized):
Net assets......................................................... $  1,404,511  $         --   $         -- $        --
Shares of beneficial interest issued and outstanding...............      138,428            --             --          --
Net asset value, offering and redemption price per share........... $      10.15  $         --   $         -- $        --
                                                                    ============  ============   ============ ===========
Class Z (unlimited shares authorized):
Net assets......................................................... $ 25,625,662  $         --   $         -- $        --
Shares of beneficial interest issued and outstanding...............    2,525,279            --             --          --
Net asset value, offering and redemption price per share........... $      10.15  $         --   $         -- $        --
                                                                    ============  ============   ============ ===========
Class X (unlimited shares authorized):
Net assets......................................................... $         --  $         --   $  1,011,694 $        --
Shares of beneficial interest issued and outstanding...............           --            --         90,287          --
Net asset value, offering and redemption price per share........... $         --  $         --   $      11.21 $        --
                                                                    ============  ============   ============ ===========

                                                                     High Yield  Tax Exempt
                                                                        Bond      Insured
                                                                        Fund        Fund
                                                                    ------------ -----------
Class A (unlimited shares authorized):
Net assets......................................................... $101,660,552 $62,032,261
Shares of beneficial interest issued and outstanding...............   22,943,365   4,842,968
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge)...................... $       4.43 $     12.81
Maximum sales charge (4.75% of offering price).....................         0.22        0.64
                                                                    ------------ -----------
Maximum offering price to public................................... $       4.65 $     13.45
                                                                    ============ ===========
Class B (unlimited shares authorized):
Net assets......................................................... $ 61,961,458 $ 8,999,651
Shares of beneficial interest issued and outstanding...............   13,957,646     702,174
Net asset value, offering and redemption price per share (excluding
 any applicable contingent deferred sales charge).................. $       4.44 $     12.82
                                                                    ============ ===========
Class C (unlimited shares authorized):
Net assets......................................................... $ 65,384,668 $ 5,701,132
Shares of beneficial interest issued and outstanding...............   14,671,041     444,896
Net asset value, offering and redemption price per share (excluding
 any applicable contingent deferred sales charge).................. $       4.46 $     12.81
                                                                    ============ ===========
Class I (unlimited shares authorized):
Net assets......................................................... $         -- $        --
Shares of beneficial interest issued and outstanding...............           --          --
Net asset value, offering and redemption price per share........... $         -- $        --
                                                                    ============ ===========
Class Z (unlimited shares authorized):
Net assets......................................................... $ 88,886,854 $        --
Shares of beneficial interest issued and outstanding...............   20,025,984          --
Net asset value, offering and redemption price per share........... $       4.44 $        --
                                                                    ============ ===========
Class X (unlimited shares authorized):
Net assets......................................................... $         -- $        --
Shares of beneficial interest issued and outstanding...............           --          --
Net asset value, offering and redemption price per share........... $         -- $        --
                                                                    ============ ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF OPERATIONS -- For the year ended March 31, 2005

                                                                                              Core      U.S. Government
                                                                                            Bond Fund   Securities Fund
                                                                                           -----------  ---------------
INVESTMENT INCOME:
 Dividends* (unaffiliated)................................................................ $        10    $        --
 Interest (unaffiliated)..................................................................  10,552,114      9,761,307
                                                                                           -----------    -----------
   Total investment income................................................................  10,552,124      9,761,307
                                                                                           -----------    -----------
EXPENSES:
 Investment advisory and management fees..................................................   1,245,364      1,484,291
 Distribution and service maintenance fees:
   Class A................................................................................     540,520        654,699
   Class B................................................................................      51,043        306,113
   Class C................................................................................      48,265        120,561
 Service fees--Class I@...................................................................       5,245             --
 Transfer agent fees:
   Class A................................................................................     339,756        456,215
   Class B................................................................................      16,448         84,846
   Class C................................................................................      13,903         35,248
   Class I@...............................................................................       4,616             --
   Class Z................................................................................          --             --
   Class X................................................................................          --             --
 Registration fees:.......................................................................
   Class A................................................................................      51,717         26,125
   Class B................................................................................       7,305          8,760
   Class C................................................................................      11,953          7,158
   Class I@...............................................................................          --             --
   Class Z................................................................................          --             --
   Class X................................................................................          --             --
 Custodian fees...........................................................................      60,603         87,709
 Reports to shareholders..................................................................          --        127,053
 Audit and tax fees.......................................................................      31,384         35,610
 Legal fees...............................................................................       6,570          6,205
 Trustees' fees and expenses..............................................................      16,712         13,937
 Interest expense.........................................................................          --          1,489
 Interest expense on securities sold short................................................          --             --
 Other expenses...........................................................................      12,810         15,180
                                                                                           -----------    -----------
   Total expenses before fee waivers, expense reimbursements and custody credits..........   2,464,214      3,471,199
   Fees waived and expenses reimbursed by investment advisor (Note 3).....................    (219,634)      (915,381)
   Custody credits earned on cash balances................................................      (1,470)        (2,721)
                                                                                           -----------    -----------
   Net expenses...........................................................................   2,243,110      2,553,097
                                                                                           -----------    -----------
Net investment income (loss)..............................................................   8,309,014      7,208,210
                                                                                           -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)....................................    (309,327)       498,065
Net realized gain (loss) on securities sold short.........................................          --             --
Net realized foreign exchange gain (loss) on other assets and liabilities.................          --             --
                                                                                           -----------    -----------
Net realized gain (loss) on investments and foreign currencies............................    (309,327)       498,065
                                                                                           -----------    -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)............  (4,270,180)    (7,299,356)
Change in unrealized appreciation (depreciation) on forward currency contracts............          --             --
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.........          --             --
Change in unrealized appreciation (depreciation) on securities sold short.................     (12,109)            --
                                                                                           -----------    -----------
Net unrealized gain (loss) on investments and foreign currencies..........................  (4,282,289)    (7,299,356)
                                                                                           -----------    -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.............  (4,591,616)    (6,801,291)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $ 3,717,398    $   406,919
                                                                                           ===========    ===========
* Net of foreign withholding taxes on interest and dividends of........................... $        83    $        --
                                                                                           ===========    ===========

                                                                                             GNMA Fund
                                                                                           ------------
INVESTMENT INCOME:
 Dividends* (unaffiliated)................................................................ $         --
 Interest (unaffiliated)..................................................................   19,790,101
                                                                                           ------------
   Total investment income................................................................   19,790,101
                                                                                           ------------
EXPENSES:
 Investment advisory and management fees..................................................    2,424,795
 Distribution and service maintenance fees:
   Class A................................................................................    1,182,805
   Class B................................................................................    1,170,011
   Class C................................................................................      672,154
 Service fees--Class I@...................................................................           --
 Transfer agent fees:
   Class A................................................................................      790,503
   Class B................................................................................      294,735
   Class C................................................................................      161,090
   Class I@...............................................................................           --
   Class Z................................................................................           --
   Class X................................................................................       18,717
 Registration fees:.......................................................................
   Class A................................................................................       79,415
   Class B................................................................................       20,786
   Class C................................................................................       22,641
   Class I@...............................................................................           --
   Class Z................................................................................           --
   Class X................................................................................           --
 Custodian fees...........................................................................      185,085
 Reports to shareholders..................................................................      197,077
 Audit and tax fees.......................................................................       38,384
 Legal fees...............................................................................       12,076
 Trustees' fees and expenses..............................................................       39,316
 Interest expense.........................................................................          172
 Interest expense on securities sold short................................................           --
 Other expenses...........................................................................       26,904
                                                                                           ------------
   Total expenses before fee waivers, expense reimbursements and custody credits..........    7,336,666
   Fees waived and expenses reimbursed by investment advisor (Note 3).....................     (905,003)
   Custody credits earned on cash balances................................................          (15)
                                                                                           ------------
   Net expenses...........................................................................    6,431,648
                                                                                           ------------
Net investment income (loss)..............................................................   13,358,453
                                                                                           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)....................................    3,461,416
Net realized gain (loss) on securities sold short.........................................           --
Net realized foreign exchange gain (loss) on other assets and liabilities.................           --
                                                                                           ------------
Net realized gain (loss) on investments and foreign currencies............................    3,461,416
                                                                                           ------------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)............  (11,084,127)
Change in unrealized appreciation (depreciation) on forward currency contracts............           --
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.........           --
Change in unrealized appreciation (depreciation) on securities sold short.................           --
                                                                                           ------------
Net unrealized gain (loss) on investments and foreign currencies..........................  (11,084,127)
                                                                                           ------------
Net realized and unrealized gain (loss) on investments and foreign currencies.............   (7,622,711)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $  5,735,742
                                                                                           ============
* Net of foreign withholding taxes on interest and dividends of........................... $         --
                                                                                           ============

--------
@  See Note 1

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF OPERATIONS -- For the year ended March 31, 2005 -- (continued)


                                                                                            Strategic    High Yield   Tax Exempt
                                                                                            Bond Fund    Bond Fund   Insured Fund
                                                                                           -----------  -----------  ------------
INVESTMENT INCOME:
EXPENSES:
 Dividends* (unaffiliated)................................................................ $    42,679  $   276,814  $        27
 Interest (unaffiliated)..................................................................   8,010,066   29,479,238    3,618,802
                                                                                           -----------  -----------  -----------
   Total investment income................................................................   8,052,745   29,756,052    3,618,829
                                                                                           -----------  -----------  -----------
EXPENSES:
 Investment advisory and management fees..................................................     707,356    2,434,703      412,187
 Distribution and service maintenance fees:
   Class A................................................................................     163,087      428,047      226,047
   Class B................................................................................     358,559      673,872      119,819
   Class C................................................................................     245,975      569,973       58,709
 Service fees--Class I@...................................................................       4,436           --           --
 Transfer agent fees:
   Class A................................................................................     117,645      285,420      150,196
   Class B................................................................................      87,007      156,637       28,468
   Class C................................................................................      58,722      135,583       13,759
   Class I@...............................................................................       3,974           --           --
   Class Z................................................................................          --           --           --
   Class X................................................................................          --           --           --
 Registration fees:
   Class A................................................................................      14,565       25,388       11,181
   Class B................................................................................      11,347       12,855        6,014
   Class C................................................................................      10,613       17,490        9,213
   Class I@...............................................................................       3,740           --           --
   Class Z................................................................................          --           --           --
   Class X................................................................................          --           --           --
 Custodian fees...........................................................................      72,051      127,288       54,469
 Reports to shareholders..................................................................      51,236       57,330       20,676
 Audit and tax fees.......................................................................      34,256       51,558       32,297
 Legal fees...............................................................................       9,249       10,610        4,437
 Trustees' fees and expenses..............................................................       6,232       18,543        4,762
 Interest expense.........................................................................          --       24,003            5
 Dividend and interest expense on securities sold short...................................          --       97,466           --
 Other expenses...........................................................................      11,582       14,470        9,821
                                                                                           -----------  -----------  -----------
   Total expenses before fee waivers, expense reimbursements and custody credits..........   1,971,632    5,141,236    1,162,060
   Fees waived and expenses reimbursed by investment advisor (Note 3).....................     (31,223)    (240,077)      (5,550)
   Custody credits earned on cash balances................................................     (23,901)     (14,323)        (359)
                                                                                           -----------  -----------  -----------
   Net expenses...........................................................................   1,916,508    4,886,836    1,156,151
                                                                                           -----------  -----------  -----------
Net investment income (loss)..............................................................   6,136,237   24,869,216    2,462,678
                                                                                           -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)....................................   5,201,037   10,506,237      314,275
Net realized gain (loss) on securities sold short.........................................          --     (107,378)          --
Net realized foreign exchange gain (loss) on other assets and liabilities.................     103,451       21,495           --
                                                                                           -----------  -----------  -----------
Net realized gain (loss) on investments and foreign currencies............................   5,304,488   10,420,354      314,275
                                                                                           -----------  -----------  -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)............  (2,735,089)   6,049,742   (1,499,351)
Change in unrealized appreciation (depreciation) on forward currency contracts............          --           --           --
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.........      25,641        2,129           --
Change in unrealized appreciation (depreciation) on securities sold short.................     (10,172)      15,253           --
                                                                                           -----------  -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies..........................  (2,719,620)   6,067,124   (1,499,351)
                                                                                           -----------  -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.............   2,584,868   16,487,478   (1,185,076)
                                                                                           -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $ 8,721,105  $41,356,694  $ 1,277,602
                                                                                           ===========  ===========  ===========
* Net of foreign withholding taxes on interest and dividends of........................... $     3,757  $       451  $        --
                                                                                           ===========  ===========  ===========

--------
@  See Note 1

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS



                                                                                      Core Bond Fund
                                                                                --------------------------
                                                                                For the year  For the year
                                                                                   ended         ended
                                                                                 March 31,     March 31,
                                                                                    2005          2004
                                                                                ------------  ------------
Operations:
  Net investment income (loss)................................................. $  8,309,014  $  8,609,219
  Net realized gain (loss) on investments and foreign currencies...............     (309,327)    7,228,394
  Net unrealized appreciation (depreciation) on investments and foreign
   currencies..................................................................   (4,282,289)   (2,724,903)
                                                                                ------------  ------------
Net increase (decrease) in net assets resulting from operations................    3,717,398    13,112,710
                                                                                ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A)..............................................   (6,506,042)   (1,752,869)
  Net investment income (Class B)..............................................     (181,405)     (128,070)
  Net investment income (Class C)..............................................     (171,529)     (100,070)
  Net investment income (Class I)@.............................................      (90,049)     (539,121)
  Net investment income (Class Z)..............................................   (1,999,235)   (6,618,532)
  Net investment income (Class X)..............................................           --            --
  Net realized gain on securities (Class A)....................................   (1,959,055)           --
  Net realized gain on securities (Class B)....................................      (60,672)           --
  Net realized gain on securities (Class C)....................................      (57,101)           --
  Net realized gain on securities (Class I)@...................................      (23,429)           --
  Net realized gain on securities (Class Z)....................................     (308,101)           --
  Net realized gain on securities (Class X)....................................           --            --
                                                                                ------------  ------------
Total distributions to shareholders............................................  (11,356,618)   (9,138,662)
                                                                                ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions
 (Note 6)......................................................................  (14,834,404)  (99,825,778)
                                                                                ------------  ------------
Total increase (decrease) in net assets........................................  (22,473,624)  (95,851,730)

NET ASSETS:
Beginning of period............................................................  227,047,643   322,899,373
                                                                                ------------  ------------
End of period+................................................................. $204,574,019  $227,047,643
                                                                                ============  ============
+Includes accumulated undistributed net investment income (loss)............... $    110,959  $    198,080
                                                                                ============  ============

                                                                                      U.S. Government
                                                                                      Securities Fund
                                                                                --------------------------
                                                                                For the year  For the year
                                                                                   ended         ended
                                                                                 March 31,     March 31,
                                                                                    2005          2004
                                                                                ------------  ------------
Operations:
  Net investment income (loss)................................................. $  7,208,210  $  8,037,454
  Net realized gain (loss) on investments and foreign currencies...............      498,065     2,311,744
  Net unrealized appreciation (depreciation) on investments and foreign
   currencies..................................................................   (7,299,365)   (2,984,953)
                                                                                ------------  ------------
Net increase (decrease) in net assets resulting from operations................      406,919     7,364,245
                                                                                ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A)..............................................   (6,470,275)   (6,367,993)
  Net investment income (Class B)..............................................     (861,625)   (1,202,312)
  Net investment income (Class C)..............................................     (338,902)     (488,725)
  Net investment income (Class I)@.............................................           --            --
  Net investment income (Class Z)..............................................           --            --
  Net investment income (Class X)..............................................           --            --
  Net realized gain on securities (Class A)....................................           --            --
  Net realized gain on securities (Class B)....................................           --            --
  Net realized gain on securities (Class C)....................................           --            --
  Net realized gain on securities (Class I)@...................................           --            --
  Net realized gain on securities (Class Z)....................................           --            --
  Net realized gain on securities (Class X)....................................           --            --
                                                                                ------------  ------------
Total distributions to shareholders............................................   (7,670,802)   (8,059,030)
                                                                                ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions
 (Note 6)......................................................................  (37,234,269)  (40,708,822)
                                                                                ------------  ------------
Total increase (decrease) in net assets........................................  (44,498,152)  (41,403,607)

NET ASSETS:
Beginning of period............................................................  256,361,655   297,765,262
                                                                                ------------  ------------
End of period+................................................................. $211,863,503  $256,361,655
                                                                                ============  ============
+Includes accumulated undistributed net investment income (loss)............... $   (137,838) $   (138,253)
                                                                                ============  ============

--------
@  See Note 1

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                                                         GNMA Fund
                                                                                --------------------------
                                                                                For the year  For the year
                                                                                   ended         ended
                                                                                 March 31,     March 31,
                                                                                    2005          2004
                                                                                ------------  ------------
Operations:
  Net investment income (loss)................................................. $ 13,358,453  $ 12,805,080
  Net realized gain (loss) on investments and foreign currencies...............    3,461,416     1,476,272
  Net unrealized appreciation (depreciation) on investments and foreign
   currencies..................................................................  (11,084,127)   (1,054,237)
                                                                                ------------  ------------
Net increase (decrease) in net assets resulting from operations................    5,735,742    13,227,115
                                                                                ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A)..............................................  (10,096,979)   (8,229,827)
  Net investment income (Class B)..............................................   (2,758,584)   (3,268,894)
  Net investment income (Class C)..............................................   (1,598,731)   (2,301,935)
  Net investment income (Class I)@.............................................           --          (586)
  Net investment income (Class Z)..............................................           --            --
  Net investment income (Class X)..............................................     (262,529)     (187,234)
  Net realized gain on securities (Class A)....................................           --    (5,268,652)
  Net realized gain on securities (Class B)....................................           --    (2,564,269)
  Net realized gain on securities (Class C)....................................           --    (1,788,770)
  Net realized gain on securities (Class I)@...................................           --          (487)
  Net realized gain on securities (Class Z)....................................           --            --
  Net realized gain on securities (Class X)....................................           --      (115,741)
                                                                                ------------  ------------
Total distributions to shareholders............................................  (14,716,823)  (23,726,395)
                                                                                ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions
 (Note 6)......................................................................  (65,557,982)   (4,226,113)
                                                                                ------------  ------------
Total increase (decrease) in net assets........................................  (74,539,063)  (14,725,393)

NET ASSETS:
Beginning of period............................................................  571,014,563   585,739,956
                                                                                ------------  ------------
End of period+................................................................. $496,475,500  $571,014,563
                                                                                ============  ============
+Includes accumulated undistributed net investment income (loss)............... $    (12,374) $      4,199
                                                                                ============  ============

                                                                                    Strategic Bond Fund
                                                                                --------------------------
                                                                                For the year  For the year
                                                                                   ended         ended
                                                                                 March 31,     March 31,
                                                                                    2005          2004
                                                                                ------------  ------------
Operations:
  Net investment income (loss)................................................. $  6,136,237  $  5,727,055
  Net realized gain (loss) on investments and foreign currencies...............    5,304,488     4,382,421
  Net unrealized appreciation (depreciation) on investments and foreign
   currencies..................................................................   (2,719,620)    4,765,239
                                                                                ------------  ------------
Net increase (decrease) in net assets resulting from operations................    8,721,105    14,874,715
                                                                                ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A)..............................................   (3,082,007)   (2,573,307)
  Net investment income (Class B)..............................................   (2,151,861)   (1,914,488)
  Net investment income (Class C)..............................................   (1,452,318)   (1,049,774)
  Net investment income (Class I)@.............................................     (116,760)     (233,825)
  Net investment income (Class Z)..............................................           --            --
  Net investment income (Class X)..............................................           --            --
  Net realized gain on securities (Class A)....................................           --            --
  Net realized gain on securities (Class B)....................................           --            --
  Net realized gain on securities (Class C)....................................           --            --
  Net realized gain on securities (Class I)@...................................           --            --
  Net realized gain on securities (Class Z)....................................           --            --
  Net realized gain on securities (Class X)....................................           --            --
                                                                                ------------  ------------
Total distributions to shareholders............................................   (6,802,946)   (5,771,394)
                                                                                ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions
 (Note 6)......................................................................   25,739,107    14,052,523
                                                                                ------------  ------------
Total increase (decrease) in net assets........................................   27,657,266    23,155,844

NET ASSETS:
Beginning of period............................................................  105,738,846    82,583,002
                                                                                ------------  ------------
End of period+................................................................. $133,396,112  $105,738,846
                                                                                ============  ============
+Includes accumulated undistributed net investment income (loss)............... $    387,799  $    160,688
                                                                                ============  ============

--------
@  See Note 1

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                                                       High Yield Bond Fund
                                                                                    --------------------------
                                                                                    For the year  For the year
                                                                                       ended         ended
                                                                                     March 31,     March 31,
                                                                                        2005          2004
                                                                                    ------------  ------------
Operations:
  Net investment income (loss)..................................................... $ 24,869,216  $ 22,245,096
  Net realized gain (loss) on investments and foreign currencies...................   10,420,354    16,147,344
  Net unrealized appreciation (depreciation) on investments and foreign currencies.    6,067,124    22,647,739
                                                                                    ------------  ------------
Net increase (decrease) in net assets resulting from operations....................   41,356,694    61,040,179
                                                                                    ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A)..................................................   (9,494,138)   (7,714,823)
  Net investment income (Class B)..................................................   (4,894,387)   (5,797,385)
  Net investment income (Class C)..................................................   (4,060,550)   (3,614,674)
  Net investment income (Class I)@.................................................           --        (1,687)
  Net investment income (Class Z)..................................................   (6,995,720)   (6,692,901)
  Net investment income (Class X)..................................................           --            --
  Net realized gain on securities (Class A)........................................           --            --
  Net realized gain on securities (Class B)........................................           --            --
  Net realized gain on securities (Class C)........................................           --            --
  Net realized gain on securities (Class I)@.......................................           --            --
  Net realized gain on securities (Class Z)........................................           --            --
  Net realized gain on securities (Class X)........................................           --            --
                                                                                    ------------  ------------
Total distributions to shareholders................................................  (25,444,795)  (23,821,470)
                                                                                    ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions
 (Note 6)..........................................................................    3,593,907    47,785,931
                                                                                    ------------  ------------
Total increase (decrease) in net assets............................................   19,505,806    85,004,640

NET ASSETS:
Beginning of period................................................................  298,387,726   213,383,086
                                                                                    ------------  ------------
End of period+..................................................................... $317,893,532  $298,387,726
                                                                                    ============  ============
+Includes accumulated undistributed net investment income (loss)................... $ (1,879,694) $ (1,327,919)
                                                                                    ============  ============

                                                                                      Tax Exempt Insured Fund
                                                                                    --------------------------
                                                                                    For the year  For the year
                                                                                       ended         ended
                                                                                     March 31,     March 31,
                                                                                        2005          2004
                                                                                    ------------  ------------
Operations:
  Net investment income (loss)..................................................... $  2,462,678  $  2,635,731
  Net realized gain (loss) on investments and foreign currencies...................      314,275     1,897,409
  Net unrealized appreciation (depreciation) on investments and foreign currencies.   (1,499,351)     (129,136)
                                                                                    ------------  ------------
Net increase (decrease) in net assets resulting from operations....................    1,277,602     4,404,004
                                                                                    ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A)..................................................   (2,053,393)   (2,009,916)
  Net investment income (Class B)..................................................     (297,218)     (366,880)
  Net investment income (Class C)..................................................     (145,957)     (122,956)
  Net investment income (Class I)@.................................................           --            --
  Net investment income (Class Z)..................................................           --            --
  Net investment income (Class X)..................................................           --            --
  Net realized gain on securities (Class A)........................................     (842,208)   (2,345,579)
  Net realized gain on securities (Class B)........................................     (135,607)     (558,969)
  Net realized gain on securities (Class C)........................................      (82,894)     (187,274)
  Net realized gain on securities (Class I)@.......................................           --            --
  Net realized gain on securities (Class Z)........................................           --            --
  Net realized gain on securities (Class X)........................................           --            --
                                                                                    ------------  ------------
Total distributions to shareholders................................................   (3,557,277)   (5,591,574)
                                                                                    ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions
 (Note 6)..........................................................................  (12,519,717)  (11,118,979)
                                                                                    ------------  ------------
Total increase (decrease) in net assets............................................  (14,799,392)  (12,306,549)

NET ASSETS:
Beginning of period................................................................   91,532,436   103,838,985
                                                                                    ------------  ------------
End of period+..................................................................... $ 76,733,044  $ 91,532,436
                                                                                    ============  ============
+Includes accumulated undistributed net investment income (loss)................... $    (34,061) $     (6,949)
                                                                                    ============  ============

--------
@  See Note 1

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS

                                                                             CORE BOND FUND
                                                                             --------------
                                        Net gain
                                        (loss) on
                     Net               investments                                  Dividend            Net               Net
                    Asset                 (both               Dividends             from net           Asset            Assets,
                   Value,      Net      realized   Total from  from net             realized    Total  Value,           end of
                  beginning investment     and     investment investment Return of   gain on   Distri- end of   Total   period
  Period Ended    of period income(1)  unrealized) operations   income    capital  investments butions period Return(2) (000's)
----------------- --------- ---------- ----------- ---------- ---------- --------- ----------- ------- ------ --------- --------
                                                                                Class A
-
11/01/99-10/31/00  $ 9.85     $0.62      $(0.21)     $ 0.41     $(0.60)   $(0.06)    $   --    $(0.66) $ 9.60    4.35%  $  3,858
11/01/00-10/31/01    9.60      0.55        0.65        1.20      (0.51)       --         --     (0.51)  10.29   12.85      5,901
11/01/01-3/31/02#   10.29      0.20       (0.48)      (0.28)     (0.19)       --         --     (0.19)   9.82   (2.77)     5,312
4/01/02-3/31/03      9.82      0.34        0.58        0.92      (0.42)       --         --     (0.42)  10.32    9.58     21,260
4/01/03-3/31/04     10.32      0.24        0.20        0.44      (0.27)       --         --     (0.27)  10.49    4.30    140,877
4/01/04-3/31/05     10.49      0.40       (0.20)       0.20      (0.43)       --      (0.13)    (0.56)  10.13    1.94    167,787
                                                                                Class B
-
11/01/99-10/31/00  $ 9.85     $0.58      $(0.24)     $ 0.34     $(0.55)   $(0.05)    $   --    $(0.60) $ 9.59    3.70%  $  4,937
11/01/00-10/31/01    9.59      0.48        0.64        1.12      (0.45)       --         --     (0.45)  10.26   11.93      6,444
11/01/01-3/31/02#   10.26      0.17       (0.49)      (0.32)     (0.16)       --         --     (0.16)   9.78   (3.14)     3,220
4/01/02-3/31/03      9.78      0.31        0.55        0.86      (0.36)       --         --     (0.36)  10.28    8.90      7,198
4/01/03-3/31/04     10.28      0.18        0.19        0.37      (0.19)       --         --     (0.19)  10.46    3.68      5,683
4/01/04-3/31/05     10.46      0.33       (0.19)       0.14      (0.36)       --      (0.13)    (0.49)  10.11    1.37      4,977
                                                                                Class C*
-
11/01/99-10/31/00  $ 9.85     $0.57      $(0.23)     $ 0.34     $(0.55)   $(0.05)    $   --    $(0.60) $ 9.59    3.70%  $  2,778
11/01/00-10/31/01    9.59      0.48        0.64        1.12      (0.45)       --         --     (0.45)  10.26   11.93      4,541
11/01/01-3/31/02#   10.26      0.18       (0.49)      (0.31)     (0.16)       --         --     (0.16)   9.79   (3.04)     3,772
4/01/02-3/31/03      9.79      0.31        0.56        0.87      (0.36)       --         --     (0.36)  10.30    9.00      5,598
4/01/03-3/31/04     10.30      0.18        0.19        0.37      (0.19)       --         --     (0.19)  10.48    3.68      5,352
4/01/04-3/31/05     10.48      0.33       (0.20)       0.13      (0.36)       --      (0.13)    (0.49)  10.12    1.27      4,780
                                                                                Class I
-
7/10/00-10/31/00@  $ 9.65     $0.19      $(0.02)     $ 0.17     $(0.18)   $(0.02)    $   --    $(0.20) $ 9.62    1.85%  $ 19,971
11/01/00-10/31/01    9.62      0.57        0.65        1.22      (0.52)       --         --     (0.52)  10.32   13.01     22,782
11/01/01-3/31/02#   10.32      0.21       (0.52)      (0.31)     (0.19)       --         --     (0.19)   9.82   (3.01)    21,707
2/01/02-3/31/03      9.82      0.40        0.55        0.95      (0.44)       --         --     (0.44)  10.33    9.80     20,617
4/01/03-3/31/04     10.33      0.20        0.24        0.44      (0.27)       --         --     (0.27)  10.50    4.35      3,092
4/01/04-3/31/05     10.50      0.42       (0.20)       0.22      (0.44)       --      (0.13)    (0.57)  10.15    2.14      1,405
                                                                                Class Z*
-
7/10/00-10/31/00@  $ 9.64     $0.19      $(0.03)     $ 0.16     $(0.18)   $(0.02)    $   --    $(0.20) $ 9.60    1.81%  $317,842
11/01/00-10/31/01    9.60      0.59        0.65        1.24      (0.55)       --         --     (0.55)  10.29   13.37    323,570
11/01/01-3/31/02#   10.29      0.21       (0.47)      (0.26)     (0.21)       --         --     (0.21)   9.82   (2.57)   297,081
4/01/02-3/31/03      9.82      0.47        0.53        1.00      (0.49)       --         --     (0.49)  10.33   10.38    268,226
4/01/03-3/31/04     10.33      0.32        0.18        0.50      (0.33)       --         --     (0.33)  10.50    4.92     72,043
4/01/04-3/31/05     10.50      0.50       (0.23)       0.27      (0.49)       --      (0.13)    (0.62)  10.15    2.62     25,626



                 Ratio
                 of net
 Ratio of      investment
 expenses      income to
to average      average       Portfolio
net assets     net assets     Turnover
----------     ----------     ---------


   1.29%(4)       6.45%(4)        94%
   1.31(4)        5.51(4)        215
   1.33(3)(4)     5.03(3)(4)      94
   1.33(4)        3.72(4)        179
   1.25(4)        2.50(4)        229
   1.15(4)        3.91(4)        203


   1.95%(4)       5.95%(4)        94%
   1.97(4)        4.88(4)        215
   1.98(3)(4)     4.36(3)(4)      94
   1.98(4)        3.15(4)        179
   1.92(4)        1.75(4)        229
   1.81(4)        3.25(4)        203


   1.95%(4)       5.84%(4)        94%
   1.97(4)        4.79(4)        215
   1.98(3)(4)     4.39(3)(4)      94
   1.98(4)        3.13(4)        179
   1.93(4)        1.77(4)        229
   1.81(4)        3.25(4)        203


   1.16%(3)(4)    6.18%(3)(4)     94%
   1.22(4)        5.68(4)        215
   1.23(3)(4)     5.12(3)(4)      94
   1.24(4)        3.98(4)        179
   1.23(4)        2.39(4)        229
   1.07(4)        3.98(4)        203


   0.95%(3)(4)    6.39%(3)(4)     94%
   0.97(4)        5.97(4)        215
   0.74(3)(4)     5.62(3)(4)      94
   0.67           4.56           179
   0.66(4)        2.97(4)        229
   0.61(4)        4.41(4)        203

--------
* In conjunction with the reorganization on November 16, 2001, Class C was redesignated as Class II and Class II was redesignated as Class Z. Effective February 23, 2004, Class II was redesignated to Class C.
@  Inception date of class.
# Effective November 16, 2001, the SunAmerica Core Bond, a newly created portfolio of the SunAmerica Income Funds, acquired all the assets and liabilities of the North American Core Bond Fund.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized
(4)Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                         10/31/00  10/31/01 3/31/02(3) 3/31/03 3/31/04 3/31/05
                                         --------  -------- ---------- ------- ------- -------
Core Bond Fund Class A..................   0.49%     0.04%     0.19%    0.11%   0.10%   0.11%
Core Bond Fund Class B..................   0.50      0.03      0.32     0.23    0.15    0.31
Core Bond Fund Class C..................   0.54      0.04      0.32     0.18    0.14    0.38
Core Bond Fund Class I..................     --      0.03      0.13     0.05    0.05    0.06
Core Bond Fund Class Z..................   0.01(3)   0.03      0.02       --    0.02    0.05

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                    U.S. GOVERNMENT SECURITIES FUND
                                                    -------------------------------
                                   Net gain
                                   (loss) on
                Net               investments                                         Net               Net
               Asset                 (both               Dividends  Dividend         Asset            Assets,   Ratio of
              Value,      Net      realized   Total from  from net  from net  Total  Value,           end of    expenses
             beginning investment     and     investment investment realized Distri- end of   Total   period   to average
Period Ended of period income(1)  unrealized) operations   income    gains   butions period Return(2) (000's)  net assets
------------ --------- ---------- ----------- ---------- ---------- -------- ------- ------ --------- -------- ----------
                                                                     Class A
                                                                     -------
  3/31/01      $8.31     $0.45      $ 0.60      $ 1.05     $(0.45)    $--    $(0.45) $8.91    13.06%  $169,524    1.49%
  3/31/02       8.91      0.37(4)    (0.08)       0.29      (0.40)     --     (0.40)  8.80     3.25    187,615    1.42
  3/31/03       8.80      0.37        0.86        1.23      (0.40)     --     (0.40)  9.63    14.14    210,848    1.12(3)
  3/31/04       9.63      0.30        0.01        0.31      (0.30)     --     (0.30)  9.64     3.29    204,618    0.99(3)
  3/31/05       9.64      0.31       (0.26)       0.05      (0.32)     --     (0.32)  9.37     0.61    174,905    0.99(3)
                                                                     Class B
                                                                     -------
  3/31/01      $8.31     $0.39      $ 0.61      $ 1.00     $(0.40)    $--    $(0.40) $8.91    12.29%  $ 32,085    2.17%
  3/31/02       8.91      0.31(4)    (0.08)       0.23      (0.34)     --     (0.34)  8.80     2.55     38,878    2.09(3)
  3/31/03       8.80      0.30        0.87        1.17      (0.33)     --     (0.33)  9.64    13.51     62,595    1.76(3)
  3/31/04       9.64      0.24        0.01        0.25      (0.24)     --     (0.24)  9.65     2.62     36,605    1.64(3)
  3/31/05       9.65      0.25       (0.27)      (0.02)     (0.26)     --     (0.26)  9.37    (0.14)    27,013    1.64(3)
                                                                     Class C*
                                                                     --------
  3/31/01      $8.32     $0.37      $ 0.61      $ 0.98     $(0.39)    $--    $(0.39) $8.91    12.10%  $  3,303    2.20%(3)
  3/31/02       8.91      0.29(4)    (0.09)       0.20      (0.32)     --     (0.32)  8.79     2.40     12,209    2.10(3)
  3/31/03       8.79      0.30        0.87        1.17      (0.33)     --     (0.33)  9.63    13.52     24,322    1.75(3)
  3/31/04       9.63      0.24        0.01        0.25      (0.24)     --     (0.24)  9.64     2.62     15,139    1.64(3)
  3/31/05       9.64      0.25       (0.27)      (0.02)     (0.26)     --     (0.26)  9.36    (0.14)     9,945    1.64(3)



  Ratio
  of net
investment
income to
 average      Portfolio
net assets    Turnover
----------    ---------


   5.27%        1,561%
   4.12(4)        570
   3.88(3)        614
   3.14(3)        256
   3.26(3)        246


   4.59%        1,561%
   3.42(3)(4)     570
   3.20(3)        614
   2.45(3)        256
   2.61(3)        246


   4.48%(3)     1,561%
   3.33(3)(4)     570
   3.18(3)        614
   2.45(3)        256
   2.61(3)        246

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                         3/31/01 3/31/02 3/31/03 3/31/04 3/31/05
                                         ------- ------- ------- ------- -------
U.S. Government Securities Fund Class A.   -- %    -- %   0.21%   0.37%   0.39%
U.S. Government Securities Fund Class B.    --    0.01    0.23    0.37    0.43
U.S. Government Securities Fund Class C.  1.18    0.16    0.27    0.38    0.48

(4)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The per share effect of this change for the year ended March 31, 2002 on investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.11% for all classes of shares. Per share data and ratios for periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                             GNMA FUND
                                                                             ---------
                                       Net gain
                                       (loss) on
                    Net               investments                                          Net               Net
                   Asset                 (both               Dividends  Dividends         Asset            Assets,
                  Value,      Net      realized   Total from  from net  from net   Total  Value,           end of
                 beginning investment     and     investment investment realized  Distri- end of   Total   period
  Period Ended   of period income(1)  unrealized) operations   income     gains   butions period Return(2) (000's)
---------------- --------- ---------- ----------- ---------- ---------- --------- ------- ------ --------- --------
                                                                              Class A
-
3/31/01           $10.42     $0.61      $ 0.72      $1.33      $(0.62)   $(0.01)  $(0.63) $11.12   13.10%  $ 72,092
3/31/02            11.12      0.51(6)    (0.03)      0.48       (0.51)    (0.32)   (0.83)  10.77    4.45    118,440
3/31/03            10.77      0.37        0.93       1.30       (0.42)    (0.11)   (0.53)  11.54   12.29    255,096
3/31/04            11.54      0.28        0.07       0.35       (0.31)    (0.20)   (0.51)  11.38    3.06    337,467
3/31/05            11.38      0.31       (0.16)      0.15       (0.33)       --    (0.33)  11.20    1.41    338,031
                                                                              Class B
-
3/31/01           $10.44     $0.53      $ 0.74      $1.27      $(0.55)   $(0.01)  $(0.56) $11.15   12.45%  $ 38,190
3/31/02            11.15      0.44(6)    (0.03)      0.41       (0.44)    (0.32)   (0.76)  10.80    3.78     90,011
3/31/03            10.80      0.30        0.93       1.23       (0.35)    (0.11)   (0.46)  11.57   11.54    189,323
3/31/04            11.57      0.21        0.06       0.27       (0.23)    (0.20)   (0.43)  11.41    2.39    136,923
3/31/05            11.41      0.24       (0.16)      0.08       (0.26)       --    (0.26)  11.23    0.75    102,497
                                                                              Class C*
-
3/31/01           $10.46     $0.49      $ 0.77      $1.26      $(0.55)   $(0.01)  $(0.56) $11.16   12.33%  $ 15,851
3/31/02            11.16      0.44(6)    (0.03)      0.41       (0.44)    (0.32)   (0.76)  10.81    3.78     36,258
3/31/03            10.81      0.29        0.94       1.23       (0.35)    (0.11)   (0.46)  11.58   11.53    137,173
3/31/04            11.58      0.20        0.07       0.27       (0.23)    (0.20)   (0.43)  11.42    2.39     88,184
3/31/05            11.42      0.24       (0.16)      0.08       (0.26)       --    (0.26)  11.24    0.75     54,936
                                                                              Class X
-
3/19/02-3/31/02@  $10.80     $0.02(6)   $(0.01)     $0.01      $(0.02)   $   --   $(0.02) $10.79    0.08%  $    106
3/31/03            10.79      0.36        0.95       1.31       (0.44)    (0.11)   (0.55)  11.55   12.36      4,107
3/31/04            11.55      0.32        0.06       0.38       (0.34)    (0.20)   (0.54)  11.39    3.31      8,441
3/31/05            11.39      0.33       (0.15)      0.18       (0.36)       --    (0.36)  11.21    1.63      1,012



                       Ratio
                       of net
   Ratio of          investment
   expenses          income to
  to average          average          Portfolio
  net assets         net assets        Turnover
----------        ----------           ---------


   0.99%(5)          5.78%(5)             833%
   0.99(4)(5)        4.61(4)(5)(6)        537
   0.99(5)           3.36(5)              421
   0.99(5)           2.51(5)              213
   0.99(5)           2.73(5)              204


   1.64%(5)          5.11%(5)             833%
   1.64(4)(5)        3.96(4)(5)(6)        537
   1.64(5)           2.71(5)              421
   1.64(5)           1.77(5)              213
   1.64(5)           2.10(5)              204


   1.64%(5)          4.99%(5)             833%
   1.64(4)(5)        3.96(4)(5)(6)        537
   1.64(5)           2.59(5)              421
   1.64(5)           1.74(5)              213
   1.64(5)           2.11(5)              204


   0.89%(3)(4)(5)    3.84%(3)(4)(5)(6)    537%
   0.78(5)           3.31(5)              421
   0.75(5)           2.88(5)              213
   0.78              2.88                 204

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
@  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized
(4)The ratios reflect an expense cap of 0.99%, 1.64% and 1.64% for Class A, Class B and Class C, respectively, which are net of custody credits of 0.01% for Class A, Class B, and Class C or waivers/reimbursements if applicable. Custody credits for Class X are less than 0.01%.
(5)Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                   3/31/01 3/31/02   3/31/03 3/31/04 3/31/05
                                   ------- -------   ------- ------- -------
    GNMA Fund Class A.............  0.30%    0.19%    0.13%   0.18%   0.17%
    GNMA Fund Class B.............  0.33     0.19     0.14    0.16    0.18
    GNMA Fund Class C.............  0.62     0.21     0.13    0.16    0.18
    GNMA Fund Class X.............    --    56.17(3)  0.37    0.03      --

(6)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The per share effect of this change for the year ended March 31, 2002 on investment income and realized and unrealized gains and losses was less than $0.01 per share on all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.03% for all classes of shares. Per share data and ratios for periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                               STRATEGIC BOND FUND**
                                                                               ---------------------
                                          Net gain
                                         (loss) on
                     Net                investments                          Dividends                       Net
                    Asset                  (both                 Dividends    from net                      Asset
                    Value,      Net       realized   Total from   from net    realized              Total  Value,
                  beginning  investment     and      investment  investment   gain on    Return of Distri- end of    Total
  Period Ended    of period+ income(1)+ unrealized)+ operations+  income+   investments+ capital+  butions period+ Return(2)
----------------- ---------- ---------- ------------ ----------- ---------- ------------ --------- ------- ------- ---------
                                                                                      Class A
-
11/01/99-10/31/00   $3.29      $0.28       $(0.14)      $0.14      $(0.26)      $--       $(0.04)  $(0.30)  $3.13     4.09%
11/01/00-10/31/01    3.13       0.28        (0.09)       0.19       (0.28)       --           --    (0.28)   3.04     6.48
11/01/01-3/31/02     3.04       0.11(6)     (0.03)       0.08       (0.12)       --           --    (0.12)   3.00     2.46
4/01/02-3/31/03      3.00       0.20         0.06        0.26       (0.18)       --           --    (0.18)   3.08     9.07(7)
4/01/03-3/31/04      3.08       0.21         0.33        0.54       (0.21)       --           --    (0.21)   3.41    18.04
4/01/04-3/31/05      3.41       0.20         0.11        0.31       (0.23)       --           --    (0.23)   3.49     9.36
                                                                                      Class B
-
11/01/99-10/31/00   $3.30      $0.26       $(0.14)      $0.12      $(0.24)      $--       $(0.04)  $(0.28)  $3.14     3.33%
11/01/00-10/31/01    3.14       0.26        (0.09)       0.17       (0.26)       --           --    (0.26)   3.05     5.65
11/01/01-3/31/02     3.05       0.10(6)     (0.04)       0.06       (0.11)       --           --    (0.11)   3.00     2.05
4/01/02-3/31/03      3.00       0.18         0.06        0.24       (0.16)       --           --    (0.16)   3.08     8.36(7)
4/01/03-3/31/04      3.08       0.19         0.33        0.52       (0.19)       --           --    (0.19)   3.41    17.29
4/01/04-3/31/05      3.41       0.18         0.10        0.28       (0.21)       --           --    (0.21)   3.48     8.35
                                                                                      Class C*
-
11/01/99-10/31/00   $3.31      $0.26       $(0.16)      $0.10      $(0.24)      $--       $(0.03)  $(0.27)  $3.14     3.32%
11/01/00-10/31/01    3.14       0.26        (0.09)       0.17       (0.26)       --           --    (0.26)   3.05     5.65
11/01/01-3/31/02     3.05       0.10(6)     (0.03)       0.07       (0.11)       --           --    (0.11)   3.01     2.25
4/01/02-3/31/03      3.01       0.19         0.05        0.24       (0.16)       --           --    (0.16)   3.09     8.47(7)
4/01/03-3/31/04      3.09       0.19         0.34        0.53       (0.20)       --           --    (0.20)   3.42    17.43
4/01/04-3/31/05      3.42       0.18         0.11        0.29       (0.21)       --           --    (0.21)   3.50     8.65



                              Ratio
  Net                         of net
Assets,   Ratio of          investment
end of    expense           income to
period   to average          average         Portfolio
(000's)  net assets         net assets       Turnover
-------  ----------      ----------          ---------


$ 6,439    1.55%(5)         8.70%(5)             46%
  8,478    1.57(5)          9.07(5)              49
 35,365    1.52(3)(4)(5)    8.09(3)(4)(5)(6)     99
 37,136    1.62(8)          6.93(8)              65
 43,840    1.55(5)(9)       6.41(9)              69
 59,279    1.40(5)(8)       5.94(5)(8)          188


$15,131    2.20%(5)         8.00%(5)             46%
  9,964    2.21(5)          8.41(5)              49
 26,892    2.19(3)(4)(5)    7.48(3)(4)(5)(6)     99
 27,879    2.28(8)          6.26(8)              65
 36,110    2.19(5)(9)       5.76(5)(9)           69
 37,250    2.05(5)(8)       5.32(5)(8)          188


$13,056    2.20%(5)         8.04%(5)             46%
 11,461    2.22(5)          8.41(5)              49
 14,289    2.22(3)(4)(5)    7.34(3)(4)(5)(6)     99
 14,423    2.17(5)(8)       6.37(5)(8)           65
 22,064    2.16(5)(9)       5.78(5)(9)           69
 36,867    2.05(5)(8)       5.29(5)(8)          188

--------
* In conjunction with the reorganization on November 16, 2001, Class C was redesignated as Class II. Effective February 23, 2004, Class II was redesignated to Class C.
** The financial information for the fiscal periods prior to November 16, 2001 reflect the financial information of the North American Strategic Income Fund, which was reorganized in SunAmerica Strategic Bond Fund on that date.
+ Prior to the fund merger, the North American Strategic Income Fund issued a stock split. The per share information for all periods prior to the stock split have been restated. For amounts reflecting activity subsequent to November 16, 2001, no restatement was necessary.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)The ratios reflect an expense cap of 2.22%, for Class C, which is net of custody credits of 0.02% for Class C. Class A and Class B are gross of custody credits of 0.03% for the period ended March 31, 2002.
(4)Annualized
(5)Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                         10/31/00 10/31/01 03/31/02(4) 3/31/03 3/31/04 3/31/05
                                         -------- -------- ----------- ------- ------- -------
Strategic Bond Fund Class A.............   0.32%    0.17%     0.01%      -- %   0.02%   0.03%
Strategic Bond Fund Class B.............   0.32     0.18      0.01        --    0.02    0.02
Strategic Bond Fund Class C.............   0.32     0.17      0.08      0.11    0.02    0.03

(6)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 on net investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes. The effect of this change on the ratio of net investment income to average net asset was less than 0.01% for all classes. Per share data and ratios for the periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.
(7)Total return for each class was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(8)Net of custody credits of 0.01%.
(9)Gross of custody credits of 0.02%.
(10)Net of custody credits of 0.02%.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                           HIGH YIELD BOND FUND**
                                                                           ----------------------
                                          Net gain
                                         (loss) on
                     Net                investments                         Dividends             Net
                    Asset                  (both                 Dividends   from net            Asset            Net Assets,
                    Value,      Net       realized   Total from   from net   realized   Total   Value,              end of
                  beginning  investment     and      investment  investment  gain on   Distri-  end of    Total     period
  Period Ended    of period+ income(1)+ unrealized)+ operations+  income+   investment butions+ period+ Return(2)   (000's)
----------------- ---------- ---------- ------------ ----------- ---------- ---------- -------- ------- --------- -----------
                                                                                  Class A
-
11/01/99-10/31/00   $5.31      $0.50       $(0.49)     $ 0.01      $(0.50)      --      $(0.50)  $4.82     0.04%   $    286
11/01/00-10/31/01    4.82       0.44        (0.55)      (0.11)      (0.46)      --       (0.46)   4.25    (2.23)        722
11/01/01-3/31/02     4.25       0.18(6)     (0.11)       0.07       (0.19)      --       (0.19)   4.13     1.67      59,075
4/01/02-3/31/03      4.13       0.37        (0.49)      (0.12)      (0.35)      --       (0.35)   3.66    (2.45)     66,521
4/01/03-3/31/04      3.66       0.33         0.60        0.93       (0.36)      --       (0.36)   4.23    26.05      93,818
4/01/04-3/31/05      4.23       0.33         0.21        0.54       (0.34)      --       (0.34)   4.43    13.26     101,661
                                                                                  Class B
-
11/01/99-10/31/00   $5.32      $0.46       $(0.50)     $(0.04)     $(0.46)      --      $(0.46)  $4.82    (0.83)%  $  1,594
11/01/00-10/31/01    4.82       0.41        (0.54)      (0.13)      (0.43)      --       (0.43)   4.26    (2.84)      2,911
11/01/01-3/31/02     4.26       0.16(6)     (0.11)       0.05       (0.18)      --       (0.18)   4.13     1.23      67,599
4/01/02-3/31/03      4.13       0.35        (0.49)      (0.14)      (0.33)      --       (0.33)   3.66    (3.06)     57,596
4/01/03-3/31/04      3.66       0.31         0.60        0.91       (0.33)      --       (0.33)   4.24    25.55      73,751
4/01/04-3/31/05      4.24       0.31         0.20        0.51       (0.31)      --       (0.31)   4.44    12.57      61,961
                                                                                  Class C*
-
8/21/00-10/31/00@   $5.09      $0.11       $(0.28)     $(0.17)     $(0.09)      --      $(0.09)  $4.83    (3.29)%  $    545
11/01/00-10/31/01    4.83       0.40        (0.52)      (0.12)      (0.44)      --       (0.44)   4.27    (2.84)      2,274
11/01/01-3/31/02     4.27       0.17(6)     (0.11)       0.06       (0.18)      --       (0.18)   4.15     1.43      20,670
4/01/02-3/31/03      4.15       0.34        (0.48)      (0.14)      (0.33)      --       (0.33)   3.68    (2.97)     27,814
4/01/03-3/31/04      3.68       0.30         0.60        0.90       (0.33)      --       (0.33)   4.25    25.14      52,868
4/01/04-3/31/05      4.25       0.30         0.22        0.52       (0.31)      --       (0.31)   4.46    12.77      65,385
                                                                                  Class Z*
-
11/01/99-10/31/00   $5.32      $0.54       $(0.51)     $ 0.03      $(0.52)      --      $(0.52)  $4.83     0.30%   $ 62,702
11/01/00-10/31/01    4.83       0.47        (0.57)      (0.10)      (0.48)      --       (0.48)   4.25    (2.07)     61,451
11/01/01-3/31/02     4.25       0.19(6)     (0.11)       0.08       (0.20)      --       (0.20)   4.13     1.98      62,245
4/01/02-3/31/03      4.13       0.39        (0.49)      (0.10)      (0.37)      --       (0.37)   3.66    (1.84)     61,439
4/01/03-3/31/04      3.66       0.36         0.59        0.95       (0.38)      --       (0.38)   4.23    26.83      77,951
4/01/04-3/31/05      4.23       0.35         0.23        0.58       (0.37)      --       (0.37)   4.44    14.18      88,887



                      Ratio
                      of net
  Ratio of          investment
  expense           income to
 to average          average         Portfolio
 net assets         net assets       Turnover
----------       ----------          ---------


   1.38%(5)        10.13%(5)             57%
   1.57(5)          9.73(5)              83
   1.48(3)(4)       9.56(3)(4)(6)        61
   1.56            10.26                117
   1.49             8.15                126
   1.38(5)          7.59(5)              85


   2.10%(5)         9.41%(5)             57%
   2.21(5)          9.17(5)              83
   2.12(3)(4)       8.91(3)(4)(6)        61
   2.18             9.63                117
   2.14             7.52                126
   2.03(5)          7.04(5)              85


   2.07%(4)         9.10%(4)             57%
   2.21(5)          9.02(5)              83
   2.17(3)(4)(5)    8.86(3)(4)(5)(6)     61
   2.15(5)          9.67(5)             117
   2.11(5)          7.53(5)             126
   2.03(5)          6.97(5)              85


   0.96%(5)        10.41%(5)             57%
   1.15(5)         10.45(5)              83
   0.93(3)(4)(5)   10.04(3)(4)(5)(6)     61
   0.92(5)         10.90(5)             117
   0.88(5)          8.80(5)             126
   0.81(5)          8.23(5)              85

--------
* In conjunction with the reorganization on November 16, 2001, Class C was redesignated as Class II and Class II was redesignated as Class Z. Effective February 23, 2004, Class II was redesignated to Class C.
** The financial information for the fiscal periods prior to November 16, 2001 reflect the financial information of the North American High Yield Bond Fund, which was reorganized in SunAmerica High Yield Bond Fund on that date.
+ Prior to the fund merger, the North American High Yield Bond Fund issued a stock split. The per share information for all periods prior to the stock split have been restated. For amounts subsequent to November 16, 2001, no restatement was necessary. See Note 2 for further discussion.
@  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Gross of custody credits of 0.01%.
(4)Annualized
(5)Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                         10/31/00 10/31/01 3/31/02(4) 3/31/03 3/31/04 3/31/05
                                         -------- -------- ---------- ------- ------- -------
High Yield Bond Fund Class A............   0.43%    0.18%      -- %     -- %    -- %   0.08%
High Yield Bond Fund Class B............   0.42     0.18        --       --      --    0.07
High Yield Bond Fund Class C............     --     0.18      0.01     0.10    0.01    0.09
High Yield Bond Fund Class Z............   0.60     0.18      0.03     0.03    0.00    0.05

(6)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 on net investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes. The effect of this change on the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for the years prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                  TAX EXEMPT INSURED FUND
                                                                  -----------------------
                                   Net gain
                                   (loss) on
                Net               investments                                               Net               Net
               Asset                 (both               Dividends                         Asset            Assets,  Ratio of
              Value,      Net      realized   Total from  from net  Distributions   Total  Value,           end of   expenses
             beginning investment     and     investment investment    from net    Distri- end of   Total   period  to average
Period Ended of period income(1)  unrealized) operations   income   realized gains butions period Return(2) (000's) net assets
------------ --------- ---------- ----------- ---------- ---------- -------------- ------- ------ --------- ------- ----------
                                                                          Class A
-
  3/31/01     $12.37     $0.56      $ 0.66      $1.22      $(0.57)      $   --     $(0.57) $13.02   10.08%  $72,394    1.26%
  3/31/02      13.02      0.52(5)    (0.30)      0.22       (0.52)          --      (0.52)  12.72    1.70    75,071    1.29(3)
  3/31/03      12.72      0.41        0.73       1.14       (0.43)       (0.09)     (0.52)  13.34    9.08    78,358    1.24
  3/31/04      13.34      0.39        0.24       0.63       (0.37)       (0.44)     (0.81)  13.16    4.86    69,098    1.26
  3/31/05      13.16      0.41       (0.18)      0.23       (0.41)       (0.17)     (0.58)  12.81    1.83    62,032    1.25
                                                                          Class B
-
  3/31/01     $12.37     $0.47      $ 0.66      $1.13      $(0.48)      $   --     $(0.48) $13.02    9.31%  $16,302    1.97%
  3/31/02      13.02      0.41(5)    (0.28)      0.13       (0.43)          --      (0.43)  12.72    0.95    18,090    2.04(3)
  3/31/03      12.72      0.32        0.73       1.05       (0.34)       (0.09)     (0.43)  13.34    8.30    19,031    1.97
  3/31/04      13.34      0.30        0.23       0.53       (0.27)       (0.44)     (0.71)  13.16    4.10    16,632    1.96
  3/31/05      13.16      0.33       (0.18)      0.15       (0.32)       (0.17)     (0.49)  12.82    1.21     9,000    1.94
                                                                          Class C*
-
  3/31/01     $12.37     $0.47      $ 0.66      $1.13      $(0.48)      $   --     $(0.48) $13.02    9.32%  $   721    1.95%(4)
  3/31/02      13.02      0.41(5)    (0.28)      0.13       (0.43)          --      (0.43)  12.72    0.99     4,095    1.95(3)(4)
  3/31/03      12.72      0.31        0.74       1.05       (0.34)       (0.09)     (0.43)  13.34    8.32     6,451    1.95(4)
  3/31/04      13.34      0.30        0.24       0.54       (0.28)       (0.44)     (0.72)  13.16    4.14     5,803    1.95(4)
  3/31/05      13.16      0.32       (0.18)      0.14       (0.32)       (0.17)     (0.49)  12.81    1.12     5,701    1.95(4)



   Ratio
   of net
 investment
 income to
  average        Portfolio
 net assets      Turnover
----------       ---------


   4.41%             24%
   3.99(3)(5)       140
   3.12             195
   2.90             131
   3.14             153


   3.71%             24%
   3.22(3)(5)       140
   2.39             195
   2.20             131
   2.44             153


   3.73%(4)          24%
   3.21(3)(4)(5)    140
   2.40(4)          195
   2.21(4)          131
   2.44(4)          153

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3) The ratios for Class C reflects an expense cap of 1.95%, which is net of custody credits of 0.01%. Ratios for Class A and Class B are gross of custody credits of 0.01%.
(4) Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                         3/31/01 3/31/02 3/31/03 3/31/04 3/31/05
                                         ------- ------- ------- ------- -------
Tax Exempt Insured Fund Class C.........  1.59%   0.56%   0.00%   0.12%   0.09%

(5)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 on net investment income and net realized and unrealized gains and losses was less than $0.01 per share for all classes. The effect of this change on the ratio of net investment income to average net assets was less than 0.01%. Per share date and ratios for the years prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements

        SunAmerica Core Bond Fund
        PORTFOLIO PROFILE -- March 31, 2005 -- (unaudited)

Industry Allocation*

      Federal National Mortgage Association.......................  19.1%
      Federal Home Loan Mortgage Corporation......................  17.5%
      Financial Services..........................................  17.1%
      U.S Treasury Bonds..........................................   5.7%
      Repurchase Agreement........................................   5.0%
      U.S. Treasury Notes.........................................   4.8%
      Foreign Government Agency...................................   4.2%
      Banks.......................................................   3.7%
      Telecommunications..........................................   3.3%
      Utilities...................................................   3.2%
      Energy Sources..............................................   2.5%
      Broadcasting & Media........................................   1.7%
      Leisure & Tourism...........................................   1.7%
      Automotive..................................................   1.6%
      Insurance...................................................   1.6%
      Transportation..............................................   1.3%
      Metals & Mining.............................................   1.0%
      Pharmaceuticals.............................................   1.0%
      Business Services...........................................   0.6%
      Health Services.............................................   0.6%
      Food, Beverage & Tobacco....................................   0.5%
      Forest Products.............................................   0.5%
      Conglomerate................................................   0.4%
      Housing & Household Durables................................   0.4%
      Aerospace & Military Technology.............................   0.3%
      Chemicals...................................................   0.3%
      Real Estate Companies.......................................   0.3%
      Retail......................................................   0.2%
      Retail Stores...............................................   0.2%
      Energy Services.............................................   0.1%
      Machinery...................................................   0.1%
      Government National Mortgage Association....................   0.1%
                                                                   -----
                                                                   100.6%
                                                                   =====

Credit Quality+#

                Government -- Treasury..................  11.6%
                Government -- Agency....................  39.1%
                AAA.....................................   7.2%
                AA......................................   1.6%
                A.......................................  10.5%
                BBB.....................................  19.3%
                BB......................................   3.2%
                B.......................................   2.1%
                CCC.....................................   1.4%
                CC......................................   0.3%
                C.......................................   0.1%
                Not Rated@..............................   3.6%
                                                         -----
                                                         100.0%
                                                         =====

--------
* Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or, the rating is unavailable from the data source.
+ Source: Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005



                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
    ----------------------------------------------------------------------
    ASSET-BACKED SECURITIES -- 5.0%
    Financial Services -- 5.0%
      Bear Stearns Commercial Mtg. Securities, Inc.
       Commercial Mtg. Certificates, Series
       1999-C1, Class A2
       6.02% due 2/14/31(1)......................... $  525,000 $   550,643
      Bear Stearns Commercial Mtg.
       Securities, Inc.
       Commercial Mtg. Certificates,
       Series 2001-Top4, Class A3
       5.61% due 11/15/33(1)........................    100,000     103,981
      DLJ Commercial Mtg. Corp.
       Commercial Mtg. Certificates, Series
       1999-CG3, Class A1B
       7.34% due 10/10/32(1)........................  1,000,000   1,105,125
      Honda Auto Receivables Owner Trust Asset
       Backed Notes, Series 2002-4, Class A4
       2.70% due 3/17/08............................  2,000,000   1,979,350
      Honda Auto Receivables Owner Trust Asset
       Backed Notes, Series 2003-3, Class A4
       2.77% due 11/21/08...........................  1,000,000     976,079
      Morgan Stanley Dean Witter Capital I
       Commercial Mtg. Certificates,
       Series 2002-Top1, Class A4
       6.66% due 4/01/05(1).........................  1,850,600   2,006,939
      Morgan Stanley Dean Witter Capital I
       Commercial Mtg. Certificates,
       Series 2000-LIF2, Class A2
       7.20% due 4/01/05(1).........................  2,125,000   2,351,709
      Residential Funding Mtg.
       Securities II, Series 2004 HI1,
       Class A3
       Series 2004 HI1, Class A3
       3.05% due 7/25/16............................  1,100,000   1,074,629
                                                                -----------
    Total Asset-Backed Securities
       (cost $2,999,790)............................             10,148,455
                                                                -----------
    BONDS & NOTES -- 29.6%
    Aerospace & Military Technology -- 0.3%
      Raytheon Co.
       Debenture
       6.40% due 12/15/18...........................    562,000     606,875
                                                                -----------
    Automotive -- 1.6%
      Dana Corp.
       Notes
       7.00% due 3/01/29............................    297,000     260,820
      General Motors Corp.
       Notes
       7.20% due 1/15/11............................    905,000     817,009
      General Motors Corp.
       Sr. Debentures
       8.38% due 7/15/33............................    616,000     527,131
      General Motors Corp.
       Debentures
       8.80% due 3/01/21............................    755,000     679,183
      Hertz Corp. Sr.
       Notes
       4.70% due 10/02/06...........................    517,000     509,907


                                                     Principal   Value
                   Security Description               Amount    (Note 2)
       -----------------------------------------------------------------
       Automotive (continued)
         Hertz Corp.
          Notes
          6.90% due 8/15/14......................... $190,000  $  181,059
         Hertz Corp.
          Notes
          7.63% due 6/01/12.........................  337,000     341,682
                                                               ----------
                                                                3,316,791
                                                               ----------
       Banks -- 3.1%
         American Express Centurion Bank
          Notes
          2.98% due 4/18/05(2)......................  337,000     337,140
         BankBoston Capital Trust IV
          Guaranteed Capital Securities
          3.56% due 6/08/05(2)......................  622,000     607,581
         Chemical Bank
          Sub. Notes
          6.13% due 11/01/08........................  359,000     377,055
         Credit Suisse First Boston New York
          Sub. Notes
          6.50% due 5/01/08*........................  337,000     354,916
         First Maryland Capital II
          Guaranteed Sub. Capital Income Securities
          3.59% due 5/02/05(2)......................  508,000     495,460
         HSBC Bank USA
          Sub. Notes
          5.88% due 11/01/34........................  671,000     675,418
         Key Bank NA
          Sr. Notes
          4.10% due 6/30/05.........................  232,000     232,625
         Key Bank NA
          Sub. Notes
          7.00% due 2/01/11.........................  249,000     276,438
         National City Bank
          Notes
          3.38% due 10/15/07........................  617,000     605,070
         PNC Funding Corp.
          Guaranteed Sr. Notes
          5.75% due 8/01/06.........................  565,000     577,495
         Popular North America, Inc.
          Notes
          4.25% due 4/01/08.........................  614,000     609,882
         Sovereign Bank
          Certificate Of Deposit
          4.00% due 2/01/08.........................  562,000     555,286
         Suntrust Bank
          Bonds
          5.40% due 4/01/20.........................  409,000     408,544
         Wells Fargo & Co.
          Notes
          3.11% due 6/15/05(2)......................  205,000     205,059
                                                               ----------
                                                                6,317,969
                                                               ----------
       Broadcasting & Media -- 1.5%
         Charter Communications Holdings, LLC
          Sr. Notes
          11.13% due 1/15/11........................  500,000     403,750

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                                Principal   Value
                   Security Description          Amount    (Note 2)
            -------------------------------------------------------
            BONDS & NOTES (continued)
            Broadcasting & Media (continued)
              Cox Communications, Inc.
               Debentures
               6.80% due 8/01/28............... $217,000  $  223,940
              Cox Communications, Inc.
               Debentures
               7.63% due 6/15/25...............  232,000     258,010
              Cox Communications, Inc.
               Notes
               7.75% due 11/01/10..............  917,000   1,018,473
              Liberty Media Corp.
               Sr. Notes
               4.51% due 6/15/05(2)............  579,000     586,689
              Time Warner Entertainment Co. LP
               Sr. Debentures
               8.38% due 3/15/23...............  499,000     611,412
                                                          ----------
                                                           3,102,274
                                                          ----------
            Business Services -- 0.5%
              American Standard, Inc.
               Bonds
               5.50% due 4/01/15*..............  246,000     246,936
              PHH Corp.
               Notes
               6.00% due 3/01/08...............  562,000     580,350
              Seitel, Inc.
               Sr. Notes
               11.75% due 7/15/11..............  250,000     281,250
                                                          ----------
                                                           1,108,536
                                                          ----------
            Chemicals -- 0.3%
              ICI North America, Inc.
               Debentures
               8.88% due 11/15/06..............   42,000      44,869
              Rohm & Haas Co.
               Sr. Debentures
               7.85% due 7/15/29...............  394,000     509,576
                                                          ----------
                                                             554,445
                                                          ----------
            Conglomerate -- 0.3%
              Tyco International Group SA
               Participation Certificates
               4.44% due 6/15/07*..............  544,000     544,180
                                                          ----------
            Energy Services -- 0.1%
              Hanover Compressor Co.
               Guaranteed Senior Note
               9.00% due 6/01/14...............  250,000     267,500
                                                          ----------
            Energy Sources -- 2.4%
              ConocoPhillips
               Sr. Notes
               7.00% due 3/30/29...............  854,000   1,006,936
              Enterprise Products Operating LP
               Guaranteed Sr. Notes
               5.00% due 3/01/15*..............  219,000     205,299
              Enterprise Products Operating LP
               Notes
               6.65% due 10/15/34..............  297,000     302,808
              FirstEnergy Corp., Series C
               Notes
               7.38% due 11/15/31..............  297,000     336,412


                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       -----------------------------------------------------------------
       Energy Sources (continued)
         FPL Group Capital, Inc.
          Notes
          4.09% due 2/16/07........................ $1,002,000 $  999,538
         Indiantown Cogeneration LP,
          Series A-9
          9.26% due 12/15/10.......................    216,085    237,065
         Kerr Mcgee Corp.
          Guaranteed Notes
          7.88% due 9/15/31........................    594,000    670,251
         Nexen, Inc
          Notes
          5.88% due 3/10/35........................    242,000    231,468
         Nexen, Inc.
          Notes
          7.88% due 3/15/32........................    251,000    306,244
         Pemex Project Funding Master Trust
          Guaranteed Notes
          8.63% due 2/01/22........................    363,000    412,459
         Pennzoil Co.
          Debentures
          10.25% due 11/01/05......................    132,000    136,442
                                                               ----------
                                                                4,844,922
                                                               ----------
       Financial Services -- 5.9%
         Capital One Financial Corp.
          Sr. Notes
          4.74% due 5/17/07........................    343,000    344,869
         Caterpillar Financial Services
          Notes
          4.70% due 3/15/12........................    409,000    402,973
         Chase Manhattan Corp.
          Subordinated Note
          7.88% due 6/15/10........................    327,000    371,995
         Chukchansi Economic Development Authority
          Sr. Notes
          14.50% due 6/15/09*......................    500,000    615,000
         Citigroup, Inc.
          Subordinated Note
          5.00% due 9/15/14........................    351,000    344,603
         Consolidated Communications Holdings
          Sr. Notes
          9.75% due 4/01/12*.......................    375,000    397,500
         Countrywide Home Loans, Inc.
          Tranche Trust 00255
          5.50% due 8/01/06........................    843,000    857,076
         Ford Motor Credit Co.
          Sr. Notes
          4.95% due 1/15/08........................    562,000    539,003
         Ford Motor Credit Co.
          Notes
          7.88% due 6/15/10........................    440,000    447,956
         General Electric Capital Corp.
          Notes
          2.80% due 1/15/07........................    579,000    566,005
         General Electric Capital Corp.
          Notes
          5.38% due 3/15/07........................    562,000    574,152

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                                        Principal   Value
                  Security Description                   Amount    (Note 2)
  --------------------------------------------------------------------------
  BONDS & NOTES (continued)
  Financial Services (continued)
    General Motors Acceptance Corp.
     Notes
     6.75% due 12/01/14................................ $264,000  $   228,044
    Household Finance Corp.
     Notes
     6.38% due 10/15/11................................  562,000      607,129
    J.P. Morgan Chase & Co.
     Global Sub. Notes
     6.63% due 3/15/12.................................  428,000      467,933
    J.P. Morgan Chase Capital XV
     Notes
     5.88% due 3/15/35.................................  242,000      233,702
    John Deere Capital Corp.
     Notes
     3.88% due 3/07/07.................................  931,000      925,661
    Merrill Lynch & Co., Inc.
     Notes
     4.25% due 2/08/10.................................  440,000      428,301
    Morgan Stanley Dean Witter & Co.
     Bonds
     6.75% due 4/15/11.................................  321,000      349,865
    National Rural Utilities Cooperative Finance Corp.
     Secured Collateral Trust Bonds
     3.88% due 2/15/08.................................  448,000      441,120
    NGC Corp. Capital Trust I
     Guaranteed Sub. Notes, Series B
     8.32% due 6/01/27.................................  750,000      592,500
    Pricoa Global Funding I
     Secured Notes
     4.35% due 6/15/08*................................  289,000      288,439
    Principal Life Global Funding
     Secured Notes
     5.13% due 6/28/07*................................  482,000      488,818
    Px Escrow Corp.
     Sr. Sub. Disc. Notes
     9.63% due 2/01/06(4)..............................  150,000      145,500
    Sprint Capital Corp.
     Guaranteed Sr. Notes
     6.88% due 11/15/28................................  396,000      423,954
    TIAA Global Markets
     Notes
     4.13% due 11/15/07*...............................  684,000      680,213
    Transamerica Finance Corp.
     Sr. Notes
     6.40% due 9/15/08.................................  205,000      219,080
                                                                  -----------
                                                                   11,981,391
                                                                  -----------
  Food, Beverage & Tobacco -- 0.5%
    American Stores Co.
     Debentures
     7.90% due 5/01/17.................................  161,000      183,714
    Coca-Cola Enterprises, Inc.
     Debentures
     8.50% due 2/01/22.................................  480,000      632,228
    SABMiller, PLC Guaranteed
     Notes 144A
     6.63% due 8/15/33*................................  268,000      293,788
                                                                  -----------
                                                                    1,109,730
                                                                  -----------


                                                   Principal   Value
                  Security Description              Amount    (Note 2)
        --------------------------------------------------------------
        Forest Products -- 0.5%
          Packaging Corp. of America
           Sr. Notes
           5.75% due 8/01/13...................... $481,000  $  476,263
          Sealed Air Corp.
           Bonds
           6.88% due 7/15/33*.....................  319,000     345,709
          Weyerhaeuser Co.
           Notes
           6.13% due 3/15/07......................  235,000     243,153
                                                             ----------
                                                              1,065,125
                                                             ----------
        Health Services -- 0.6%
          Community Health Systems, Inc.
           Sr. Sub. Notes
           6.50% due 12/15/12*....................  225,000     219,375
          Coventry Health Care, Inc.
           Sr. Notes
           6.13% due 1/15/15*.....................  478,000     477,402
          HCA, Inc.
           Sr. Notes
           6.95% due 5/01/12......................  125,000     129,744
          Tenet Healthcare Corp.
           Sr. Notes
           6.50% due 6/01/12......................  350,000     322,000
          Triad Hospitals, Inc.
           Sr. Sub. Notes
           7.00% due 11/15/13.....................   25,000      24,563
                                                             ----------
                                                              1,173,084
                                                             ----------
        Household & Personal Products -- 0.0%
          Revlon Consumer Products Corp.
           Sr. Sub. Notes
           8.63% due 2/01/08......................   25,000      23,063
                                                             ----------
        Housing & Household Durables -- 0.4%
          Maytag Corp.
           Notes
           5.00% due 5/15/15......................  830,000     724,731
                                                             ----------
        Insurance -- 1.5%
          Americo Life, Inc.
           Notes
           7.88% due 5/01/13*.....................  318,000     333,815
          Fidelity National Financial, Inc.
           Notes
           7.30% due 8/15/11......................  854,000     916,870
          ING Security Life Institutional Funding
           Notes
           2.70% due 2/15/07*.....................  578,000     561,526
          Kingsway America Inc.
           Guaranteed Senior Notes
           7.50% due 2/01/14......................  319,000     327,213
          Liberty Mutual Group
           Notes
           6.50% due 3/15/35*.....................  189,000     181,784
          MIC Financing Trust I
           Pass-Thru Certificates
           8.38% due 2/01/27*.....................  176,000     184,297
          Ohio Casualty Corp.
           Notes
           7.30% due 6/15/14......................  521,000     556,875
                                                             ----------
                                                              3,062,380
                                                             ----------

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                                  Principal   Value
                  Security Description             Amount    (Note 2)
         ------------------------------------------------------------
         BONDS & NOTES (continued)
         Leisure & Tourism -- 1.7%
           American Airlines, Inc.
            Pass-Thru Certificates, Series
            2001-1, Class A2
            6.82% due 5/23/11.................... $525,000  $  488,006
           Atlas Air, Inc.
            Pass-Thru Certificates, Series
            1999-1, Class A-1
            7.20% due 1/02/19....................  124,877     123,977
           Atlas Air, Inc.
            Pass-Thru Certificates, Series
            1999-1, Class B
            7.63% due 1/02/15....................  950,432     770,223
           Atlas Air, Inc.
            Pass-Thru Certificates, Series
            2000-1
            8.71% due 1/02/19....................  144,217     147,987
           Continental Airlines, Inc.
            Pass-Thru Certificates, Series
            1998-1, Class A
            6.65% due 9/15/17....................   58,017      55,063
           Continental Airlines, Inc.
            Pass-Thru Certificates, Series
            1997-4, Class A
            6.90% due 1/02/18....................   81,106      79,583
           Delta Airlines, Inc.
            Sr. Notes
            10.00% due 8/15/08...................  225,000      99,000
           Hilton Hotels Corp.
            Sr. Notes
            7.50% due 12/15/17...................  412,000     472,262
           Hilton Hotels Corp.
            Sr. Notes
            7.95% due 4/15/07....................  680,000     725,823
           MGM Mirage, Inc.
            Sr. Notes
            5.88% due 2/27/14....................  325,000     306,719
           Riviera Holdings Corp.
            Guaranteed Sr. Notes
            11.00% due 6/15/10...................  125,000     138,125
           United Airlines, Inc.
            Pass-Thru Certificates, Series
            2000-2, Class A1
            7.03% due 10/01/10(5)................    7,840       7,279
                                                            ----------
                                                             3,414,047
                                                            ----------
         Medical Products -- 0.0%
           MEDIQ/PRN Life Support Services, Inc.
            Sr. Notes
            11.00% due 6/01/08(3)................   10,000           0
                                                            ----------
         Metals & Mining -- 0.4%
           Barrick Gold Corp.
            Bonds
            5.80% due 11/15/34...................  254,000     256,285
           Newmont Mining Corp.
            Notes
            5.88% due 4/01/35....................  533,000     522,299
                                                            ----------
                                                               778,584
                                                            ----------


                                                   Principal   Value
                  Security Description              Amount    (Note 2)
        --------------------------------------------------------------
        Pharmaceuticals -- 1.0%
          Merck & Co., Inc.
           Notes
           2.50% due 3/30/07...................... $337,000  $  326,574
          Pfizer, Inc.
           Global Notes
           2.50% due 3/15/07......................  578,000     562,185
          Pfizer, Inc.
           Notes
           4.65% due 3/01/18......................  485,000     459,253
          Schering-Plough Co.
           Sr. Notes
           6.50% due 12/01/33.....................  367,000     410,613
          Wyeth
           Notes
           6.95% due 3/15/11......................  320,000     350,930
                                                             ----------
                                                              2,109,555
                                                             ----------
        Real Estate Companies -- 0.3%
          EOP Operating LP
           Notes
           8.38% due 3/15/06......................  583,000     606,159
                                                             ----------
        Retail -- 0.2%
          Wal-Mart Stores, Inc.
           Notes
           4.00% due 1/15/10......................  435,000     423,367
                                                             ----------
        Retail Stores -- 0.2%
          Federated Department Stores, Inc.
           Debentures
           6.90% due 4/01/29......................  295,000     315,984
                                                             ----------
        Telecommunications -- 2.5%
          Alltel Corp.
           Notes
           4.66% due 5/17/07......................  440,000     442,675
          American Cellular Corp.,
           Series B Sr. Notes
           10.00% due 8/01/11.....................  740,000     680,800
          AT&T Wireless Services, Inc.
           Sr. Notes
           7.35% due 3/01/06......................  787,000     811,435
          GTE Corp.
           Debentures
           6.94% due 4/15/28......................  230,000     248,758
          iPCS, Inc.
           Senior Note
           11.50% due 5/01/12.....................  450,000     506,250
          Iridium, LLC
           Guaranteed Sr. Notes, Series C
           11.25% due 7/15/05+(6).................   25,000       4,250
          LCI International, Inc.
           Sr. Notes
           7.25% due 6/15/07......................  905,000     852,963
          Qwest Corp.
           Debentures
           7.13% due 11/15/43.....................  750,000     633,750
          Telecomunicaciones de Puerto Rico, Inc.
           Guaranteed Notes
           6.80% due 5/15/09......................  409,000     430,966
          Verizon New York, Inc., Series B
           Sr. Debentures, Series B
           7.38% due 4/01/32......................  481,000     539,813
                                                             ----------
                                                              5,151,660
                                                             ----------

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                                   Principal   Value
                  Security Description              Amount    (Note 2)
        ---------------------------------------------------------------
        BONDS & NOTES (continued)
        Transportation -- 1.3%
          Burlington Northern Santa Fe Corp.
           Debentures
           8.13% due 4/15/20...................... $937,000  $ 1,182,824
          Norfolk Southern Corp.
           Debentures
           6.00% due 3/15/15......................  477,000      464,610
          Norfolk Southern Corp.
           Bonds
           9.00% due 3/01/21......................  461,000      620,955
          Ryder Systems, Inc.
           Notes
           4.63% due 4/01/10......................  409,000      405,286
                                                             -----------
                                                               2,673,675
                                                             -----------
        Utilities -- 2.5%
          AES Corp.
           Sr. Notes
           7.75% due 3/01/14......................  550,000      567,875
          Carolina Power & Light Co.
           1st Mtg.
           5.15% due 4/01/15......................  205,000      203,956
          Duke Capital Corp., LLC
           Sr. Notes
           8.00% due 10/01/19.....................  562,000      666,738
          El Paso Production Holding Co.
           Guaranteed Sr. Notes
           7.75% due 6/01/13......................  650,000      658,125
          Georgia Power Co.
           Sr. Notes, Series G
           6.20% due 2/01/06......................  318,000      324,367
          Indianapolis Power & Light Co.
           1st Mtg. Bonds
           6.60% due 1/01/34*.....................  228,000      246,076
          Old Dominion Electric Cooperative
           1st Mtg. Bonds, Series A
           5.68% due 12/01/28.....................  289,000      292,815
          Reliant Energy, Inc.
           Sr. Sec. Notes
           6.75% due 12/15/14.....................  125,000      116,563
          Reliant Resources, Inc.
           Notes
           9.50% due 7/15/13......................  275,000      299,062
          Sempra Energy
           Sr. Notes
           4.62% due 5/17/07......................  440,000      441,744
          Southern California Edison Co.
           Series 2004 G
           5.75% due 4/01/35......................  535,000      536,825
          TECO Energy, Inc.
           Sr. Notes
           7.50% due 6/15/10......................   48,000       51,120
          Virginia Electric & Power Co.
           Notes
           4.10% due 12/15/08.....................  381,000      373,568
          Virginia Electric & Power Co., Series A
           Sr. Notes, Series A
           5.75% due 3/31/06......................  416,000      422,972
                                                             -----------
                                                               5,201,806
                                                             -----------
        Total Bonds & Notes
           (cost $68,033,012).....................            60,477,833
                                                             -----------


                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       -----------------------------------------------------------------
       CONVERTIBLE BONDS -- 0.2%
       Leisure & Tourism -- 0.0%
         Six Flags, Inc.
          4.50% due 5/15/15........................ $   75,000 $   69,469
                                                               ----------
       Utilities -- 0.2%
         Calpine Corp.
          4.75% due 11/15/23.......................    475,000    321,812
                                                               ----------
       Total Convertible Bonds
          (cost $416,252)..........................               391,281
                                                               ----------
       FOREIGN BONDS & NOTES -- 8.0%
       Banks -- 0.6%
         HBOS Treasury Services, PLC
          Notes
          3.50% due 11/30/07*......................    731,000    715,954
         Skandinaviska Enskilda Banken
          Sub. Notes
          5.47% due 3/23/15*(7)....................    409,000    409,140
                                                               ----------
                                                                1,125,094
                                                               ----------
       Broadcasting & Media -- 0.2%
         Telenet Group Holding NV
          Sr. Disc. Notes
          11.50% due 6/15/14*(4)...................    575,000    434,844
                                                               ----------
       Business Services -- 0.1%
         SCL Terminal Aereo Santiago SA
          Sr. Secured Notes
          6.95% due 7/01/12*.......................     76,789     80,006
                                                               ----------
       Conglomerate -- 0.1%
         Tyco International Group SA
          Guaranteed Notes
          7.00% due 6/15/28........................    246,000    279,251
                                                               ----------
       Energy Sources -- 0.1%
         Gazprom International SA
          Guaranteed Sr. Notes
          7.20% due 2/01/20*.......................    275,000    280,500
                                                               ----------
       Financial Services -- 0.6%
         Deutsche Telekom International Finance BV
          Guaranteed Bonds
          8.75% due 6/15/30........................    502,000    656,541
         Nationwide Building Society
          Sr. Notes
          2.63% due 1/30/07*.......................    578,000    562,954
                                                               ----------
                                                                1,219,495
                                                               ----------
       Government Agency -- 4.2%
         Argentina Bonos
          Bonds
          3.01% due 8/03/05........................    620,000    521,420
         Aries Vermogensverwaltungs Gm
          9.60% due 10/25/14.......................  1,000,000  1,200,700
                                                               ----------
                                                                1,722,120
                                                               ----------
         Federal Republic of Brazil
          Notes
          8.00% due 4/15/14........................    635,055    628,704

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                               Principal    Value
                  Security Description          Amount     (Note 2)
           --------------------------------------------------------
           FOREIGN BONDS & NOTES (continued)
           Government Agency (continued)
             Federal Republic of Brazil
              Bonds
              11.00% due 8/17/40.............. $  600,000 $  667,800
             Government of Canada
              Debentures
              7.50% due 9/15/29...............    625,000    805,406
             Ministry Finance Russia
              Debentures
              3.00% due 5/14/08...............    560,000    514,808
             Republic of Panama
              Global Bond
              7.25% due 3/15/15...............    100,000     99,250
             Republic of Turkey
              Notes
              9.00% due 6/30/11...............    480,000    525,600
             Republic of Venezuela
              Bonds
              8.50% due 10/08/14..............    260,000    256,100
             Russian Federation
              Bonds
              5.00% due 3/31/07(4)............  1,250,000  1,280,625
             Russian Federation
              Bonds
              5.00% due 3/31/07*(4)...........    325,000    333,938
             United Kingdom
              Notes
              2.25% due 7/08/08*..............    749,000    707,815
             United Mexican States
              Tranche 00017
              6.75% due 9/27/34...............    264,000    257,664
             United Mexican States
              Notes
              7.50% due 4/08/33...............    700,000    742,000
                                                          ----------
                                                           6,819,710
                                                          ----------
           Insurance -- 0.1%
             Fairfax Financial Holdings, Ltd.
              Notes
              8.25% due 10/01/15..............    175,000    169,750
                                                          ----------
           Machinery -- 0.1%
             Atlas Copco AB
              Notes
              6.50% due 4/01/08*..............    232,000    242,347
                                                          ----------
           Metals & Mining -- 0.6%
             Noranda, Inc.
              Notes
              6.00% due 10/15/15..............    987,000  1,012,064
             Noranda, Inc.
              Debentures
              7.00% due 7/15/05...............    285,000    288,008
                                                          ----------
                                                           1,300,072
                                                          ----------
           Telecommunications -- 0.8%
             Koninklijke (Royal) KPN NV
              Sr. Notes
              7.50% due 10/01/05..............    339,000    345,365
             Telecom Italia Capital SA
              Guaranteed Sr. Notes
              4.00% due 1/15/10*..............    619,000    591,776

                                                Principal
                                                 Amount/     Value
                  Security Description           Shares     (Note 2)
          -----------------------------------------------------------
          Telecommunications (continued)
            Telus Corp.
             Notes
             7.50% due 6/01/07................. $  544,000 $   579,047
            Telus Corp.
             Notes
             8.00% due 6/01/11.................    161,000     186,444
                                                           -----------
                                                             1,702,632
                                                           -----------
          Utilities -- 0.5%
            Calpine Canada Energy Finance, ULC
             Guaranteed Sr. Notes
             8.50% due 5/01/08.................    150,000     106,500
            Scottish Power, PLC
             Notes
             5.38% due 3/15/15.................    409,000     408,020
            Scottish Power, PLC
             Bonds
             5.81% due 3/15/25.................    484,000     479,695
                                                           -----------
                                                               994,215
                                                           -----------
          Total Foreign Bonds & Notes
             (cost $16,485,716)................             16,370,036
                                                           -----------
          U.S. GOVERNMENT OBLIGATIONS -- 10.5%
          U.S Treasury Bonds -- 5.7%
             5.38% due 2/15/31.................  9,684,000  10,554,427
             6.88% due 8/15/25.................    134,000     168,165
             7.25% due 8/15/22.................    726,000     928,060
                                                           -----------
                                                            11,650,652
                                                           -----------
          U.S. Treasury Notes -- 4.8%
             0.88% due 4/15/10 TIPS............ $1,023,600   1,001,270
             2.00% due 8/31/05.................  3,860,000   3,843,714
             2.00% due 1/15/14 TIPS............    758,469     776,341
             2.50% due 10/31/06................     85,000      83,446
             3.00% due 12/31/06................    680,000     671,367
             3.13% due 1/31/07.................    562,000     555,634
             3.50% due 2/15/10.................  1,631,000   1,583,026
             3.63% due 1/15/10.................    440,000     429,464
             4.00% due 2/15/15.................  1,070,000   1,028,036
             4.25% due 8/15/13.................      2,000       1,972
                                                           -----------
                                                             9,974,270
                                                           -----------
          Total U.S. Government Obligations
             (cost $21,880,637)................             21,624,922
                                                           -----------
          U.S. GOVERNMENT AGENCIES -- 36.7%
          Federal Home Loan Mortgage Corporation -- 17.5%
             3.38% due 8/23/07.................    633,000     622,271
             3.75% due 3/03/08.................  1,740,000   1,724,467
             4.50% due 11/01/18................  2,864,654   2,810,171
             4.50% due 2/01/19.................  2,127,414   2,084,769
             5.00% due 10/01/33................     59,816      58,692
             5.00% due 3/01/34.................  1,392,661   1,363,512
             5.00% due 5/01/34.................  5,315,809   5,204,547
             5.00% due 6/01/34.................  4,644,983   4,547,762
             5.50% due 2/01/18.................  1,933,335   1,975,260
             5.50% due 10/01/18................  1,555,055   1,588,776
             5.50% due 10/01/33................  1,598,099   1,605,187
             5.50% due 1/01/35.................  2,964,369   2,974,189
             6.00% due 2/01/32.................     52,753      54,063

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                                    Principal    Value
                  Security Description               Amount     (Note 2)
     ---------------------------------------------------------------------
     U.S. GOVERNMENT AGENCIES (continued)
     Federal Home Loan Mortgage Corporation (continued)
        6.00% due 11/01/33......................... $3,277,775 $ 3,355,751
        6.50% due 8/01/16..........................     16,390      17,145
        6.50% due 6/01/32..........................    976,762   1,015,407
        6.50% due 8/01/32..........................  1,883,175   1,957,182
        6.50% due 2/01/33..........................    191,699     199,232
        6.50% due 9/01/33..........................    534,593     554,840
        7.00% due 3/01/12(9).......................     12,422      13,057
        7.00% due 11/01/16(9)......................     77,229      81,151
        7.50% due 4/01/31(9).......................    462,001     494,670
        7.50% due 12/01/31(9)......................  1,109,491   1,187,943
        8.00% due 10/01/29(9)......................     19,127      20,591
        8.00% due 7/01/30(9).......................      6,271       6,749
        8.00% due 8/01/30(9).......................     19,038      20,489
        8.00% due 10/01/30(9)......................     30,433      32,753
        8.00% due 11/01/30(9)......................     52,697      56,713
        8.00% due 12/01/30(9)......................    103,914     111,834
        8.00% due 1/01/31(9).......................     89,352      96,163
                                                               -----------
                                                                35,835,336
                                                               -----------
     Federal National Mortgage Association -- 19.1%
        4.50% due 6/01/18..........................    811,994     795,383
        4.50% due 2/01/35..........................  1,497,616   1,421,945
        5.00% due 6/01/18..........................  2,227,314   2,228,528
        5.00% due 9/01/18..........................    712,612     713,001
        5.00% due 10/01/18.........................  1,500,805   1,501,623
        5.00% due 11/01/18.........................  1,203,092   1,203,748
        5.00% due 11/01/33.........................     56,238      55,142
        5.00% due 3/01/34..........................  3,833,481   3,750,395
        5.50% due 12/01/19.........................  1,200,000   1,223,749
        5.50% due 12/01/33.........................  7,615,180   7,640,395
        5.50% due 3/01/34..........................    965,646     967,708
        5.50% due 7/01/34..........................  2,773,329   2,779,251
        5.50% due 9/01/34..........................    977,880     979,968
        6.00% due 12/01/16.........................  1,023,109   1,057,145
        6.00% due 5/01/17..........................    190,743     197,098
        6.00% due 12/01/33.........................  3,962,349   4,051,173
        6.00% due 8/01/34..........................  3,014,995   3,083,657
        6.00% due 10/01/34.........................  1,067,685   1,091,604
        6.00% due TBA due Apr......................  1,200,000   1,226,250
        6.18% due 7/01/08..........................     18,280      19,021
        6.98% due 6/01/07(9).......................      6,349       6,554
        7.00% due 9/01/10(9).......................      2,591       2,706
        7.00% due 7/01/11..........................        254         266
        7.00% due 11/01/11(9)......................      1,843       1,931
        7.00% due 5/01/12(9).......................      2,225       2,331
        7.00% due 5/01/12..........................        782         821
        7.00% due 6/01/12(9).......................      4,851       5,095
        7.00% due 9/01/12(9).......................      2,657       2,790
        7.00% due 10/01/12(9)......................        570         599
        7.00% due 7/01/13(9).......................      2,865       3,013
        6.27% due 11/01/07.........................     50,142      51,874
        7.00% due 4/01/28(9).......................     14,662      15,482
        7.00% due 10/01/28(9)......................      1,720       1,816
        7.00% due 9/01/31(10)......................  1,039,893   1,097,140
        7.04% due 3/01/07(9).......................     10,195      10,580
        6.31% due 2/01/08..........................    155,882     161,218
        6.34% due 1/01/08..........................     17,299      17,954
        6.43% due 1/01/08..........................     18,199      18,931


                                                   Principal     Value
                 Security Description               Amount      (Note 2)
      -------------------------------------------------------------------
      Federal National Mortgage Association (continued)
         6.50% due 3/01/17....................... $   525,098 $    548,484
         6.50% due 4/01/29.......................      79,798       83,085
         6.50% due 2/01/32.......................     534,151      555,354
         6.50% due 7/01/32.......................     252,305      262,320
         7.50% due 10/01/10(9)...................     128,886      134,912
         7.50% due 11/01/14(10)..................       7,693        8,053
         7.50% due 5/01/15.......................       5,049        5,327
         7.50% due 6/01/15.......................      82,848       87,407
         7.50% due 7/01/15(10)...................      36,844       38,872
         7.50% due 8/01/15(10)...................      12,602       13,295
                                                              ------------
                                                                39,124,994
                                                              ------------
      Government National Mortgage Association -- 0.1%
         6.50% due 6/15/29.......................     110,056      115,138
         7.00% due 12/15/22(10)..................      72,652       77,236
         7.00% due 8/15/29(10)...................      75,388       79,804
         8.00% due 4/15/30(10)...................      17,398       18,758
                                                              ------------
                                                                   290,936
                                                              ------------
      Total U.S. Government Agencies
         (cost $75,576,765)......................               75,251,266
                                                              ------------
      COMMON STOCK -- 0.0%
      Machinery -- 0.0%
        Manitowoc Co., Inc.
         (cost $261).............................          28        1,131
                                                              ------------
      PREFERRED STOCK -- 0.7%
      Financial Services -- 0.7%
        General Electric Capital Corp. 4.50%(12).      34,000      765,000
        Merrill Lynch & Co., Inc. 3.65%(2)+......      24,608      612,001
                                                              ------------
                                                                 1,377,001
                                                              ------------
      Machinery -- 0.0%
        Fairfield Manufacturing Co., Inc.
         11.25%(3)(8)(11)+.......................          28            0
                                                              ------------
      Total Preferred Stock
         (cost $1,481,292).......................                1,377,001
                                                              ------------
      WARRANTS -- 0.0%
      Communication Equipment -- 0.0%
        Concentric Network Corp.
         Expires 12/15/17(3)
         (strike price $5.43)(11)+...............           5            0
                                                              ------------
      Telecommunications -- 0.0%
        KMC Telecom Holdings, Inc.
         Expires 01/31/08(3)
         (strike price $0.01)(11)+...............          50            0
                                                              ------------
      Total Warrants
         (cost $0)...............................                        0
                                                              ------------
      Total Long-Term Investment Securities
         (cost $186,873,725).....................              185,641,925
                                                              ------------
      SHORT-TERM INVESTMENT SECURITIES -- 4.9%
      Financial Services -- 4.9%
        San Paolo Us Financial
         2.85% due 04/01/05
         (cost $10,000,000)(10)..................  10,000,000   10,000,000
                                                              ------------

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                                   Principal      Value
                Security Description                Amount       (Note 2)
    -----------------------------------------------------------------------
    REPURCHASE AGREEMENT -- 5.0%
      Agreement with State Street Bank & Trust.,
       bearing interest at 2.65% dated 03/31/05
       to be repurchased 04/01/05 in the amount
       of $10,166,748 and collateralized by
       $10,530,000 of Federal Home Loan Bank,
       bearing interest at 3.625% due 01/15/08
       having an approximate value of
       $10,470,990
       (cost $10,166,000)(10).................... $10,166,000  $ 10,166,000
                                                               ------------
    TOTAL INVESTMENTS --
       (cost $207,039,725)@......................       100.6%  205,807,925
    Other assets less liabilities................        (0.6)   (1,233,906)
                                                  -----------  ------------
    NET ASSETS --                                       100.0% $204,574,019
                                                  ===========  ============
    U.S. GOVERNMENT AGENCY SOLD SHORT -- (1.2%)
    Federal Home Loan Mortgage Corporation -- (1.2%)
      5.00% TBA due Dec.
       (proceeds $2,433,203).....................  (2,500,000)   (2,445,312)
                                                               ------------

--------
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of these securities was $11,024,348 representing 5.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@  See Note 5 for cost of investments on a tax basis.
TBA- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS- Treasury Inflation Protected Securities
(1) Commercial mortgaged backed security.
(2) "Floating rate" security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2005.
(3) Fair valued security.
(4) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(5) Company has filed Chapter 11 bankruptcy.
(6) Bond in default.
(7) Variable rate security -- the rate reflected is as of March 31, 2005; maturity date reflects next reset date.
(8) PIK ("Payment-in-Kind") payment made with additional securities in lieu of cash.
(9) The security or a portion thereof represents collateral for securities sold short.
(10) The security or a portion thereof represents collateral for TBAs.
(11) Illiquid security.
(12) Security is a "step-up" preferred stock where the dividend rate increases or steps up at a predetermined rate. Rate reflected is as of March 31, 2005.

See Notes to Financial Statements

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO PROFILE -- March 31, 2005 -- (unaudited)

Industry Allocation*

           Government National Mortgage Association..........  52.8%
           U.S Treasury Bonds................................  17.5%
           U.S. Treasury Notes...............................  17.2%
           Repurchase Agreements.............................  17.1%
           Private Export Funding............................   4.9%
           Federal Farm Credit Bank..........................   2.9%
           Federal Home Loan Bank............................   1.9%
           Small Business Administration.....................   1.5%
           Federal National Mortgage Association.............   1.0%
           International Bank for Reconstruction and
            Development......................................   0.2%
                                                              -----
                                                              117.0%
                                                              =====

Credit Quality+#

           Government -- Treasury............................  34.8%
           Government -- Agency..............................  64.2%
           Not Rated@........................................   1.0%
                                                              -----
                                                              100.0%
                                                              =====

--------
* Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.
+ Source: Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005

                                                 Principal      Value
                 Security Description             Amount       (Note 2)
           -------------------------------------------------------------
           U.S. GOVERNMENT OBLIGATIONS -- 34.7%
           U.S Treasury Bonds -- 17.5%
             5.38% due 2/15/31(1).............  $34,000,000  $ 37,056,022
                                                             ------------
           U.S. Treasury Notes -- 17.2%
             4.00% due 2/15/15(4).............   38,000,000    36,509,678
                                                             ------------
           Total U.S. Government Obligations
              (cost $75,753,452)..............                 73,565,700
                                                             ------------
           U.S. GOVERNMENT AGENCIES -- 65.2%
           Federal Farm Credit Bank -- 2.9%
             2.50% due 3/15/06................    5,000,000     4,943,085
             5.64% due 4/04/11................      500,000       526,737
             6.00% due 3/07/11................      200,000       213,924
             6.30% due 12/03/13...............      500,000       552,389
                                                             ------------
                                                                6,236,135
                                                             ------------
           Federal Home Loan Bank -- 1.9%
             4.38% due 3/17/10................    4,000,000     3,982,392
                                                             ------------
           Federal Home Loan Mortgage Corporation -- 0.0%
             8.00% due 6/01/08................       17,086        17,374
             8.25% due 7/01/06................        2,183         2,197
             8.50% due 5/01/08................        3,581         3,663
             94.97% due 4/01/05(2)............        9,573         9,529
                                                             ------------
                                                                   32,763
                                                             ------------
           Federal National Mortgage Association -- 1.0%
             6.53% due 5/25/30................    2,033,613     2,130,635
             8.00% due 1/01/23................       36,580        39,530
             11.00% due 2/01/15...............           36            39
             11.50% due 9/01/19...............       24,095        26,675
                                                             ------------
                                                                2,196,879
                                                             ------------
           Government National Mortgage Association -- 52.8%
             4.50% due 5/15/18.................   1,564,090     1,544,368
             4.50% due 8/15/18.................     798,886       788,812
             4.50% due 8/15/18.................   1,563,775     1,544,057
             4.50% due 9/15/18.................   1,629,044     1,608,503
             4.50% due 9/15/18.................   4,852,559     4,791,371
             4.50% due 10/15/18................   5,989,930     5,914,400
             4.50% due 9/15/33.................   6,322,336     6,061,555
             5.00% due 4/15/18.................   7,073,788     7,153,131
             5.00% due 8/15/33.................   3,072,393     3,036,209
             5.00% due 9/15/33.................   1,322,109     1,306,538
             5.00% due 10/15/33................     914,082       903,317
             5.00% due 11/15/34................     294,058       290,411
             5.00% TBA due Dec.................   7,000,000     6,901,566
             5.50% due 11/15/32................      23,683        23,934
             5.50% due 3/15/33.................     801,001       809,220
             5.50% due 4/15/33.................   1,152,735     1,164,563
             5.50% due 5/15/33.................   2,280,330     2,303,729
             5.50% due 6/15/33.................  10,492,459    10,600,124
             5.50% due 7/15/33.................   2,921,844     2,951,825
             5.50% due 10/15/33................   2,913,150     2,943,043
             5.50% due 12/15/33................     594,818       600,922
             5.50% due 1/15/34.................   4,711,523     4,758,615
             5.50% due 2/15/34.................   3,198,880     3,230,853
             6.00% due 1/15/28.................       6,008         6,191
             6.00% due 4/15/28.................   2,165,921     2,232,428
             6.00% due 5/15/28.................       6,124         6,310
             6.00% due 10/15/28................      21,272        21,918
             6.00% due 1/15/29.................       3,285         3,384
             6.00% due 3/15/29.................     107,126       110,363
             6.00% due 4/15/29.................      68,518        70,588
             6.00% due 5/15/29.................     130,323       134,261

                                                  Principal              Value
                 Security Description              Amount               (Note 2)
                 ----------------------------------------------------------------
                 Government National Mortgage Association (continued)
                   6.00% due 5/15/31............ $    99,889          $    102,865
                   6.00% due 11/15/31...........     291,358               300,036
                   6.00% due 11/15/31...........      90,893                93,600
                   6.00% due 12/15/31...........     536,510               552,491
                   6.00% due 1/15/32............     332,265               342,046
                   6.00% due 2/15/32............      55,871                57,516
                   6.00% due 3/15/32............      14,316                14,738
                   6.00% due 8/15/32............     468,046               481,825
                   6.00% due 11/15/32...........     104,317               107,388
                   6.00% due 12/15/32...........      14,615                15,045
                   6.00% due 1/15/33............      35,409                36,412
                   6.00% due 2/15/33............     201,470               207,176
                   6.00% due 3/15/33............     192,530               197,982
                   6.00% due 4/15/33............     579,715               596,132
                   6.00% due 7/15/33............     467,864               481,114
                   6.00% due 8/15/33............   4,612,226             4,748,528
                   6.00% due 9/15/33............     656,472               675,063
                   6.00% due 10/15/33...........   1,996,660             2,053,228
                   6.00% due 11/15/33...........     264,807               272,306
                   6.00% due 12/15/33...........     467,960               481,213
                   6.00% due 2/15/34............     689,424               708,806
                   6.00% due 5/15/34............     111,707               114,847
                   6.00% due 7/15/34............   4,758,487             4,892,264
                   6.00% due 8/15/34............     339,105               348,638
                   6.00% due 9/15/34............   2,191,227             2,252,829
                   6.00% due 9/15/34............     853,867               877,872
                   6.00% due 10/15/34...........   9,415,006             9,679,694
                   6.00% due 11/15/34...........   1,038,702             1,067,904
                   6.50% due 2/15/29............      32,802                34,317
                   6.50% due 5/15/31............      64,130                67,062
                   6.50% due 6/15/31............     101,157               105,781
                   6.50% due 7/15/31............     132,565               138,626
                   6.50% due 8/15/31............     156,543               163,700
                   6.50% due 9/15/31............     243,066               254,178
                   6.50% due 10/15/31...........     634,720               663,737
                   6.50% due 11/15/31...........      26,122                27,316
                   6.50% due 12/15/31...........      52,021                54,399
                   6.50% due 1/15/32............      67,586                70,676
                   6.50% due 2/15/32............     768,033               803,157
                   6.50% due 2/15/32............     691,590               723,218
                   6.50% due 6/15/32............     349,574               365,561
                   7.00% due 7/15/23............      59,748                63,497
                   7.00% due 10/15/23...........     172,036               182,829
                   7.00% due 9/15/25............     402,425               427,200
                   7.00% due 3/20/29............      34,741                36,646
                   7.00% due 6/20/29............       5,964                 6,291
                   7.00% due 11/20/30...........     155,489               163,883
                   7.50% due 4/15/17............      17,489                18,821
                   7.50% due 8/15/23............     342,879               370,174
                   7.50% due 9/15/23............   1,031,415             1,113,520
                   7.50% due 10/15/23...........      26,530                28,642
                   8.00% due 11/15/06...........       1,229                 1,254
                   8.00% due 2/15/08............       1,780                 1,850
                   9.00% due 12/15/16...........     110,450               120,391
                   11.00% due 8/20/15...........         326                   359
                   11.00% due 9/20/15...........         753                   830
                   11.50% due 3/15/13...........      25,474                28,410
                   11.50% due 6/15/13...........      17,331                19,264
                   11.50% due 5/20/15...........       4,180                 4,651
                   12.50% due 9/15/14...........       8,210                 9,247
                   13.00% due 1/15/11...........       3,779                 4,250
                   13.00% due 2/15/11...........       5,600                 6,297

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)

                                                  Principal     Value
                 Security Description              Amount      (Note 2)
       ------------------------------------------------------------------
       U.S. GOVERNMENT AGENCIES (continued)
       Government National Mortgage Association (continued)
         13.00% due 3/15/11..................... $       299 $        337
         13.00% due 4/15/11.....................         635          715
         13.00% due 9/15/13.....................       5,622        6,354
         13.00% due 10/20/14....................       4,323        4,860
         13.00% due 11/15/14....................         890        1,008
         13.00% due 2/20/15.....................       1,560        1,750
         13.50% due 2/15/13.....................      12,891       14,679
         15.00% due 1/15/12.....................         540          624
         15.00% due 2/15/12.....................       1,267        1,466
         15.00% due 6/15/12.....................      13,648       15,793
         15.00% due 9/15/12.....................         742          859
         15.50% due 8/15/11.....................       5,453        6,306
         15.50% due 9/15/11.....................      41,022       47,446
                                                             ------------
                                                              111,758,298
                                                             ------------
       International Bank for Reconstruction and
        Development -- 0.2%
         5.00% due 3/28/06......................     350,000      354,722
                                                             ------------
       Private Export Funding -- 4.9%
         5.87% due 7/31/08......................  10,000,000   10,484,790
                                                             ------------
       Small Business Administration -- 1.5%
         6.30% due 6/01/18......................   2,982,429    3,111,709
                                                             ------------
       Total U.S. Government Agencies
          (cost $138,070,422)...................              138,157,688
                                                             ------------
       Total Long-Term Investment Securities -- 99.9%
          (cost $213,823,874)...................              211,723,388
                                                             ------------

                                               Principal      Value
                Security Description            Amount       (Note 2)
        ----------------------------------------------------------------
        REPURCHASE AGREEMENTS -- 17.1%
          State Street Joint Repurchase
           Agreement (3)..................... $   147,000  $    147,000
          UBS Warburg, Inc. Joint Repurchase
           Agreement Account (3).............  36,000,000    36,000,000
                                                           ------------
        Total Repurchase Agreements
           (cost $36,147,000)................                36,147,000
                                                           ------------
        TOTAL INVESTMENTS --
           (cost $249,970,874) @.............       117.0%  247,870,388
        Liabilities in excess of other assets       (17.0)  (36,006,885)
                                              -----------  ------------
        NET ASSETS --                               100.0% $211,863,503
                                              ===========  ============

--------
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
@    See Note 5 for cost of investments on a tax basis.
(1)  The security or a portion thereof represents collateral for TBA securities.
(2) Variable rate security -- the rate reflected is as of March 31, 2005; maturity date reflects next reset date.
(3)  See Note 2 for details of Joint Repurchase Agreement.
(4)  The security or a portion thereof is out on loan (See Note 2).

See Notes to Financial Statements

        SunAmerica GNMA Fund
        PORTFOLIO PROFILE -- March 31, 2005 -- (unaudited)


Industry Allocation*

           Government National Mortgage Association..........  81.4%
           Repurchase Agreement..............................  21.3%
           United States Treasury Bills......................  16.1%
           U.S. Treasury Notes...............................   9.8%
           Federal Home Loan Bank............................   3.0%
           Federal Farm Credit Bank..........................   3.0%
           Federal National Mortgage Association.............   2.0%
           Small Business Administration.....................   0.2%
                                                              -----
                                                              136.8%
                                                              =====

Credit Quality+#

           Government -- Treasury............................   9.9%
           Government -- Agency..............................  90.1%
                                                              -----
                                                              100.0%
                                                              =====

--------
*  Calculated as a percentage of net assets.
+  Source: Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005



                                               Principal      Value
                Security Description            Amount       (Note 2)
         -------------------------------------------------------------
         U.S. GOVERNMENT OBLIGATIONS -- 9.8%
         U.S. Treasury Notes -- 9.8%
            4.00% due 3/15/10(3)............  $ 20,000,000 $ 19,843,760
            4.00% due 2/15/15(3)............    30,000,000   28,823,430
                                                           ------------
                                                             48,667,190
                                                           ------------
         Total U.S. Government Obligations
            (cost $49,523,107)..............                 48,667,190
                                                           ------------
         U.S. GOVERNMENT AGENCY -- 89.6%
         Federal Home Loan Bank -- 3.0%
            4.38% due 3/17/10...............    15,000,000   14,933,970
                                                           ------------
         Federal National Mortgage Association -- 2.0%
            5.00% due 1/25/18...............    10,000,000   10,094,166
                                                           ------------
         Government National Mortgage Association -- 81.4%
            4.50% due 5/15/18................    3,128,180    3,088,735
            4.50% due 8/15/18................    1,563,775    1,544,057
            4.50% due 9/15/18................    4,994,281    4,931,307
            4.50% due 10/15/18...............    6,886,255    6,799,424
            4.50% due 8/15/33................    4,416,312    4,234,150
            4.50% due 9/15/33................    5,003,722    4,797,330
            5.00% due 3/15/18................    1,068,669    1,080,655
            5.00% due 4/15/18................   11,873,579   12,006,759
            5.00% due 5/15/18................   16,325,999   16,509,120
            5.00% due 1/15/33................       23,851       23,570
            5.00% due 5/15/33................       19,276       19,051
            5.00% due 8/15/33................    4,422,832    4,370,744
            5.00% due 9/15/33................    3,645,544    3,602,610
            5.00% due 10/15/33...............    9,188,332    9,080,120
            5.00% due 4/15/34................       92,655       91,506
            5.00% due 5/15/34................      222,947      220,182
            5.00% due 11/15/34...............    1,006,101      993,623
            5.00% due 12/15/34...............      977,815      965,687
            5.00% TBA due Apr................   22,000,000   21,690,636
            5.50% due 6/15/29................        9,640        9,762
            5.50% due 12/15/32...............    1,315,669    1,329,620
            5.50% due 1/15/33................      727,025      734,485
            5.50% due 2/15/33................    3,361,967    3,396,464
            5.50% due 3/15/33................    1,951,794    1,971,822
            5.50% due 4/15/33................   10,489,182   10,596,814
            5.50% due 5/15/33................   12,679,160   12,809,264
            5.50% due 6/15/33................   11,844,373   11,965,910
            5.50% due 6/15/33................    1,501,814    1,517,714
            5.50% due 7/15/33................      713,372      720,692
            5.50% due 8/15/33................    4,581,888    4,628,904
            5.50% due 9/15/33................      644,764      651,379
            5.50% due 10/15/33...............   11,349,718   11,466,180
            5.50% due 12/15/33...............   12,887,009   13,019,245
            5.50% due 1/15/34................   18,158,915   18,340,416
            5.50% due 2/15/34................    1,132,401    1,143,720
            5.50% due 2/15/34................    1,126,473    1,137,732
            5.50% TBA due Apr................  110,000,000  110,962,500
            6.00% due 11/15/23...............        9,807       10,146
            6.00% due 1/15/24................        9,326        9,636
            6.00% due 7/15/28................        6,481        6,678
            6.00% due 12/15/28...............      349,744      360,373
            6.00% due 1/15/29................    1,235,546    1,272,877
            6.00% due 2/15/29................    1,253,975    1,291,864
            6.00% due 3/15/29................      909,040      936,506


                                                  Principal             Value
                Security Description               Amount              (Note 2)
                ---------------------------------------------------------------
                Government National Mortgage Association (continued)
                   6.00% due 4/15/29............ $ 2,342,131          $ 2,412,955
                   6.00% due 5/15/29............     241,401              248,695
                   6.00% due 6/15/29............     714,997              736,601
                   6.00% due 7/15/29............     382,548              394,106
                   6.00% due 8/15/29............      42,531               43,816
                   6.00% due 10/15/29...........     241,157              248,444
                   6.00% due 4/15/31............      29,754               30,641
                   6.00% due 7/15/31............      43,086               44,369
                   6.00% due 10/15/31...........     135,276              139,305
                   6.00% due 11/15/31...........   2,376,693            2,447,487
                   6.00% due 12/15/31...........   1,178,512            1,213,616
                   6.00% due 1/15/32............   1,149,122            1,182,952
                   6.00% due 2/15/32............     109,929              113,166
                   6.00% due 3/15/32............     695,297              715,766
                   6.00% due 7/15/32............     194,246              199,965
                   6.00% due 8/15/32............   2,929,501            3,016,500
                   6.00% due 9/15/32............   1,953,338            2,010,843
                   6.00% due 10/15/32...........     361,846              372,499
                   6.00% due 11/15/32...........      13,387               13,781
                   6.00% due 12/15/32...........     225,627              232,269
                   6.00% due 1/15/33............   2,746,152            2,823,923
                   6.00% due 2/15/33............   5,309,125            5,459,479
                   6.00% due 3/15/33............   2,355,619            2,422,331
                   6.00% due 4/15/33............   2,701,508            2,778,015
                   6.00% due 5/15/33............   2,052,722            2,110,855
                   6.00% due 6/15/33............   2,132,957            2,193,362
                   6.00% due 8/15/33............   3,510,497            3,609,915
                   6.00% due 10/15/33...........     770,636              792,460
                   6.00% due 11/15/33...........   1,568,680            1,613,105
                   6.00% due 12/15/33...........   5,499,097            5,654,831
                   6.00% due 1/15/34............   3,995,843            4,108,179
                   6.00% due 2/15/34............  20,315,753           20,886,898
                   6.00% due 3/15/34............     850,335              874,241
                   6.00% due 4/15/34............   8,412,991            8,649,508
                   6.00% due 5/15/34............     122,582              126,028
                   6.00% due 6/15/34............     890,338              915,368
                   6.00% due 7/15/34............   6,399,733            6,579,651
                   6.00% due 8/15/34............     416,331              428,036
                   6.00% due 11/15/34...........     861,154              885,364
                   6.00% due 1/15/35............     104,566              107,489
                   6.50% due 3/15/28............      46,120               48,293
                   6.50% due 8/15/28............      93,887               98,286
                   6.50% due 12/15/28...........       2,634                2,757
                   6.50% due 1/15/29............      10,006               10,468
                   6.50% due 2/15/29............       3,343                3,498
                   6.50% due 3/15/29............     182,918              191,365
                   6.50% due 4/15/29............       2,885                3,019
                   6.50% due 5/15/29............      24,978               26,143
                   6.50% due 6/15/29............      74,493               77,933
                   6.50% due 7/15/29............      10,173               10,643
                   6.50% due 10/15/29...........      10,227               10,699
                   6.50% due 8/15/31............     539,023              563,665
                   6.50% due 9/15/31............      34,477               36,053
                   6.50% due 10/15/31...........     583,740              610,427
                   6.50% due 11/15/31...........     431,669              451,403
                   6.50% due 12/15/31...........     418,276              437,399
                   6.50% due 2/15/32............     578,142              604,582

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                                  Principal        Value
                  Security Description             Amount         (Note 2)
           ----------------------------------------------------------------
           U.S. GOVERNMENT AGENCY (continued)
           Government National Mortgage Association (continued)
              6.50% due 5/15/32.................. $2,947,392    $  3,082,184
              6.50% due 6/15/32..................    225,881         236,211
              7.00% due 3/15/23..................    171,828         182,608
              7.00% due 1/20/24..................      1,297           1,372
              7.00% due 3/20/24..................      1,337           1,415
              7.00% due 7/20/25..................      7,259           7,679
              7.00% due 9/15/25..................    174,765         185,524
              7.00% due 1/20/29..................     80,529          84,944
              7.00% due 2/20/29..................     16,493          17,397
              7.00% due 6/20/29..................     29,573          31,194
              7.00% due 7/20/29..................    113,893         120,138
              7.00% due 9/20/29..................     11,108          11,717
              7.00% due 10/20/29.................     21,850          23,048
              7.00% due 11/20/29.................      7,818           8,247
              7.00% due 3/20/30..................      9,636          10,156
              7.00% due 6/20/30..................     21,386          22,541
              7.00% due 8/20/30..................     62,127          65,481
              7.00% due 9/20/30..................     49,654          52,335
              7.00% due 10/20/30.................     68,585          72,287
              8.00% due 1/15/30..................        991           1,068
              8.00% due 4/15/30..................     55,085          59,392
              8.00% due 5/15/30..................      8,404           9,061
              8.00% due 8/15/30..................     96,019         103,526
              8.00% due 11/15/26.................    391,409         422,227
              8.00% due 12/15/29.................     33,844          36,493
              8.50% due 3/15/17..................     44,162          48,167
              8.50% due 5/15/21..................     89,978          98,812
              8.50% due 12/15/22.................    152,220         167,340
              8.50% due 1/15/23..................    153,603         169,058
              8.50% due 9/15/24..................     65,686          72,357
              9.00% due 7/15/16..................     92,423         100,742
              9.00% due 10/15/16.................     21,567          23,508
                                                                ------------
                                                                 403,891,645
                                                                ------------


                                               Principal       Value
               Security Description             Amount        (Note 2)
       ------------------------------------------------------------------
       Small Business Administration -- 0.2%
          6.30% due 6/01/18................. $    994,143  $   1,037,236
                                                           -------------
       Federal Farm Credit Bank -- 3.0%
          2.50% due 3/15/06(1)..............   15,000,000     14,829,255
                                                           -------------
       Total U.S. Government Agency
          (cost $447,081,826)...............                 444,786,272
                                                           -------------
       Total Long-Term Investment Securities -- 99.4%
          (cost $496,604,933)...............                 493,453,462
                                                           -------------
       SHORT-TERM INVESTMENT SECURITIES -- 16.1%
         United States Treasury Bills
          2.54% due 04/07/05(1)
          (cost $79,966,200)................   80,000,000     79,966,200
                                                           -------------
       REPURCHASE AGREEMENTS -- 21.3%
         State Street Joint Repurchase
          Agreement(1)(2)...................    5,783,000      5,783,000
         UBS Securities, LLC Joint
          Repurchase Agreement(1)(2)........  100,000,000    100,000,000
                                                           -------------
       Total Repurchase Agreements
          (cost $105,783,000)...............                 105,783,000
                                                           -------------
       TOTAL INVESTMENTS --
          (cost $682,354,133)@..............        136.8%   679,202,662
       Liabilities in excess of other assets        (36.8)  (182,727,162)
                                             ------------  -------------
       NET ASSETS --                                100.0% $ 496,475,500
                                             ============  =============

--------
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
@    See Note 5 for cost of investments on a tax basis.
(1)  The security or a portion thereof represents collateral for TBA securities.
(2)  See Note 2 for details of Joint Repurchase Agreement.
(3)  The security or a portion thereof is out on loan (See Note 2).

See Notes to Financial Statements

        SunAmerica Strategic Bond Fund
        PORTFOLIO PROFILE -- March 31, 2005 -- (unaudited)

Industry Allocation*

            Foreign Government Agency......................... 28.2%
            Federal National Mortgage Association.............  7.6%
            Financial Services................................  6.6%
            U.S. Treasury Notes...............................  5.9%
            Time Deposit......................................  5.7%
            Telecommunications................................  5.2%
            Federal Home Loan Mortgage Corporation............  4.2%
            Leisure & Tourism.................................  4.1%
            Broadcasting & Media..............................  4.0%
            Utilities.........................................  3.7%
            Energy Sources....................................  3.0%
            U.S Treasury Bonds................................  2.0%
            Repurchase Agreement..............................  1.9%
            Forest Products...................................  1.5%
            Pharmaceuticals...................................  1.2%
            Chemicals.........................................  1.1%
            Insurance.........................................  1.1%
            Energy Services...................................  0.9%
            Real Estate Investment Trusts.....................  0.7%
            Food, Beverage & Tobacco..........................  0.7%
            Health Services...................................  0.7%
            Metals & Mining...................................  0.7%
            Retail Stores.....................................  0.7%
            Transportation....................................  0.7%
            Automotive........................................  0.6%
            Banks.............................................  0.6%
            Business Services.................................  0.6%
            Household & Personal Products.....................  0.4%
            Communication Equipment ..........................  0.3%
            Medical Products..................................  0.3%
            Restaurants.......................................  0.3%
            Electronics.......................................  0.2%
            Machinery.........................................  0.2%
            Retail............................................  0.2%
            Aerospace & Military Technology...................  0.1%
            Government National Mortgage Association..........  0.1%
            Housing & Household Durables......................  0.1%
            Real Estate Companies.............................  0.1%
                                                               ----
                                                               96.2%
                                                               ====

Credit Quality+#

                     Government -- Treasury........    9.1%
                     Government -- Agency..........   11.8%
                     AAA...........................   12.7%
                     AA............................    5.4%
                     A.............................    3.1%
                     BBB...........................   13.4%
                     BB............................   12.4%
                     B.............................   12.9%
                     CCC...........................    8.5%
                     CC............................    1.1%
                     C.............................    0.2%
                     Below C.......................    0.1%
                     Not Rated@....................    9.3%
                                                    ------
                                                    100.00%
                                                    ======

Country Allocation*

                     United States................... 62.9%
                     Brazil..........................  4.3%
                     Russia..........................  3.6%
                     Mexico..........................  3.0%
                     Canada..........................  2.7%
                     United Kingdom..................  2.1%
                     Australia.......................  1.6%
                     Italy...........................  1.6%
                     Japan...........................  1.3%
                     Sweden..........................  1.3%
                     Argentina.......................  1.1%
                     Spain...........................  1.0%
                     Turkey..........................  0.9%
                     Belgium.........................  0.8%
                     Venezuela.......................  0.8%
                     Columbia........................  0.7%
                     Denmark.........................  0.7%
                     Germany.........................  0.7%
                     Greece..........................  0.6%
                     France..........................  0.5%
                     Netherlands.....................  0.5%
                     Cayman Island...................  0.4%
                     Peru............................  0.4%
                     South Africa....................  0.4%
                     Austria.........................  0.3%
                     Finland.........................  0.3%
                     Ireland.........................  0.3%
                     Poland..........................  0.3%
                     Ukraine.........................  0.3%
                     Hungary.........................  0.2%
                     Luxembourg......................  0.2%
                     Uruguay.........................  0.2%
                     Bermuda.........................  0.1%
                     Czech Republic..................  0.1%
                                                      ----
                                                      96.2%
                                                      ====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.
+  Source: Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                               Principal    Value
                  Security Description         Amount**    (Note 2)
           --------------------------------------------------------
           ASSET-BACKED SECURITIES -- 2.2%
           Financial Services -- 2.2%
             Commercial Mtg. Asset Trust
              Commercial Mtg. Certificates,
              Series 1999-C1, Class C
              7.35% due 4/17/05(1)............ $1,200,000 $1,384,109
             DLJ Commercial Mtg. Corp.
              Commercial Mtg. Certificates,
              Series 1998-CG1, Class S
              0.83% due 4/01/05(1)(2)(3)......  7,746,958    160,142
             DLJ Commercial Mtg. Corp.
              Commercial Mtg. Certificates,
              Series 1998-CF2, Class S
              0.99% due 3/01/05(1)(2)(3)......  6,537,459    177,758
             Mid-State Trust Asset Backed
              Notes, Series 6, Class A1
              7.34% due 7/01/35...............    783,914    828,506
             PNC Mtg. Securities Corp. Mtg.
              Certificates, Series 1992-2,
              Class DB3
              6.91% due 4/01/05(2)(4).........    326,949    328,855
                                                          ----------
                                                           2,879,370
                                                          ----------
           Total Asset Backed Securities
              (cost $2,653,754)...............             2,879,370
                                                          ----------
           BONDS & NOTES -- 28.4%
           Aerospace & Military Technology -- 0.1%
             DeCrane Aircraft Holdings
              Guaranteed Sr. Sub. Notes,
              Series B
              12.00% due 9/30/08..............    175,000    110,250
             Raytheon Co.
              Debenture
              6.40% due 12/15/18..............     67,000     72,350
                                                          ----------
                                                             182,600
                                                          ----------
           Apparel & Textiles -- 0.0%
             Warnaco, Inc.
              Sr. Notes
              8.88% due 6/15/13...............     50,000     53,625
                                                          ----------
           Automotive -- 0.5%
             BREED Technologies, Inc.
              Guaranteed Sr. Sub. Notes
              9.25% due 4/15/08+(5)(6)(9).....    500,000          0
             Dana Corp.
              Notes
              7.00% due 3/01/29...............    143,000    125,580
             Diamond Triumph Auto Glass, Inc.
              Guaranteed Sr. Sub. Notes
              9.25% due 4/01/08(6)(9).........    100,000     70,000
             Exide Corp.
              Term Loan
              10.00% due 3/15/25+(6)(9).......    225,000          0
             General Motors Corp.
              Notes
              7.20% due 1/15/11...............    190,000    171,526
             General Motors Corp.
              Sr. Debentures
              8.38% due 7/15/33...............     56,000     47,921


                                                  Principal  Value
                   Security Description           Amount**  (Note 2)
           --------------------------------------------------------
           Automotive (continued)
             General Motors Corp.
              Debentures
              8.80% due 3/01/21.................. $275,000  $247,385
             Hertz Corp.
              Notes
              7.63% due 6/01/12..................   40,000    40,556
             Stanadyne Corp.
              Sr. Sub. Notes
              10.00% due 8/15/14.................   25,000    25,750
                                                            --------
                                                             728,718
                                                            --------
           Banks -- 0.5%
             American Express Centurion Bank
              Notes
              2.98% due 4/18/05(6)(7)............   40,000    40,017
             Chemical Bank
              Sub. Notes
              6.13% due 11/01/08.................   63,000    66,168
             Credit Suisse First Boston New York
              Sub. Notes
              6.50% due 5/01/08*.................   40,000    42,127
             HSBC Bank USA
              Sub. Notes
              5.88% due 11/01/34.................  171,000   172,126
             Popular North America, Inc.
              Notes
              4.25% due 4/01/08..................  108,000   107,276
             Sovereign Bank
              Certificate Of Deposit
              4.00% due 2/01/08..................   67,000    66,199
             Suntrust Bank
              Bonds
              5.40% due 4/01/20..................   72,000    71,920
             Wells Fargo & Co.
              Notes
              3.11% due 6/15/05(7)...............   36,000    36,010
                                                            --------
                                                             601,843
                                                            --------
           Broadcasting & Media -- 3.2%
             Adelphia Communications Corp.
              Sr. Notes
              10.25% due 6/15/11+(5).............  250,000   230,625
             Affinity Group, Inc.
              Sr. Sub. Notes
              9.00% due 2/15/12..................  150,000   157,500
             Charter Communications
              Holdings, LLC
              Sr. Notes
              9.63% due 11/15/09.................  925,000   723,812
             Charter Communications
              Holdings, LLC
              Sr. Disc. Notes
              9.92% due 4/01/11(8)...............  125,000    95,937
             Charter Communications
              Holdings, LLC
              Sr. Notes
              10.00% due 5/15/11.................   75,000    57,563

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                                 Principal   Value
                   Security Description          Amount**   (Note 2)
           ---------------------------------------------------------
           BONDS & NOTES (continued)
           Broadcasting & Media (continued)
             Charter Communications
              Holdings, LLC
              Sr. Notes
              10.25% due 1/15/10................ $ 25,000  $   20,063
             Charter Communications
              Holdings, LLC
              Sr. Notes
              10.75% due 10/01/09...............  450,000     369,000
             Charter Communications
              Holdings, LLC
              Sr. Notes
              11.13% due 1/15/11................  300,000     242,250
             Coleman Cable, Inc.
              Sr. Notes
              9.88% due 10/01/12*...............   75,000      76,500
             Cox Communications, Inc.
              Debentures
              6.80% due 8/01/28.................  153,000     157,894
             Cox Communications, Inc.
              Debentures
              7.63% due 6/15/25.................  163,000     181,274
             Cox Communications, Inc.
              Notes
              7.75% due 11/01/10................  110,000     122,172
             Fisher Communications, Inc.
              Sr. Notes
              8.63% due 9/15/14.................  150,000     161,625
             Haights Cross Operating Co.
              Guaranteed Sr. Notes
              11.75% due 8/15/11................  100,000     112,250
             Insight Communications Co., Inc.
              Sr. Sub. Disc. Notes
              12.25% due 2/15/11(8).............  275,000     273,625
             Liberty Media Corp.
              Notes
              5.70% due 5/15/13.................  275,000     259,196
             Paxson Communications Corp.
              Guaranteed Sr. Sub. Notes
              12.25% due 1/15/09(8).............  350,000     325,500
             Salem Communications Holding Corp.
              Guaranteed Sr. Sub. Notes
              7.75% due 12/15/10................   50,000      51,813
             Telex Communications, Inc.
              Sr. Sec. Notes
              11.50% due 10/15/08...............   50,000      54,750
             Time Warner Entertainment Co. LP
              Sr. Debentures
              8.38% due 3/15/23.................  198,000     242,604
             Young Broadcasting, Inc.
              Guaranteed Sr. Sub. Notes
              8.75% due 1/15/14.................  125,000     118,437
             Young Broadcasting, Inc.
              Guaranteed Sr. Sub. Notes
              10.00% due 3/01/11................  250,000     255,625
                                                           ----------
                                                            4,290,015
                                                           ----------
           Business Services -- 0.6%
             American Standard, Inc.
              Bonds
              5.50% due 4/01/15*................   43,000      43,163


                                                Principal  Value
                   Security Description         Amount**  (Note 2)
             ----------------------------------------------------
             Business Services (continued)
               Davita, Inc.
                Sr. Sub. Notes
                7.25% due 3/15/15*............. $100,000  $ 98,000
               Mobile Mini, Inc.
                Sr. Notes
                9.50% due 7/01/13..............  100,000   112,500
               Monitronics International, Inc.
                Sr. Sub. Notes
                11.75% due 9/01/10.............  275,000   292,875
               PHH Corp.
                Notes
                6.00% due 3/01/08..............   67,000    69,188
               Seitel, Inc.
                Sr. Notes
                11.75% due 7/15/11.............  200,000   225,000
                                                          --------
                                                           840,726
                                                          --------
             Chemicals -- 0.6%
               Equistar Chemicals LP
                Sr. Notes
                10.63% due 5/01/11.............  175,000   196,437
               Foamex LP/Foamex Capital Corp.
                Guaranteed Sr. Sec. Notes
                10.75% due 4/01/09.............   50,000    44,000
               Huntsman International, LLC
                Sr. Sub. Notes
                7.38% due 1/01/15*.............  169,000   168,155
               Lyondell Chemical Co.
                Guaranteed Sr. Sec. Notes
                9.50% due 12/15/08.............   50,000    53,500
               Phosphate Resource Partners LP
                Sr. Notes
                7.00% due 2/15/08..............  125,000   128,750
               Rockwood Specialties Group
                Sr. Sub. Notes
                7.50% due 11/15/14*............   75,000    75,000
               Rockwood Specialties, Inc.
                Sr. Sub. Notes
                10.63% due 5/15/11.............   75,000    83,250
                                                          --------
                                                           749,092
                                                          --------
             Communication Equipment -- 0.3%
               Rural Cellular Corp.
                Sr. Sub. Notes
                9.63% due 5/15/08..............  150,000   143,250
               Rural Cellular Corp.
                Sr. Sub. Notes
                9.75% due 1/15/10..............  250,000   228,750
                                                          --------
                                                           372,000
                                                          --------
             Computers & Business Equipment -- 0.0%
               Activant Solutions, Inc.
                Sr. Notes
                9.09% due 6/30/05*(7)..........   25,000    25,500
                                                          --------
             Electronics -- 0.1%
               Freescale Semiconductor, Inc.
                Sr. Notes
                7.13% due 7/15/14..............  100,000   104,500

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                                 Principal  Value
                    Security Description         Amount**  (Note 2)
             -----------------------------------------------------
             BONDS & NOTES (continued)
             Electronics (continued)
               Sanmina-SCI Corp.
                Sr. Sub. Notes
                6.75% due 3/01/13*.............. $ 75,000  $ 70,313
                                                           --------
                                                            174,813
                                                           --------
             Energy Services -- 0.3%
               Frontier Oil Corp.
                Sr. Notes
                6.63% due 10/01/11..............   50,000    49,750
               Hanover Compressor Co.
                Sub. Notes
                Zero coupon due 3/31/07.........   25,000    22,000
               Oslo Seismic Services, Inc.
                1st Mtg. Notes
                8.28% due 6/01/11...............  208,944   220,593
               Pride International, Inc.
                Sr. Notes
                7.38% due 7/15/14...............   50,000    53,000
                                                           --------
                                                            345,343
                                                           --------
             Energy Sources -- 3.0%
               Belden & Blake Corp.
                Sec. Notes
                8.75% due 7/15/12...............   75,000    74,437
               Calpine Corp.
                Sec. Notes
                8.75% due 7/15/13*..............  780,000   588,900
               Chesapeake Energy Corp.
                Sr. Notes
                6.88% due 1/15/16...............   50,000    50,500
               Chesapeake Energy Corp.
                Guaranteed Sr. Notes
                7.75% due 1/15/15...............   25,000    26,437
               Chesapeake Energy Corp.
                Guaranteed Sr. Notes
                9.00% due 8/15/12...............   25,000    27,594
               Citgo Petroleum Corp.
                Sr. Notes
                6.00% due 10/15/11..............   75,000    74,062
               Colorado Interstate Gas Co.
                Debentures
                6.85% due 6/15/37...............  150,000   152,211
               ConocoPhillips
                Sr. Notes
                7.00% due 3/30/29...............  125,000   147,385
               Costilla Energy, Inc.
                Sr. Notes
                10.25% due 10/01/06+(5)(6)(9)...  500,000         0
               Encore Acquisition Co.
                Sr. Sub. Notes
                6.25% due 4/15/14...............   50,000    50,000
               Encore Acquisition Co.
                Guaranteed Sr. Notes
                8.38% due 6/15/12...............   75,000    81,000
               Enterprise Products Operating LP
                Guaranteed Sr. Notes
                5.00% due 3/01/15*..............   42,000    39,373


                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
       -----------------------------------------------------------------
       Energy Sources (continued)
         Enterprise Products Operating LP
          Notes
          6.65% due 10/15/34....................... $  143,000 $  145,796
         EXCO Resources, Inc.
          Guaranteed Notes
          7.25% due 1/15/11........................     50,000     50,750
         FirstEnergy Corp., Series C
          Notes
          7.38% due 11/15/31.......................    143,000    161,976
         FPL Group Capital, Inc.
          Notes
          4.09% due 2/16/07........................    120,000    119,705
         Kerr Mcgee Corp.
          Guaranteed Notes
          7.88% due 9/15/31........................    286,000    322,714
         Mission Energy Holding Co.
          Sr. Sec. Notes
          13.50% due 7/15/08.......................  1,125,000  1,350,000
         Nexen, Inc.
          Notes
          5.88% due 3/10/35........................    170,000    162,602
         Nexen, Inc.
          Notes
          7.88% due 3/15/32........................    176,000    214,737
         Roseton Danskammer Guaranteed
          Pass-Thru Certificates, Series B
          7.67% due 11/08/16.......................    150,000    138,000
                                                               ----------
                                                                3,978,179
                                                               ----------
       Financial Services -- 3.7%
         Affinity Group, Inc.
          Sr. Sub. Notes
          10.00% due 2/15/15*......................    125,000    130,000
         Arch Western Finance LLC
          Sr. Notes
          6.75% due 7/01/13........................    125,000    125,625
         Bear Island Paper Co., LLC
          Sr. Notes
          10.00% due 12/01/07......................    250,000    252,812
         Borden United States Finance Corp.
          Sr. Sec. Notes
          9.00% due 7/15/14*.......................     75,000     81,000
         Capital One Financial Corp.
          Sr. Notes
          4.74% due 5/17/07........................     41,000     41,223
         Caterpillar Financial Services
          Notes
          4.70% due 3/15/12........................     72,000     70,939
         Chukchansi Economic Development Authority
          Sr. Notes
          14.50% due 6/15/09*......................    500,000    615,000
         Consolidated Communications Holdings
          Sr. Notes
          9.75% due 4/01/12*.......................    200,000    212,000
         Countrywide Home Loans, Inc.
          Tranche Trust 00255
          5.50% due 8/01/06........................    101,000    102,686

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                                Principal   Value
                   Security Description         Amount**   (Note 2)
            ------------------------------------------------------
            BONDS & NOTES (continued)
            Financial Services (continued)
              ESI Tractebel Acquisition Corp.
               Guaranteed Bonds
               7.99% due 12/30/11.............. $  228,000 $241,850
              Ford Motor Credit Co.
               Sr. Notes
               4.95% due 1/15/08...............     67,000   64,259
              Ford Motor Credit Co.
               Notes
               7.88% due 6/15/10...............     53,000   53,958
              General Electric Capital Corp.
               Notes
               5.38% due 3/15/07...............     67,000   68,449
              General Motors Acceptance Corp.
               Notes
               6.75% due 12/01/14..............     20,000   17,276
              H & E Equipment Services, LLC
               Guaranteed Sr. Sec. Notes
               11.13% due 6/15/12..............    125,000  140,625
              Hilcorp Finance Co.
               Sr. Notes
               10.50% due 9/01/10*.............    250,000  277,500
              Household Finance Corp.
               Notes
               6.38% due 10/15/11..............     67,000   72,380
              Huntsman Advanced Materials, LLC
               Sr. Sec. Notes
               11.00% due 7/15/10*.............    175,000  200,813
              iPCS, Inc.
               Escrow
               14.00% due 7/15/10(6)(9)........  2,075,000        0
              J.P. Morgan Chase Capital XV
               Notes
               5.88% due 3/15/35...............    170,000  164,171
              John Deere Capital Corp.
               Notes
               3.88% due 3/07/07...............    164,000  163,059
              MedCath Holdings Corp.
               Sr. Notes
               9.88% due 7/15/12...............    125,000  134,375
              Merrill Lynch & Co., Inc.
               Notes
               4.25% due 2/08/10...............     53,000   51,591
              Muzak, LLC/ Muzak Finance Corp.
               Guaranteed Sr. Sub. Notes
               9.88% due 3/15/09...............     75,000   33,750
              Nexstar Finance Holdings, LLC
               Guaranteed Sr. Disc. Notes
               11.38% due 4/01/13(8)...........    300,000  235,500
              NGC Corp. Capital Trust I
               Guaranteed Sub. Notes, Series B
               8.32% due 6/01/27...............    800,000  632,000
              PCA, LLC
               Sr. Notes
               11.88% due 8/01/09..............    225,000  189,000
              Px Escrow Corp.
               Sr. Sub. Disc. Notes
               9.63% due 2/01/06(8)............    125,000  121,250


                                                Principal   Value
                   Security Description         Amount**   (Note 2)
            -------------------------------------------------------
            Financial Services (continued)
              Sprint Capital Corp.
               Guaranteed Sr. Notes
               6.88% due 11/15/28.............. $ 62,000  $   66,377
              Terra Capital, Inc.
               Guaranteed Sr. Sec. Notes
               11.50% due 6/01/10..............  162,000     186,300
              Terra Capital, Inc.
               Guaranteed Sr. Sec. Notes
               12.88% due 10/15/08.............   75,000      88,875
              TIAA Global Markets
               Notes
               4.13% due 11/15/07*.............   44,000      43,756
              Transamerica Finance Corp.
               Sr. Notes
               6.40% due 9/15/08...............   36,000      38,473
                                                          ----------
                                                           4,916,872
                                                          ----------
            Food, Beverage & Tobacco -- 0.7%
              American Stores Co.
               Debentures
               7.90% due 5/01/17...............   77,000      87,863
              Coca-Cola Enterprises, Inc.
               Debentures
               8.50% due 2/01/22...............   78,000     102,737
              North Atlantic Holding Co., Inc.
               Sr. Disc. Notes
               12.25% due 3/01/14(8)...........  250,000      47,500
              North Atlantic Trading, Inc.
               Sr. Notes
               9.25% due 3/01/12...............  150,000     112,500
              SABMiller, PLC
               Guaranteed Notes
               6.63% due 8/15/33*..............  128,000     140,317
              Stater Brothers Holdings, Inc.
               Sr. Notes
               8.13% due 6/15/12...............  200,000     193,000
              Wornick Co.
               Sr. Sec. Notes
               10.88% due 7/15/11..............  250,000     261,250
                                                          ----------
                                                             945,167
                                                          ----------
            Forest Products -- 1.0%
              Boise Cascade LLC
               Sr. Notes
               5.54% due 4/15/05*(7)...........  125,000     127,500
              Caraustar Industries, Inc.
               Notes
               7.38% due 6/01/09...............   25,000      24,813
              Constar International, Inc.
               Sr. Notes
               6.17% due 4/15/05*(7)...........   50,000      50,000
              Constar International, Inc.
               Sr. Sub. Notes
               11.00% due 12/01/12.............  125,000     125,000
              Crown Cork & Seal Co., Inc.
               Debentures
               8.00% due 4/15/23...............  100,000      96,500

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                                 Principal   Value
                  Security Description           Amount**   (Note 2)
          ----------------------------------------------------------
          BONDS & NOTES (continued)
          Forest Products (continued)
            FiberMark, Inc.
             Sr. Notes
             10.75% due 4/15/11+(5)............. $125,000  $   91,250
            Packaging Corp. of America
             Sr. Notes
             5.75% due 8/01/13..................   58,000      57,429
            Pliant Corp.
             Sr. Sub. Notes
             13.00% due 6/01/10.................  225,000     190,125
            Sealed Air Corp.
             Bonds
             6.88% due 7/15/33*.................  116,000     125,712
            Speciality Paperboard, Inc.
             Sr. Notes
             9.38% due 10/15/06+(5).............  550,000     394,625
                                                           ----------
                                                            1,282,954
                                                           ----------
          Health Services -- 0.7%
            Community Health Systems, Inc.
             Sr. Sub. Notes
             6.50% due 12/15/12*................  100,000      97,500
            Concentra Operating Corp.
             Sr. Sub. Notes
             9.13% due 6/01/12..................   50,000      53,000
            Coventry Health Care, Inc.
             Sr. Notes
             6.13% due 1/15/15*.................   57,000      56,929
            Genesis Healthcare Corp.
             Sr. Sub. Notes
             8.00% due 10/15/13.................   50,000      54,500
            HCA, Inc.
             Notes
             6.38% due 1/15/15..................  150,000     148,896
            HCA, Inc.
             Sr. Notes
             6.95% due 5/01/12..................   25,000      25,949
            Pediatric Services Of America, Inc.
             Guaranteed Sr. Sub. Notes
             10.00% due 4/15/08(6)..............   25,000      25,250
            Psychiatric Solutions, Inc.
             Guaranteed Sr. Sub. Notes
             10.63% due 6/15/13.................   67,000      74,370
            Team Health, Inc.
             Sr. Sub. Notes
             9.00% due 4/01/12..................  150,000     146,625
            Tenet Healthcare Corp.
             Sr. Notes
             6.50% due 6/01/12..................  125,000     115,000
            Tenet Healthcare Corp.
             Sr. Notes
             9.25% due 2/01/15*.................  100,000      99,750
            Triad Hospitals, Inc.
             Sr. Sub. Notes
             7.00% due 11/15/13.................   75,000      73,687
                                                           ----------
                                                              971,456
                                                           ----------


                                                  Principal    Value
                Security Description              Amount**    (Note 2)
        ---------------------------------------------------------------
        Household & Personal Products -- 0.3%
          Procter & Gamble Co.
           2.00% due 6/21/10................. JPY 39,000,000 $  387,354
          Revlon Consumer Products Corp.
           Sr. Sub. Notes
           8.63% due 2/01/08.................         75,000     69,188
                                                             ----------
                                                                456,542
                                                             ----------
        Housing & Household Durables -- 0.1%
          Maytag Corp.
           Notes
           5.00% due 5/15/15.................        100,000     87,317
                                                             ----------
        Insurance -- 1.0%
          Americo Life, Inc.
           Notes
           7.88% due 5/01/13*................         38,000     39,890
          Crum & Forster Holdings Corp.
           Sr. Notes
           10.38% due 6/15/13................        125,000    140,000
          Fidelity National Financial, Inc.
           Notes
           7.30% due 8/15/11.................         91,000     97,699
          Liberty Mutual Group
           Notes
           6.50% due 3/15/35*................        263,000    252,959
          MIC Financing Trust I
           Pass-Thru Certificates
           8.38% due 2/01/27*................        123,000    128,799
          Ohio Casualty Corp.
           Notes
           7.30% due 6/15/14.................        590,000    630,626
                                                             ----------
                                                              1,289,973
                                                             ----------
        Internet Content -- 0.0%
          Spheris, Inc.
           Sr. Sub. Notes
           11.00% due 12/15/12*..............         50,000     51,000
                                                             ----------
        Leisure & Tourism -- 3.4%
          American Airlines, Inc.
           Pass-Thru Certificates, Series
           2001-1, Class A2
           6.82% due 5/23/11.................        225,000    209,145
          American Airlines, Inc.
           Pass-Thru Certificate Series
           1991 B 1
           9.71% due 1/30/07*(9).............         67,618     62,209
          Atlas Air, Inc.
           Pass-Thru Certificates, Series
           1999-1, Class A-2
           6.88% due 7/02/09.................        280,875    269,855
          Atlas Air, Inc.
           Pass-Thru Certificates, Series
           1999-1, Class A-1
           7.20% due 1/02/19.................         83,251     82,652
          Atlas Air, Inc.
           Pass-Thru Certificates, Series
           1999-1, Class B
           7.63% due 1/02/15.................        751,504    609,013

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                                     Principal  Value
                   Security Description              Amount**  (Note 2)
        --------------------------------------------------------------
        BONDS & NOTES (continued)
        Leisure & Tourism (continued)
          Atlas Air, Inc.
           Pass-Thru Certificates, Series
           2000-1
           8.71% due 1/02/19........................ $329,639  $338,256
          Atlas Air, Inc.
           Pass-Thru Certificates, Series
           1999-1, Class C
           8.77% due 1/02/11+(5)....................   62,428    32,995
          Atlas Air, Inc.
           Pass-Thru Certificates Series
           2000-1, Class B
           9.06% due 7/02/17........................  157,740   144,586
          Continental Airlines, Inc.
           Pass-Thru Certificates, Series
           1999-1, Class C
           6.95% due 8/02/09........................  128,295   105,387
          Continental Airlines, Inc.
           Pass-Thru Certificates, Series
           1999-2, Class C1
           7.73% due 3/15/11........................   45,376    33,353
          Continental Airlines, Inc.
           Secured Pass-Thru Certificates, Series
           2000-2, Class B
           8.31% due 10/02/19.......................  121,819   104,647
          Delta Airlines, Inc.
           Pass-Thru Certificates, Series 2000 1
           Class 2A
           7.57% due 5/18/12........................  350,000   326,239
          Delta Airlines, Inc.
           Notes
           7.90% due 12/15/09.......................  125,000    48,125
          Delta Airlines, Inc.
           Sr. Notes
           9.50% due 11/18/08*......................  100,000    82,000
          Delta Airlines, Inc.
           Sr. Notes
           10.00% due 8/15/08.......................  300,000   132,000
          Eldorado Resorts, LLC
           Sr. Notes
           9.00% due 4/15/14(6).....................  425,000   425,000
          Hilton Hotels Corp.
           Sr. Notes
           7.50% due 12/15/17.......................   36,000    41,265
          Hilton Hotels Corp.
           Sr. Notes
           7.95% due 4/15/07........................   82,000    87,526
          Hollywood Casino Shreveport Capital Corp.
           Guaranteed Sr. Sec. Notes
           13.00% due 8/01/06+(5)...................  400,000   330,000
          Host Marriott LP
           Sr. Notes
           6.38% due 3/15/15*.......................  150,000   143,250
          Leslie's Poolmart, Inc.
           Sr. Notes
           7.75% due 2/01/13*.......................   50,000    50,500
          Riviera Holdings Corp.
           Guaranteed Sr. Notes
           11.00% due 6/15/10.......................  135,000   149,175


                                                 Principal   Value
                  Security Description           Amount**   (Note 2)
          ----------------------------------------------------------
          Leisure & Tourism (continued)
            True Temper Sports, Inc.
             Guaranteed Sr. Sub. Notes
             8.38% due 9/15/11.................. $200,000  $  186,000
            Turning Stone Casino Resort
             Sr. Notes
             9.13% due 12/15/10*................   75,000      77,906
            Waterford Gaming, LLC
             Sr. Notes
             8.63% due 9/15/12*.................  199,000     208,950
            Worldspan LP
             Sr. 2nd Lien Sec. Notes
             9.02% due 2/15/11*(7)..............  275,000     266,750
                                                           ----------
                                                            4,546,784
                                                           ----------
          Machinery -- 0.1%
            Dresser Rand Group, Inc.
             Sr. Sub. Notes
             7.38% due 11/01/14*................  100,000     100,000
            Park Ohio Industries, Inc.
             Sr. Sub. Notes
             8.38% due 11/15/14*................   75,000      72,375
            Venture Holdings Co., LLC
             Guaranteed Sr. Sub. Notes
             11.00% due 6/01/07+(5).............  100,000         625
                                                           ----------
                                                              173,000
                                                           ----------
          Medical Products -- 0.3%
            CDRV Investors, Inc.
             Sr. Disc. Notes
             9.63% due 1/01/15*(8)..............  125,000      75,313
            Encore Medical IHC, Inc.
             Sr. Sub. Notes
             9.75% due 10/01/12*................   75,000      73,125
            Inverness Medical Innovations, Inc.
             Sr. Sub. Notes
             8.75% due 2/15/12..................  125,000     126,875
            Universal Hospital Services, Inc.
             Sr. Notes
             10.13% due 11/01/11................  125,000     128,125
                                                           ----------
                                                              403,438
                                                           ----------
          Metals & Mining -- 0.6%
            Allegheny Technologies, Inc.
             Notes
             8.38% due 12/15/11.................   75,000      80,250
            Associated Materials, Inc.
             Sr. Disc. Notes
             11.25% due 3/01/14(8)..............  275,000     191,125
            Barrick Gold Corp.
             Bonds
             5.80% due 11/15/34.................   45,000      45,405
            CSN Islands VIII Corp.
             Guaranteed Sr. Notes
             9.75% due 12/16/13*................  200,000     206,000
            Eagle-Picher, Inc.
             Sr. Notes
             9.75% due 9/01/13+(10).............   50,000      32,000

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                                  Principal  Value
                    Security Description          Amount**  (Note 2)
            -------------------------------------------------------
            BONDS & NOTES (continued)
            Metals & Mining (continued)
              Newmont Mining Corp.
               Notes
               5.88% due 4/01/35................. $255,000  $249,880
              Renco Metals, Inc.
               Guaranteed Sr. Notes
               11.50% due 07/01/03+(5)(6)(9)(12).  500,000         0
                                                            --------
                                                             804,660
                                                            --------
            Pharmaceuticals -- 0.4%
              Curative Health Services, Inc.
               Sr. Notes
               10.75% due 5/01/11................  150,000   123,375
              Merck & Co., Inc.
               Notes
               2.50% due 3/30/07.................   40,000    38,762
              NeighborCare, Inc.
               Guaranteed Sr. Sub. Notes
               6.88% due 11/15/13................  225,000   236,250
              Pfizer, Inc.
               Notes
               4.65% due 3/01/18.................   58,000    54,921
              Schering-Plough Co.
               Sr. Notes
               6.50% due 12/01/33................   58,000    64,893
              Wyeth
               Notes
               6.95% due 3/15/11.................   58,000    63,606
                                                            --------
                                                             581,807
                                                            --------
            Real Estate Companies -- 0.1%
              EOP Operating LP
               Notes
               8.38% due 3/15/06.................   70,000    72,781
                                                            --------
            Real Estate Investment Trusts -- 0.5%
              National Health Investors, Inc.
               Notes
               7.30% due 7/16/07.................  100,000   103,786
              Omega Healthcare Investors, Inc.
               Sr. Notes
               7.00% due 4/01/14.................   75,000    75,000
              Senior Housing Properties Trust
               Sr. Notes
               8.63% due 1/15/12.................  202,000   223,210
              Trustreet Properties, Inc.
               Sr. Notes
               7.50% due 4/01/15*................  225,000   223,875
                                                            --------
                                                             625,871
                                                            --------
            Restaurants -- 0.3%
              Denny's Holdings, Inc.
               Sr. Notes
               10.00% due 10/01/12*..............  250,000   263,750
              Sbarro, Inc.
               Sr. Notes
               11.00% due 9/15/09................  144,000   138,960
                                                            --------
                                                             402,710
                                                            --------


                                                   Principal  Value
                    Security Description           Amount**  (Note 2)
           ---------------------------------------------------------
           Retail -- 0.2%
             Federated Department Stores, Inc.
              Debentures
              6.90% due 4/01/29................... $ 52,000  $ 55,699
             Rent-Way, Inc.
              Sr. Notes
              11.88% due 6/15/10..................  175,000   193,813
             Wal Mart Stores, Inc.
              Notes
              4.00% due 1/15/10...................   29,000    28,224
                                                             --------
                                                              277,736
                                                             --------
           Retail Stores -- 0.4%
             Alderwoods Group, Inc.
              Sr. Notes
              7.75% due 9/15/12*..................   50,000    51,125
             Carriage Services, Inc.
              Notes
              7.88% due 1/15/15*..................  137,000   137,685
             Collins & Aikman Floor Cover
              Guaranteed Sr. Notes
              9.75% due 2/15/10...................   75,000    79,875
             General Nutrition Centers, Inc.
              Sr. Sub. Notes
              8.50% due 12/01/10..................   50,000    42,500
             Saks, Inc.
              Guaranteed Notes
              7.00% due 12/01/13..................   75,000    67,875
             Saks, Inc.
              Guaranteed Notes
              9.88% due 10/01/11..................  100,000   108,000
                                                             --------
                                                              487,060
                                                             --------
           Telecommunications -- 2.0%
             AirGate PCS, Inc.
              Sr. Sec. Notes
              9.38% due 9/01/09*..................  198,300   210,198
             Alaska Communications Holdings, Inc.
              Guaranteed Sr. Notes
              9.88% due 8/15/11...................   82,000    86,510
             Alltel Corp.
              Notes
              4.66% due 5/17/07...................   53,000    53,322
             American Cellular Corp., Series B
              Sr. Notes
              10.00% due 8/01/11..................  375,000   345,000
             AT&T Wireless Services, Inc.
              Sr. Notes
              7.35% due 3/01/06...................   94,000    96,919
             Cincinnati Bell, Inc.
              Notes
              7.25% due 6/15/23...................   25,000    24,000
             Cincinnati Bell, Inc.
              Sr. Sub. Notes
              8.38% due 1/15/14...................   25,000    24,625
             Citizens Communications Co.
              Debentures
              7.45% due 7/01/35...................  153,000   141,448

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                                   Principal    Value
                  Security Description             Amount**    (Note 2)
        ---------------------------------------------------------------
        BONDS & NOTES (continued)
        Telecommunications (continued)
          GTE Corp.
           Debentures
           6.94% due 4/15/28...................... $   56,000 $   60,567
          Intelsat, Ltd
           Sr. Disc. Notes
           9.25% due 2/01/15*(8)..................    150,000     94,875
          LCI International, Inc.
           Sr. Notes
           7.25% due 6/15/07......................  1,100,000  1,036,750
          Qwest Corp.
           Debentures
           7.13% due 11/15/43.....................    125,000    105,625
          Qwest Corp.
           Debentures
           7.25% due 10/15/35.....................    100,000     89,750
          Telecomunicaciones de Puerto Rico, Inc.
           Guaranteed Notes
           6.80% due 5/15/09......................     72,000     75,867
          Triton PCS, Inc.
           Guaranteed Sr. Sub. Notes
           9.38% due 2/01/11......................     30,000     21,225
          TSI Telecommunications Services, Inc.
           Guaranteed Sr. Sub. Notes
           12.75% due 2/01/09.....................     50,000     55,750
          US West Communications, Inc.
           Debentures
           7.50% due 6/15/23......................     25,000     23,125
          Valor Telecommunications
           Sr. Notes
           7.75% due 2/15/15*.....................    100,000     99,500
                                                              ----------
                                                               2,645,056
                                                              ----------
        Transportation -- 0.7%
          Burlington Northern Santa Fe Corp.
           Debentures
           8.13% due 4/15/20......................    162,000    204,501
          Norfolk Southern Corp.
           Debentures
           6.00% due 3/15/15......................    335,000    326,298
          Norfolk Southern Corp.
           Bonds
           9.00% due 3/01/21......................    168,000    226,292
          Petroleum Helicopters, Inc.
           Guaranteed Sr. Notes, Series B
           9.38% due 5/01/09......................     50,000     53,125
          Progress Rail Services Corp.
           Sr. Notes
           7.75% due 4/01/12*.....................    100,000    100,000
          Ryder Systems, Inc.
           Notes
           4.63% due 4/01/10......................     72,000     71,346
                                                              ----------
                                                                 981,562
                                                              ----------
        Utilities -- 2.7%
          AES Corp.
           Sr. Sub. Debentures
           8.88% due 11/01/27.....................    150,000    159,000


                                                 Principal   Value
                  Security Description           Amount**   (Note 2)
         ------------------------------------------------------------
         Utilities (continued)
           AES Drax Energy, Ltd.
            Sec. Notes
            11.50% due 8/30/10+(5).............. $725,000  $     3,625
           Carolina Power & Light Co.
            1st Mtg.
            5.15% due 4/01/15...................   36,000       35,817
           Cincinnati Bell Telephone Co.
            Guaranteed Notes
            7.18% due 12/15/23..................   50,000       50,000
           Cincinnati Bell Telephone Co.
            Guaranteed Notes
            7.20% due 11/29/23..................  225,000      225,000
           Duke Capital Corp., LLC
            Sr. Notes
            8.00% due 10/01/19..................   67,000       79,487
           Dynegy Holdings, Inc.
            Sr. Notes
            8.75% due 2/15/12...................  100,000       95,750
           El Paso Natural Gas Co.
            Sr. Notes
            7.63% due 8/01/10...................  100,000      104,861
           El Paso Natural Gas Co.
            Debentures
            8.63% due 1/15/22...................  325,000      369,080
           El Paso Production Holding Co.
            Guaranteed Sr. Notes
            7.75% due 6/01/13...................  325,000      329,062
           Ferrellgas L. P.
            Sr. Notes
            6.75% due 5/01/14...................  225,000      219,375
           Mirant Corp.
            Sr. Notes
            7.90% due 7/15/09+*(5)..............  975,000      777,562
           Pacific Energy Partners LP
            Sr. Notes
            7.13% due 6/15/14...................  125,000      129,375
           Reliant Energy, Inc.
            Sr. Sec. Notes
            6.75% due 12/15/14..................   50,000       46,625
           Reliant Resources, Inc.
            Notes
            9.50% due 7/15/13...................   50,000       54,375
           Sempra Energy
            Sr. Notes
            4.62% due 5/17/07...................   53,000       53,210
           Southern California Edison Co.
            Series 2004 G
            5.75% due 4/01/35...................  257,000      257,877
           Tiverton/Rumford Power Assoc., Ltd.
            Guaranteed Notes
            9.00% due 7/15/18*..................  124,172       93,129
           Transcontinental Gas Pipe Line Corp.
            Sr. Notes
            8.88% due 7/15/12...................   25,000       29,313
           Williams Cos, Inc.
            Notes
            7.88% due 9/01/21...................  400,000      436,000
                                                           -----------
                                                             3,548,523
                                                           -----------
         Total Bonds & Notes
            (cost $38,027,127)..................            37,894,723
                                                           -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                               Principal  Value
                   Security Description        Amount**  (Note 2)
              --------------------------------------------------
              CONVERTIBLE BONDS -- 0.8%
              Energy Services -- 0.0%
                Unisource Energy Corp.
                 Sr. Notes
                 4.50% due 3/01/35*........... $ 25,000  $ 26,250
                                                         --------
              Health Services -- 0.1%
                Genesis Healthcare Corp.
                 Sr. Sub. Debentures
                 2.50% due 3/15/25*...........   75,000    77,437
                                                         --------
              Leisure & Tourism -- 0.3%
                Six Flags, Inc.
                 Sr. Notes
                 4.50% due 5/15/15............  375,000   347,344
                                                         --------
              Pharmaceuticals -- 0.0%
                Elan Capital Corp.
                 Bonds
                 6.50% due 11/10/08...........   50,000    35,500
                                                         --------
              Utilities -- 0.4%
                Calpine Corp.
                 Sr. Notes
                 4.75% due 11/15/23...........  750,000   508,125
                                                         --------
              Total Convertible Bonds
                 (cost $1,125,216)............            994,656
                                                         --------
              FOREIGN BONDS & NOTES -- 32.7%
              Banks -- 0.1%
                HBOS Treasury Services, PLC
                 Notes
                 3.50% due 11/30/07*..........   88,000    86,189
                Skandinaviska Enskilda Banken
                 Sub. Notes
                 5.47% due 3/23/15*(2)........   72,000    72,024
                                                         --------
                                                          158,213
                                                         --------
              Broadcasting & Media -- 0.6%
                CF Cable TV, Inc.
                 Sr. Notes
                 9.13% due 7/15/07............   50,000    50,736
                Rogers Cable, Inc.
                 Sr. Sec. Priority Notes
                 6.25% due 6/15/13............   50,000    48,500
                Rogers Cable, Inc.
                 Bonds
                 8.75% due 5/01/32............   50,000    58,000
                Telenet Group Holding NV
                 Sr. Disc. Notes
                 11.50% due 6/15/14*(8).......  850,000   642,812
                                                         --------
                                                          800,048
                                                         --------
              Chemicals -- 0.5%
                Rhodia SA
                 Sr. Sub. Notes
                 8.88% due 6/01/11............  625,000   607,813
                                                         --------
              Conglomerate -- 0.0%
                Tyco International Group SA
                 Guaranteed Notes
                 7.00% due 6/15/28............   43,000    48,812
                                                         --------


                                                      Principal    Value
                Security Description                  Amount**    (Note 2)
     ---------------------------------------------------------------------
     Electronics -- 0.1%
       Magnachip Semiconductor SA
        Sr. Sec. Notes
        6.88% due 12/15/11*......................     $   50,000 $   50,500
       Magnachip Semiconductor SA
        Sr. Sub. Notes
        8.00% due 12/15/14*......................         50,000     51,125
       Stats ChipPAC, Ltd.
        Sr. Notes
        6.75% due 11/15/11*......................         75,000     70,875
                                                                 ----------
                                                                    172,500
                                                                 ----------
     Energy Services -- 0.3%
       ENI Coordination Center
        Guaranteed Notes
        5.25% due 12/27/07....................... GBP    205,000    388,319
                                                                 ----------
     Financial Services -- 0.3%
       AAC Group Holding Corp.
        Sr. Notes
        10.25% due 10/01/12*(8)..................        100,000     72,000
       Bluewater Finance, Ltd.
        Guaranteed Sr. Notes
        10.25% due 2/15/12.......................        175,000    189,875
       Deutsche Telekom International Finance BV
        Guaranteed Bonds
        8.75% due 6/14/30........................        132,000    172,636
                                                                 ----------
                                                                    434,511
                                                                 ----------
     Forest Products -- 0.5%
       Abitibi-Consolidated, Inc.
        Debentures
        8.55% due 8/01/10........................        150,000    152,250
       Abitibi-Consolidated, Inc.
        Debentures
        8.85% due 8/01/30........................         50,000     46,875
       Stora Enso Oyj
        Notes
        3.88% due 12/15/09....................... SEK  3,000,000    427,016
                                                                 ----------
                                                                    626,141
                                                                 ----------
     Government Agency -- 28.1%
       Argentina Republic
        Bonds
        3.01% due 8/03/05........................      1,590,000  1,337,189
       Argentina Republic
        Unsub. Notes
        12.00% due 6/19/31(5)....................        413,400    124,020
       Aries Vermogensverwaltungs GmbH
        Bonds
        9.60% due 10/25/14.......................        500,000    600,350
       Australia Commonwealth
        Bonds
        6.75% due 11/15/06....................... AUD  1,365,000  1,072,715
       Australia Commonwealth
        Bonds
        7.50% due 9/15/09........................ AUD  1,240,000  1,025,703
       Austria Republic
        Sr. Notes
        5.38% due 12/01/34*(6)................... CAD    475,000    393,641

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                               Principal    Value
                Security Description           Amount**    (Note 2)
            ---------------------------------------------
            FOREIGN BONDS & NOTES (continued)
            Government Agency (continued)
              Canadian Government
               Bonds
               4.25% due 9/01/08......... CAD   1,405,000 $1,186,904
              Canadian Government
               Bonds
               5.75% due 9/01/06......... CAD   1,110,000    951,139
              Colombia Republic
               Bonds
               12.00% due 10/22/15(6).... COP 912,000,000    366,404
              Deutsche Bundesrepublik
               Bonds
               5.63% due 1/04/28......... EUR     200,000    318,397
              Dutch Government
               Bonds
               5.25% due 7/15/08......... EUR     355,000    495,881
              Federal Republic of Brazil
               Notes
               3.13% due 4/15/05(7)......       1,301,481  1,221,830
              Federal Republic of Brazil
               Notes
               8.00% due 4/15/14.........         705,238    698,185
              Federal Republic of Brazil
               Notes
               8.00% due 4/15/14.........         807,744    799,667
              Federal Republic of Brazil
               Bonds
               8.88% due 4/15/24.........         145,000    137,533
              Federal Republic of Brazil
               Bonds
               10.13% due 5/15/27........         245,000    257,250
              Federal Republic of Brazil
               Notes
               10.25% due 6/17/13........         580,000    630,750
              Federal Republic of Brazil
               Bonds
               11.00% due 8/17/40........         915,000  1,018,395
              Federal Republic of Brazil
               Notes
               12.00% due 4/15/10........         150,000    175,500
              Federal Republic of Brazil
               Notes
               11.00% due 1/11/12........         600,000    678,000
              Government of Hungary
               Bonds
               9.25% due 10/12/07........ HUF  40,000,000    218,319
              Japan
               Bonds
               3.00% due 9/20/05......... JPY 105,000,000    992,574
              Kingdom of Denmark
               Bonds
               7.00% due 11/15/07........ DKK   5,170,000    997,682
              Kingdom of Sweden
               Bonds
               5.00% due 1/28/09......... SEK   3,200,000    485,596
              Kingdom of Sweden
               Bonds
               5.50% due 10/08/12........ SEK   4,245,000    678,633


                                              Principal    Value
                Security Description          Amount**    (Note 2)
            -------------------------------------------------------
            Government Agency (continued)
              Kingdom of Sweden
               Bonds
               6.75% due 5/05/14......... SEK  3,000,000    525,591
              Poland Republic
               Bonds
               6.00% due 5/24/09......... PLN  1,390,000    449,110
              Republic of Colombia
               Notes
               10.75% due 1/15/13........     $  470,000 $  525,225
              Republic of Greece
               Sr. Notes
               4.65% due 4/19/07......... EUR    300,000    404,896
              Republic of Greece
               Bonds
               5.25% due 5/18/12......... EUR    310,000    445,334
              Republic of Italy
               Bonds
               5.25% due 12/15/05........ EUR    695,000    919,249
              Republic of Italy
               Bonds
               5.25% due 11/01/29........ EUR    778,000  1,160,756
              Republic of Peru
               Bonds
               5.00% due 3/07/07(2)......        170,000    158,950
              Republic of Peru
               Guaranteed Global Bonds
               9.13% due 2/21/12.........        305,000    343,125
              Republic of Peru
               Notes
               9.88% due 2/06/15.........         75,000     86,625
              Republic of South Africa
               Notes
               6.50% due 6/02/14.........        230,000    241,500
              Republic of South Africa
               Bonds
               13.00% due 8/31/10........ ZAR  1,230,000    237,535
              Republic of Turkey
               Notes
               8.00% due 2/14/34.........         70,000     68,687
              Republic of Turkey
               Notes
               9.50% due 1/15/14.........        130,000    146,250
              Republic of Turkey
               Notes
               11.00% due 1/14/13........        280,000    338,800
              Republic of Turkey
               Bonds
               11.75% due 6/15/10........        170,000    205,062
              Republic of Turkey
               Sr. Bonds
               11.88% due 1/15/30........        380,000    504,450
              Republic of Uruguay
               Bonds
               7.50% due 3/15/15.........        225,000    205,875
              Republic of Venezuela
               Debentures
               3.63% due 6/20/05(7)......        142,850    142,136

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                              Principal    Value
                Security Description          Amount**    (Note 2)
            --------------------------------------------
            FOREIGN BONDS & NOTES (continued)
            Government Agency (continued)
              Republic of Venezuela
               Bonds
               8.50% due 10/08/14........     $  650,000 $  640,250
              Republic of Venezuela
               Bonds
               9.25% due 9/15/27.........        295,000    292,935
              Russia Federation
               Debentures
               3.00% due 5/14/11.........        400,000    334,760
              Russian Federation
               Debentures
               3.00% due 5/14/08.........        615,000    565,369
              Russian Federation
               Bonds
               7.50% due 3/31/07*(8).....        650,000    667,875
              Russian Federation
               Bonds
               7.50% due 3/31/07(8)......      2,650,000  2,714,925
              Russian Federation
               Bonds
               8.25% due 3/31/10.........        475,000    511,623
              Spanish Government
               Bonds
               5.15% due 7/30/09......... EUR    238,000    335,661
              Spanish Government
               Bonds
               6.15% due 1/31/13......... EUR    694,000  1,065,382
              Ukraine Republic
               Sr. Notes
               7.65% due 6/11/13.........        250,000    267,500
              Ukraine Republic
               Sr. Notes
               11.00% due 3/15/07........        186,675    200,302
              United Kingdom
               Bonds
               7.50% due 12/07/06........ GBP    510,000  1,007,527
              United Kingdom Treasury
               Bonds
               5.00% due 3/07/12......... GBP    690,000  1,328,179
              United Mexican States
               Notes
               5.88% due 1/15/14.........        200,000    198,500
              United Mexican States
               Notes
               6.38% due 1/16/13.........        185,000    191,937
              United Mexican States
               Notes
               6.63% due 3/03/15.........        560,000    583,520
              United Mexican States
               Notes
               7.50% due 1/14/12.........        220,000    242,880
              United Mexican States
               Notes
               7.50% due 4/08/33.........        400,000    424,000
              United Mexican States
               Bonds
               8.00% due 12/24/08........ MXN  8,851,000    740,644
              United Mexican States
               Bonds
               8.13% due 12/30/19........        445,000    509,970


                                                 Principal    Value
               Security Description              Amount**    (Note 2)
        --------------------------------------------------------------
        Government Agency (continued)
          United Mexican States
           Bonds
           8.30% due 8/15/31...............     $   325,000 $   372,125
          United Mexican States
           Bonds
           9.00% due 12/24/09.............. MXN   4,350,000     372,610
                                                            -----------
                                                             37,539,887
                                                            -----------
        Household & Personal Products -- 0.1%
          Vitro Envases Norteamerica SA
           Sr. Sec. Notes
           10.75% due 7/23/11*.............         150,000     153,000
                                                            -----------
        Insurance -- 0.1%
          Fairfax Financial Holdings, Ltd.
           Notes
           8.25% due 10/01/15..............         175,000     169,750
                                                            -----------
        Leisure & Tourism -- 0.1%
          Grupo Posadas SA De CV
           Sr. Notes
           8.75% due 10/04/11*.............         175,000     186,375
                                                            -----------
        Metals & Mining -- 0.1%
          Noranda, Inc.
           Notes
           6.00% due 10/15/15..............          91,000      93,311
                                                            -----------
        Pharmaceuticals -- 0.8%
          Abbott Japan Co. Ltd.
           Guaranteed Bonds
           1.05% due 11/06/08.............. JPY  76,000,000     721,055
          Elan Finance, PLC
           Sr. Notes
           6.49% due 5/15/05*(7)...........         150,000     112,500
          Elan Finance, PLC
           Sr. Notes
           7.75% due 11/15/11*.............         250,000     186,875
                                                            -----------
                                                              1,020,430
                                                            -----------
        Retail Stores -- 0.2%
          Jean Coutu Group PJC, Inc.
           Sr. Sub. Notes
           8.50% due 8/01/14...............         150,000     145,688
          Jostens Holding Corp.
           Sr. Disc. Notes
           10.25% due 12/01/13(8)..........         190,000     138,700
                                                            -----------
                                                                284,388
                                                            -----------
        Telecommunications -- 0.2%
          Empresa Brasileira De Telcom
           Guaranteed Sr. Notes, Series B
           11.00% due 12/15/08.............          25,000      27,625
          Intelsat, Bermuda Ltd
           Sr. Notes
           8.63% due 1/15/15*..............         175,000     178,500
          Telecom Italia Capital SA
           Guaranteed Sr. Notes
           4.00% due 1/15/10*..............          74,000      70,745
                                                            -----------
                                                                276,870
                                                            -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                                Principal    Value
                  Security Description          Amount**    (Note 2)
          -----------------------------------------------------------
          FOREIGN BONDS & NOTES (continued)
          Utilities -- 0.6%
            Calpine Canada Energy Finance, ULC
             Guaranteed Sr. Notes
             8.50% due 5/01/08................. $  350,000 $   248,500
            Chivor SA
             Notes
             9.75% due 12/30/14*...............    100,000     102,000
            Cia de Saneamento Basico do
             Estado de Sao Paulo
             Notes
             12.00% due 6/20/08*...............     75,000      82,875
            Scottish Power, PLC
             Notes
             5.38% due 3/15/15.................     72,000      71,828
            Scottish Power, PLC
             Bonds
             5.81% due 3/15/25.................    340,000     336,976
                                                           -----------
                                                               842,179
                                                           -----------
          Total Foreign Bonds & Notes
             (cost $42,340,442)................             43,802,547
                                                           -----------
          U.S. GOVERNMENT OBLIGATIONS -- 7.9%
          U.S Treasury Bonds -- 2.0%
            5.38% due 2/15/31..................  2,399,000   2,614,629
                                                           -----------
          U.S. Treasury Notes -- 5.9%
            2.00% due 8/31/05..................  7,478,000   7,446,450
            3.13% due 1/31/07..................     67,000      66,241
            3.50% due 2/15/10..................    196,000     190,235
            3.63% due 1/15/10..................     53,000      51,731
            4.00% due 2/15/15..................     98,000      94,157
                                                           -----------
                                                             7,848,814
                                                           -----------
          Total U.S. Government Obligations
             (cost $10,428,417)................             10,463,443
                                                           -----------
          U.S. GOVERNMENT AGENCY -- 11.9%
          Federal Home Loan Mortgage Corporation -- 4.2%
            3.75% due 3/03/08..................    310,000     307,233
            4.50% due 2/01/20..................    298,786     292,752
            5.00% due 9/01/18..................    796,322     797,615
            5.00% due 5/01/34..................  1,123,173   1,099,665
            5.00% due 2/01/35..................  2,691,188   2,634,861
            6.00% due 12/01/31.................    393,575     403,346
            6.50% due 5/01/29..................     15,918      16,569
            7.00% due 6/01/29..................     25,794      27,198
            8.50% due 5/01/08..................     35,507      37,147
            10.00% due 5/15/20(4)..............     33,111      33,099
            11.57% due 6/15/21(3)(4)...........     21,614         417
                                                           -----------
                                                             5,649,902
                                                           -----------
          Federal National Mortgage Association -- 7.6%
            0.45% due 10/17/36(2)(3)(4)........  3,518,596      47,458
            0.54% due 3/17/20(2)(3)(4).........  1,222,306      10,173
            0.84% due 6/25/38(2)(3)(4).........  3,312,351     144,511
            1.32% due 2/25/35(2)(3)(4).........  1,782,376      63,491
            4.50% due 6/01/19..................    727,056     711,488
            4.50% due 2/01/35..................    349,197     331,584
            5.00% due 6/01/19..................    691,942     691,920
            5.50% due 3/01/18..................  1,020,000   1,040,483
            5.50% due 7/01/19..................    664,888     678,047

                                                Principal
                                                Amount**       Value
                 Security Description            /Shares      (Note 2)
           ------------------------------------------------------------
           Federal National Mortgage Association (continued)
             5.50% due 1/01/29................. $   13,238   $    13,331
             5.50% due 6/01/29.................    200,525       201,693
             5.50% due 6/01/34.................  1,838,490     1,842,416
             5.50% due 3/01/35.................    793,851       795,596
             6.00% due 2/01/32.................    189,382       193,825
             6.00% due 5/01/34.................     38,433        39,294
             6.00% due 10/01/34................    970,623       992,367
             6.00% TBA due Dec.................  1,020,000     1,042,312
             6.50% due 4/01/34.................    624,977       648,872
             6.50% due 2/01/35.................    399,662       414,920
             7.50% due 1/01/30.................     20,683        22,145
             7.50% due 9/01/30.................      5,064         5,419
             8.00% due 11/01/28................     45,638        49,177
             8.80% due 1/25/19(4)..............     63,805        68,622
             10.40% due 4/25/19(4).............     11,938        13,171
             13.00% due 11/15/15...............     12,943        14,515
                                                             -----------
                                                              10,076,830
                                                             -----------
           Government National Mortgage Association -- 0.1%
             7.50% due 7/15/27.................     31,761        34,127
             7.50% due 10/15/27................    130,172       139,867
                                                             -----------
                                                                 173,994
                                                             -----------
           Total U.S. Government Agency
              (cost $16,303,151)...............               15,900,726
                                                             -----------
           COMMON STOCK -- 3.9%
           Broadcasting & Media -- 0.0%
             Ono Finance, PLC*(6)..............        100             0
                                                             -----------
           Energy Services -- 0.3%
             Trico Marine Services, Inc.+......     20,000       425,000
                                                             -----------
           Entertainment Products -- 0.0%
             Magna Entertainment Corp.+........      7,300        44,822
                                                             -----------
           Leisure & Tourism -- 0.3%
             Aztar Corp.+......................      2,200        62,832
             Boyd Gaming Corp..................      2,900       151,235
             Isle Capri Casinos, Inc.+.........      2,300        61,042
             MGM Mirage, Inc.+.................      2,075       146,952
                                                             -----------
                                                                 422,061
                                                             -----------
           Machinery -- 0.1%
             NES Rentals Holding, Inc.+........     19,435       193,961
                                                             -----------
           Real Estate Investment Trusts -- 0.2%
             Meristar Hospitality Corp.+.......     31,820       222,740
             National Health Investors, Inc....      4,100       106,518
                                                             -----------
                                                                 329,258
                                                             -----------
           Telecommunications -- 3.0%
             Alamosa Holdings, Inc.+...........     24,721       288,494
             Dobson Communications Corp.+......        270           545
             IMPSAT Fiber Networks, Inc.+......      4,019        25,722
             iPCS, Inc.+.......................     59,130     1,957,203
             IWO Holdings, Inc.+...............     50,781     1,574,211
             Telewest Global, Inc.+............      6,202       110,334
                                                             -----------
                                                               3,956,509
                                                             -----------
           Total Common Stock
              (cost $2,974,729)................                5,371,611
                                                             -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                                                  Value
                  Security Description                 Shares    (Note 2)
     ---------------------------------------------------------------------
     PREFERRED STOCK -- 0.7%
     Broadcasting & Media -- 0.2%
       Paxson Communications Corp. 14.25%(11)........        35     238,875
                                                                -----------
     Financial Services -- 0.4%
       Merrill Lynch & Co., Inc. 3.65%...............     4,321     107,463
       General Electric Capital Corp. 4.50%(14)......    16,000     360,000
       TCR Holdings, Class B(6)......................       570           6
       TCR Holdings, Class C(6)......................       314           3
       TCR Holdings, Class D(6)......................       827           8
       TCR Holdings, Class E(6)......................     1,711          17
                                                                -----------
                                                                    467,497
                                                                -----------
     Retail Stores -- 0.1%
       GNC Corp. 12.00%(11)..........................       100      80,000
       Rent-Way, Inc.(6)(13).........................         4      48,658
                                                                -----------
                                                                    128,658
                                                                -----------
     Telecommunications -- 0.0%
       Dobson Communications Corp. 13.00%............        25      17,500
                                                                -----------
     Total Preferred Stock
        (cost $955,672)..............................               852,530
                                                                -----------
     RIGHTS -- 0.1%
     Government Agency -- 0.1%
       United Mexico States VRR -- Class C(6)........ 1,400,000      18,900
       United Mexico States VRR -- Class D(6)........ 1,400,000      34,300
       United Mexico States VRR -- Class E(6)........ 1,400,000      30,100
                                                                -----------
                                                                     83,300
                                                                -----------
     Total Rights
        (cost $0)....................................                83,300
                                                                -----------
     WARRANTS+ -- 0.0%
     Broadcasting & Media -- 0.0%
       Knology Holdings, Inc. Expires
        10/22/07* (strike price $0.10)(6)(9).........     1,500         375
                                                                -----------
     Telecommunications -- 0.0%
       GT Group Telecom, Inc. Expires
        02/01/10* (strike price $0.00)(6)(9).........       150           2
       Leap Wireless International, Inc. Expires
        04/15/10* (strike price $96.80)(6)(9)........       500           0
       Leap Wireless, Inc. Expires 04/15/10* (strike
        price $96.80)(6)(9)..........................       350           0
                                                                -----------
                                                                          2
                                                                -----------
     Total Warrants
        (cost $10,031)...............................                   377
                                                                -----------
     Total Long-Term Investment Securities
        (cost $114,818,539)..........................           118,243,283
                                                                -----------
     SHORT-TERM INVESTMENT SECURITIES -- 5.7%
       Time Deposit with State Street Bank &
        Trust Co. 1.30% due 04/01/05(16)............. 1,538,000   1,538,000
       Time Deposit with State Street Bank &
        Trust Co. 2.25% due 04/01/05(16)............. 6,096,000   6,096,000
                                                                -----------
     Total Short-term Securities
        (cost $7,634,000)............................             7,634,000
                                                                -----------


                                               Principal      Value
               Security Description            Amount**      (Note 2)
       ----------------------------------------------------------------
       REPURCHASE AGREEMENT -- 1.9%
         State Street Bank & Trust Co. Joint
          Repurchase Agreement(15)(16)....... $ 2,465,000  $  2,465,000
                                                           ------------
       TOTAL INVESTMENTS --
          (cost $124,917,539)@...............        96.2%  128,342,283
       Other assets less liabilities.........         3.8%    5,053,829
                                              -----------  ------------
       NET ASSETS --                                100.0% $133,396,112
                                              ===========  ============
       U.S. GOVERNMENT AGENCIES SOLD SHORT -- (1.5%)
       Federal Home Loan Mortgage Corporation -- (1.5%)
         5.00% TBA due Dec.
          (proceeds $2,043,891)..............  (2,100,000)   (2,054,062)
                                                           ------------

--------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of these securities was $10,711,133 representing 8.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**   In United States dollars unless otherwise indicated
             AUD --Australian Dollar    HUF --Hungarian Forint
             CAD --Canadian Dollar      JPY --Japanese Yen
             COP --Columbian Peso       MXN --Mexican Peso
             DKK --Danish Krone         PLN --Polish Zloty
             EUR --Euro                 SEK --Swedish Krona
             GBP --Pound Sterling       ZAR --South African Rand
@    See Note 5 for cost of investments on a tax basis.
(1)  Commercial Mortgage-Backed Security
(2) Variable rate security -- the rate reflected is as of March 31, 2005; maturity date reflects next reset date.
(3)  Interest only
(4)  Collateralized Mortgage Obligation
(5)  Bond in default.
(6)  Fair valued security; see Note 1.
(7) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2005.
(8) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(9)  Illiquid Security.
(10) Bond in default and company has filed Chapter 11 subsequent to March 31, 2005.
(11) PIK ("Payment in Kind") Security. Payment made with additional securities in lieu of cash.
(12) Security is subject to litigation, the outcome of which is still to be determined.
(13) To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)

     generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2005, the Strategic Bond Fund held the following restricted securities:

                               Acquisition        Acquisition Market     % of
Name                              Date     Shares    Cost     Value   Net Assets
----                           ----------- ------ ----------- ------- ----------
Rent-Way Preferred Stock...... 05/29/2003    3      $25,000   $34,756    0.03%
Rent-Way Preferred Stock...... 05/19/2004    1      $10,000   $13,902    0.01%
                                                              -------    ----
                                                              $48,658    0.04%
                                                              =======    ====

(14) Security is a "step-up" preferred stock where the dividend rate increases or steps up at a predetermined rate. The rate reflected is as of March 31, 2005.
(15) See Note 2 for details of Joint Repurchase Agreement.
(16) The security or a portion thereof represents collateral for TBAs.

TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

VRR -- Value Recovery Right
Open Forward Foreign Currency Contracts

                                                              Gross
                                                            Unrealized
               Contract               In        Delivery   Appreciation
              to Deliver         Exchange For     Date    (Depreciation)
       ----------------------------
       CAD*           2,710,000  USD 2,186,101 05/04/2005    $(54,733)
       USD            2,199,675  CAD 2,710,000 05/04/2005      41,159
                                                             --------
            Net Unrealized Appreciation (Depreciation)...    $(13,574)
                                                             ========

--------
* Represents open forward currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

CAD -- CanadianDollar
USD -- UnitedStates Dollar

See Notes to Financial Statements

        SunAmerica High Yield Bond Fund
        PORTFOLIO PROFILE -- March 31, 2005 -- (unaudited)

Industry Allocation*

                 Telecommunications...................... 15.7%
                 Broadcasting & Media.................... 12.1%
                 Leisure & Tourism....................... 11.8%
                 Utilities............................... 10.9%
                 Financial Services...................... 10.4%
                 Energy Sources..........................  7.3%
                 Chemicals...............................  3.9%
                 Forest Products.........................  3.5%
                 Real Estate Investment Trusts...........  2.4%
                 Retail Stores...........................  2.3%
                 Energy Services.........................  2.2%
                 Business Services.......................  2.1%
                 Food, Beverage & Tobacco................  1.9%
                 Health Services.........................  1.9%
                 Pharmaceuticals.........................  1.8%
                 Metals & Mining.........................  1.6%
                 Machinery...............................  1.1%
                 Communication Equipment.................  1.0%
                 Medical Products........................  1.0%
                 Insurance...............................  0.9%
                 Electronics.............................  0.8%
                 Household & Personal Products...........  0.7%
                 Retail..................................  0.5%
                 Restaurants.............................  0.4%
                 Aerospace & Military Technology.........  0.3%
                 Automotive..............................  0.3%
                 Transportation..........................  0.3%
                 Internet Content........................  0.2%
                 Apparel & Textiles......................  0.1%
                 Computers & Business Equipment..........  0.1%
                 Entertainment Products..................  0.1%
                                                          ----
                                                          99.5%
                                                          ====

Credit Quality+#

                BBB.....................................   1.7%
                BB......................................  12.3%
                B.......................................  39.1%
                CCC.....................................  26.4%
                CC......................................   0.7%
                C.......................................   0.6%
                Not Rated@..............................  19.2%
                                                         -----
                                                         100.0%
                                                         =====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.
+  Source: Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                                 Principal    Value
                  Security Description            Amount     (Note 2)
         -------------------------------------------------------------
         BONDS & NOTES -- 74.4%
         Aerospace & Military Technology -- 0.3%
           DeCrane Aircraft Holdings
            Guaranteed Sr. Sub. Notes, Series B
            12.00% due 9/30/08.................. $1,700,000 $1,071,000
                                                            ----------
         Apparel & Textiles -- 0.1%
           Warnaco, Inc.
            Sr. Notes
            8.88% due 6/15/13...................    350,000    375,375
                                                            ----------
         Automotive -- 0.3%
           Diamond Triumph Auto Glass, Inc.
            Guaranteed Sr. Sub. Notes
            9.25% due 4/01/08(1)(9).............    820,000    574,000
           Exide Corp.
            Term Loan
            10.00% due 4/15/05+(1)(9)...........  1,650,000          0
           Stanadyne Corp.
            Sr. Sub. Notes
            10.00% due 8/15/14..................    250,000    257,500
                                                            ----------
                                                               831,500
                                                            ----------
         Broadcasting & Media -- 9.6%
           Adelphia Communications Corp.
            Sr. Notes
            10.25% due 6/15/11+(2)(3)...........  2,100,000  1,937,250
           Affinity Group, Inc.
            Sr. Sub. Notes
            9.00% due 2/15/12...................    975,000  1,023,750
           AMC Entertainment, Inc.
            Sr. Sub. Notes
            8.00% due 3/01/14...................     50,000     47,750
           Charter Communications Holdings, LLC
            Sr. Notes
            9.63% due 11/15/09..................  2,525,000  1,975,813
           Charter Communications Holdings, LLC
            Sr. Disc. Notes
            9.92% due 4/01/11(4)................  3,375,000  2,590,312
           Charter Communications Holdings, LLC
            Sr. Notes
            10.00% due 5/15/11..................    450,000    345,375
           Charter Communications Holdings, LLC
            Sr. Notes
            10.25% due 1/15/10..................    375,000    300,938
           Charter Communications Holdings, LLC
            Sr. Notes
            10.75% due 10/01/09.................  2,075,000  1,701,500
           Charter Communications Holdings, LLC
            Sr. Notes
            11.13% due 1/15/11..................  4,875,000  3,936,562
           Coleman Cable, Inc.
            Sr. Notes
            9.88% due 10/01/12*.................    450,000    459,000
           Fisher Communications, Inc.
            Sr. Notes
            8.63% due 9/15/14...................  1,150,000  1,239,125
           Haights Cross Operating Co.
            Guaranteed Sr. Notes
            11.75% due 8/15/11..................    775,000    869,938
           Insight Communications Co., Inc.
            Sr. Disc. Notes
            12.25% due 2/15/11(4)...............  3,875,000  3,855,625


                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
    ----------------------------------------------------------------------
    Broadcasting & Media (continued)
      Liberty Media Corp.
       Sr. Notes
       5.70% due 5/15/13............................ $2,800,000 $ 2,639,084
      Ono Finance, PLC
       Sub. Debenture
       zero coupon due 5/31/09*(1)(9)(12)...........        500           0
      Paxson Communications Corp.
       Guaranteed Sr. Sub. Notes
       12.25% due 1/15/09(4)........................  3,350,000   3,115,500
      Sinclair Broadcast Group, Inc.
       Sr. Sub. Notes
       8.00% due 3/15/12............................    650,000     663,000
      Telex Communications, Inc.
       Sec. Notes
       11.50% due 10/15/08..........................    300,000     328,500
      Young Broadcasting, Inc.
       Guaranteed Sr. Sub. Notes
       8.75% due 1/15/14............................  1,050,000     994,875
      Young Broadcasting, Inc.
       Guaranteed Sr. Sub. Notes
       10.00% due 3/01/11(5)........................  2,300,000   2,351,750
                                                                -----------
                                                                 30,375,647
                                                                -----------
    Business Services -- 2.1%
      Davita, Inc.
       Sr. Sub. Notes
       7.25% due 3/15/15*...........................    825,000     808,500
      Di Finance Subordinated, LLC Division Capital
       Corp.
       Sr. Sub. Notes
       9.50% due 2/15/13*...........................    825,000     801,281
      Mobile Mini, Inc.
       Sr. Notes
       9.50% due 7/01/13............................    575,000     646,875
      Monitronics International, Inc.
       Sr. Sub. Notes
       11.75% due 9/01/10...........................  1,950,000   2,076,750
      Seitel, Inc.
       Sr. Notes
       11.75% due 7/15/11...........................  1,750,000   1,968,750
      Service Corp. International
       Sr. Notes
       6.75% due 4/01/16............................    400,000     384,000
                                                                -----------
                                                                  6,686,156
                                                                -----------
    Chemicals -- 2.3%
      Equistar Chemicals LP
       Sr. Notes
       10.63% due 5/01/11...........................  1,225,000   1,375,063
      Foamex LP/Foamex Capital Corp.
       Guaranteed Sr. Sec. Notes
       10.75% due 4/01/09...........................    350,000     308,000
      Huntsman International, LLC
       Sr. Sub. Notes
       7.38% due 1/01/15*...........................    685,000     681,575
      Huntsman, LLC
       Sr. Note
       11.50% due 7/15/12*..........................     82,000      95,940

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                                 Principal    Value
                   Security Description           Amount     (Note 2)
          ------------------------------------------------------------
          BONDS & NOTES (continued)
          Chemicals (continued)
            Lyondell Chemical Co.
             Guaranteed Sr. Sec. Notes
             9.50% due 12/15/08................. $2,175,000 $2,327,250
            Phosphate Resource Partners LP
             Sr. Notes
             7.00% due 2/15/08..................    725,000    746,750
            Rockwood Specialties Group
             Sub. Notes
             7.50% due 11/15/14*................    925,000    925,000
            Rockwood Specialties, Inc.
             Sr. Sub. Notes
             10.63% due 5/15/11.................    400,000    444,000
            Westlake Chemical Corp.
             Sr. Notes
             8.75% due 7/15/11..................    471,000    515,156
                                                            ----------
                                                             7,418,734
                                                            ----------
          Communication Equipment -- 1.0%
            Rural Cellular Corp.
             Sr. Sub. Notes
             9.63% due 5/15/08..................  1,550,000  1,480,250
            Rural Cellular Corp.
             Sr. Sub. Notes
             9.75% due 1/15/10..................  1,875,000  1,715,625
                                                            ----------
                                                             3,195,875
                                                            ----------
          Computers & Business Equipment -- 0.1%
            Activant Solutions, Inc.
             Sr. Notes
             9.09% due 6/30/05*(6)..............    225,000    229,500
                                                            ----------
          Electronics -- 0.5%
            Freescale Semiconductor, Inc.
             Sr. Notes
             7.13% due 7/15/14..................    875,000    914,375
            Sanmina-SCI Corp.
             Sub. Notes
             6.75% due 3/01/13*.................    625,000    585,938
                                                            ----------
                                                             1,500,313
                                                            ----------
          Energy Services -- 1.0%
            Frontier Oil Corp.
             Sr. Notes
             6.63% due 10/01/11.................    400,000    398,000
            Hanover Compressor Co.
             Sub. Notes
             zero coupon due 3/31/07(12)........    300,000    264,000
            Oslo Seismic Services, Inc.
             1st Mtg. Notes
             8.28% due 6/01/11..................  1,910,344  2,016,848
            Pride International, Inc.
             Sr. Notes
             7.38% due 7/15/14..................    350,000    371,000
                                                            ----------
                                                             3,049,848
                                                            ----------
          Energy Sources -- 7.2%
            Belden & Blake Corp.
             Sr. Sec. Notes
             8.75% due 7/15/12..................    450,000    446,625


                                                     Principal    Value
                  Security Description                Amount     (Note 2)
     ---------------------------------------------------------------------
     Energy Sources (continued)
       Calpine Corp. 2nd Priority
        Sr. Sec. Notes
        8.75% due 7/15/13*.......................... $7,055,000 $ 5,326,525
       Chesapeake Energy Corp.
        Sr. Notes
        6.88% due 1/15/16...........................    275,000     277,750
       Chesapeake Energy Corp.
        Guaranteed Sr. Notes
        7.75% due 1/15/15...........................    150,000     158,625
       Chesapeake Energy Corp.
        Guaranteed Sr. Notes
        9.00% due 8/15/12...........................    175,000     193,156
       Citgo Petroleum Corp.
        Sr. Notes
        6.00% due 10/15/11..........................    550,000     543,125
       Colorado Interstate Gas Co.
        Debentures
        6.85% due 6/15/37...........................  1,000,000   1,014,739
       Encore Acquisition Co.
        Sr. Sub. Notes
        6.25% due 4/15/14...........................    300,000     300,000
       Encore Acquisition Co.
        Guaranteed Sr. Notes
        8.38% due 6/15/12...........................    550,000     594,000
       EXCO Resources, Inc.
        Guaranteed Notes
        7.25% due 1/15/11...........................    475,000     482,125
       KCS Energy, Inc.
        Sr. Notes
        7.13% due 4/01/12...........................    375,000     378,750
       Mission Energy Holding Co.
        Sr. Sec. Notes
        13.50% due 7/15/08..........................  9,100,000  10,920,000
       Roseton Danskammer
        Guaranteed Pass-Thru Certificates, Series B
        7.67% due 11/08/16..........................  2,575,000   2,369,000
                                                                -----------
                                                                 23,004,420
                                                                -----------
     Financial Services -- 9.8%
       Affinity Group, Inc.
        Sr. Sub. Notes
        10.00% due 2/15/15*.........................    950,000     988,000
       Arch Western Finance LLC
        Sr. Notes
        6.75% due 7/01/13...........................    900,000     904,500
       Bear Island Paper Co., LLC
        Sr. Notes, Series B
        10.00% due 12/01/07.........................  1,950,000   1,971,937
       Borden United States Finance Corp.
        Sr. Sec. Notes
        9.00% due 7/15/14*..........................    800,000     864,000
       Chukchansi Economic Development Authority
        Sr. Notes
        14.50% due 6/15/09*.........................  3,225,000   3,966,750
       Consolidated Communications Holdings
        Sr. Notes
        9.75% due 4/01/12*..........................  1,400,000   1,484,000

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                               Principal    Value
                 Security Description           Amount     (Note 2)
          ----------------------------------------------------------
          BONDS & NOTES (continued)
          Financial Services (continued)
            ESI Tractebel Acquisition Corp.
             Guaranteed Bonds
             7.99% due 12/30/11.............. $   781,000 $   828,443
            H & E Equipment Services, LLC
             Guaranteed Sr. Sec. Notes
             11.13% due 6/15/12..............     950,000   1,068,750
            Hilcorp Finance Co.
             Sr. Notes
             10.50% due 9/01/10*.............   2,000,000   2,220,000
            Huntsman Advanced Materials, LLC
             Sr. Sec. Notes
             11.00% due 7/15/10*.............   1,175,000   1,348,313
            iPCS, Inc.
             14.00% due 7/15/10*+(1)(2)(9)...  11,825,000           0
            MedCath Holdings Corp.
             Sr. Notes
             9.88% due 7/15/12...............     950,000   1,021,250
            Muzak, LLC/ Muzak Finance Corp.
             Guaranteed Sr. Sub. Notes
             9.88% due 3/15/09...............     525,000     236,250
            Nexstar Finance Holdings, LLC
             Sr. Disc. Notes
             11.38% due 4/01/13(4)...........   2,675,000   2,099,875
            NGC Corp. Capital Trust I
             Guaranteed Sub. Notes, Series B
             8.32% due 6/01/27...............   7,325,000   5,786,750
            PCA, LLC
             Sr. Notes
             11.88% due 8/01/09..............   2,000,000   1,680,000
            Px Escrow Corp.
             Sr. Disc. Notes
             9.63% due 2/01/06(4)............   2,175,000   2,109,750
            Terra Capital, Inc.
             Guaranteed Sr. Sec. Notes
             11.50% due 6/01/10..............   1,121,000   1,289,150
            Terra Capital, Inc.
             Guaranteed Sr. Sec. Notes
             12.88% due 10/15/08.............   1,125,000   1,333,125
                                                          -----------
                                                           31,200,843
                                                          -----------
          Food, Beverage & Tobacco -- 1.9%
            North Atlantic Holding Co., Inc.
             Sr. Disc. Notes
             12.25% due 3/01/14(4)...........   2,050,000     389,500
            North Atlantic Trading, Inc.
             Sr. Notes
             9.25% due 3/01/12...............   1,400,000   1,050,000
            Stater Brothers Holdings, Inc.
             Sr. Notes
             8.13% due 6/15/12...............   1,425,000   1,375,125
            Wornick Co.
             Sr. Sec. Notes
             10.88% due 7/15/11..............   3,025,000   3,161,125
                                                          -----------
                                                            5,975,750
                                                          -----------
          Forest Products -- 2.9%
            Boise Cascade LLC
             Sr. Notes
             5.54% due 4/15/05*(6)...........   2,450,000   2,499,000


                                                 Principal    Value
                  Security Description            Amount     (Note 2)
          -----------------------------------------------------------
          Forest Products (continued)
            Constar International, Inc.
             Notes
             6.17% due 5/16/05*(6).............. $  425,000 $  425,000
            Constar International, Inc.
             Sr. Sub. Notes
             11.00% due 12/01/12................    321,000    321,000
            Crown Cork & Seal Co., Inc.
             Debentures
             8.00% due 4/15/23..................  1,750,000  1,688,750
            FiberMark, Inc.
             Sr. Notes
             10.75% due 4/15/11+(2).............    750,000    547,500
            Pliant Corp.
             Sr. Sub. Notes
             13.00% due 6/01/10.................  1,675,000  1,415,375
            Speciality Paperboard, Inc.
             Sr. Notes
             9.38% due 10/15/06+(2).............  3,275,000  2,349,812
                                                            ----------
                                                             9,246,437
                                                            ----------
          Health Services -- 1.7%
            Community Health Systems, Inc.
             Sr. Sub. Notes
             6.50% due 12/15/12*................    750,000    731,250
            Concentra Operating Corp.
             Sr. Sub. Notes
             9.13% due 6/01/12..................    375,000    397,500
            Pediatric Services Of America, Inc.
             Guaranteed Sr. Sub. Notes
             10.00% due 4/15/08(1)..............    200,000    202,000
            Psychiatric Solutions, Inc.
             Sr. Sub. Notes
             10.63% due 6/15/13.................    433,000    480,630
            Team Health, Inc.
             Sr. Sub. Notes
             9.00% due 4/01/12..................  1,500,000  1,466,250
            Tenet Healthcare Corp.
             Sr. Notes
             6.50% due 6/01/12..................  1,025,000    943,000
            Tenet Healthcare Corp.
             Sr. Notes
             9.25% due 2/01/15*.................    750,000    748,125
            Triad Hospitals, Inc.
             Sr. Sub. Notes
             7.00% due 11/15/13.................    575,000    564,937
                                                            ----------
                                                             5,533,692
                                                            ----------
          Household & Personal Products -- 0.1%
            Revlon Consumer Products Corp.
             Sr. Sub. Notes
             8.63% due 2/01/08..................    475,000    438,188
                                                            ----------
          Insurance -- 0.3%
            Crum & Forster Holdings Corp.
             Sr. Notes
             10.38% due 6/15/13.................    775,000    868,000
                                                            ----------
          Internet Content -- 0.2%
            Spheris, Inc.
             Sr. Sub. Notes
             11.00% due 12/15/12*...............    475,000    484,500
                                                            ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
    ----------------------------------------------------------------------
    BONDS & NOTES (continued)
    Leisure & Tourism -- 8.7%
      American Airlines, Inc.
       Pass-Thru Certificates, Series
       2001-1, Class A2
       6.82% due 5/23/11............................. $2,150,000 $1,998,499
      American Airlines, Inc.
       Pass Through Certificate Series 1991 Class B1
       9.71% due 1/30/07*(9).........................    533,434    490,760
      Atlas Air, Inc.
       Pass-Thru Certificates, Series
       1999-1, Class A-2
       6.88% due 7/02/09.............................  2,761,936  2,653,576
      Atlas Air, Inc.
       Pass-Thru Certificates, Series
       1999-1, Class A-1
       7.20% due 1/02/19.............................    645,195    640,550
      Atlas Air, Inc.
       Pass-Thru Certificates, Series
       1999-1, Class B
       7.63% due 1/02/15.............................  5,437,354  4,406,389
      Atlas Air, Inc.
       Pass-Thru Certificates, Series 2000-1
       8.71% due 1/02/19.............................  2,781,331  2,854,035
      Atlas Air, Inc.
       Pass-Thru Certificates, Series
       1999-1, Class C
       8.77% due 1/02/11(2)..........................    574,341    303,551
      Atlas Air, Inc.
       Pass-Thru Certificates Series
       2000-1, Class B
       9.06% due 7/02/17.............................  1,084,465    994,031
      Continental Airlines, Inc.
       Pass-Thru Certificates, Series
       1999-1, Class C
       6.95% due 8/02/09.............................    664,660    545,981
      Continental Airlines, Inc.
       Pass-Thru Certificates, Series
       1999-2, Class C1
       7.73% due 3/15/11.............................    340,319    250,147
      Delta Airlines, Inc.
       Pass-Thru Certificate Series
       2000 1 Class 2A
       7.57% due 5/18/12.............................  2,350,000  2,190,461
      Delta Airlines, Inc.
       Notes
       7.90% due 12/15/09............................  1,100,000    423,500
      Delta Airlines, Inc.
       Sr. Notes
       9.50% due 11/18/08*...........................    900,000    738,000
      Delta Airlines, Inc.
       Sr. Notes
       10.00% due 8/15/08............................  3,175,000  1,397,000
      Hollywood Casino Shreveport Capital Corp.
       Guaranteed Sr. Sec. Notes
       13.00% due 8/01/06+(2)........................  2,311,000  1,906,575
      Leslie's Poolmart, Inc.
       Sr. Notes
       7.75% due 2/01/13*............................    300,000    303,000
      Riviera Holdings Corp.
       Guaranteed Sr. Notes
       11.00% due 6/15/10............................    800,000    884,000


                                                Principal    Value
                 Security Description            Amount     (Note 2)
         ------------------------------------------------------------
         Leisure & Tourism (continued)
           True Temper Sports, Inc.
            Guaranteed Sr. Sub. Notes
            8.38% due 9/15/11.................. $1,400,000 $ 1,302,000
           Turning Stone Casino Resort
            Sr. Notes
            9.13% due 12/15/10*................    600,000     623,250
           Waterford Gaming, LLC
            Sr. Notes
            8.63% due 9/15/12*.................  1,169,000   1,227,450
           Worldspan LP
            Sr. Notes
            9.02% due 5/16/05*(6)..............  1,550,000   1,503,500
                                                           -----------
                                                            27,636,255
                                                           -----------
         Machinery -- 0.6%
           Briggs & Stratton Corp.
            Guaranteed Sr. Notes
            8.88% due 3/15/11..................    475,000     541,500
           Dresser Rand Group, Inc.
            Sr. Sub. Notes
            7.38% due 11/01/14*................    775,000     775,000
           Park Ohio Industries, Inc.
            Sr. Sub. Notes
            8.38% due 11/15/14*................    700,000     675,500
           Venture Holdings Co., LLC
            Guaranteed Sr. Sub. Notes
            11.00% due 6/01/07+(2)(3)..........    550,000       3,438
                                                           -----------
                                                             1,995,438
                                                           -----------
         Medical Products -- 1.0%
           CDRV Investors, Inc.
            Sr. Disc. Notes
            9.63% due 1/01/15*(4)..............    925,000     557,312
           Encore Medical IHC, Inc.
            Sr. Sub. Notes
            9.75% due 10/01/12*................    625,000     609,375
           Inverness Medical Innovations, Inc.
            Sr. Sub. Notes
            8.75% due 2/15/12..................    875,000     888,125
           Universal Hospital Services, Inc.
            Sr. Notes
            10.13% due 11/01/11................  1,000,000   1,025,000
                                                           -----------
                                                             3,079,812
                                                           -----------
         Metals & Mining -- 1.5%
           Allegheny Technologies, Inc.
            Notes
            8.38% due 12/15/11.................    600,000     642,000
           Associated Materials, Inc.
            Sr. Disc. Notes
            11.25% due 3/01/14(4)..............  1,550,000   1,077,250
           CSN Islands IX Corp.
            Sr. Notes
            10.00% due 1/15/15*................    100,000     103,000
           CSN Islands VII Corp.
            Guaranteed Notes
            10.75% due 9/12/08*................    225,000     246,937
           CSN Islands VIII Corp.
            Guaranteed Sr. Notes
            9.75% due 12/16/13*................  1,500,000   1,545,000

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                                   Principal    Value
                  Security Description              Amount     (Note 2)
        ---------------------------------------------------------------
        BONDS & NOTES (continued)
        Metals & Mining (continued)
          Eagle-Picher, Inc.
           Sr. Notes
           9.75% due 9/01/13+(2)(7)............... $  475,000 $  304,000
          Renco Metals, Inc.
           Guaranteed Sr. Notes
           11.50% due 7/01/03+(1)(2)(3)(8)(9)(12).  2,150,000          0
          Ryerson Tull, Inc.
           Sr. Notes
           8.25% due 12/15/11.....................    275,000    261,250
          Ryerson Tull, Inc.
           Notes
           9.13% due 7/15/06......................    500,000    515,000
                                                              ----------
                                                               4,694,437
                                                              ----------
        Pharmaceuticals -- 0.8%
          Curative Health Services, Inc.
           Sr. Notes
           10.75% due 5/01/11.....................  1,125,000    925,313
          NeighborCare, Inc.
           Sr. Sub. Notes
           6.88% due 11/15/13.....................  1,600,000  1,680,000
                                                              ----------
                                                               2,605,313
                                                              ----------
        Real Estate Investment Trusts -- 1.6%
          National Health Investors, Inc.
           Notes
           7.30% due 7/16/07......................  1,120,000  1,162,403
          Omega Healthcare Investors, Inc.
           Notes
           6.95% due 8/01/07......................    225,000    231,750
          Senior Housing Properties Trust
           Sr. Notes
           8.63% due 1/15/12(5)...................  1,675,000  1,850,875
          Trustreet Properties, Inc.
           Sr. Notes
           7.50% due 4/01/15*.....................  1,925,000  1,915,375
                                                              ----------
                                                               5,160,403
                                                              ----------
        Restaurants -- 0.4%
          Sbarro, Inc.
           Sr. Notes
           11.00% due 9/15/09.....................  1,225,000  1,182,125
                                                              ----------
        Retail -- 0.5%
          Rent-Way, Inc.
           Sr. Sec. Notes
           11.88% due 6/15/10.....................  1,500,000  1,661,250
                                                              ----------
        Retail Stores -- 1.3%
          Alderwoods Group, Inc.
           Sr. Notes
           7.75% due 9/15/12*.....................    425,000    434,562
          Carriage Services, Inc.
           Notes
           7.88% due 1/15/15*.....................  1,034,000  1,039,170
          Collins & Aikman Floor Cover
           Guaranteed Sr. Notes
           9.75% due 2/15/10......................    480,000    511,200
          Rite Aid Corp.
           Debentures
           6.88% due 8/15/13......................    400,000    372,000


                                                  Principal    Value
                 Security Description              Amount     (Note 2)
        ---------------------------------------------------------------
        Retail Stores (continued)
          Saks, Inc.
           Guaranteed Notes
           7.00% due 12/01/13................... $   950,000 $   859,750
          Saks, Inc.
           Guaranteed Notes
           9.88% due 10/01/11...................     725,000     783,000
                                                             -----------
                                                               3,999,682
                                                             -----------
        Telecommunications -- 7.2%
          AirGate PCS, Inc.
           Sr. Sec. Notes
           9.38% due 9/01/09*...................   1,258,300   1,333,798
          Alaska Communications Holdings, Inc.
           Guaranteed Sr. Notes
           9.88% due 8/15/11....................     147,000     155,085
          American Cellular Corp.,
           Series B Sr. Notes
           10.00% due 8/01/11...................   3,775,000   3,473,000
          Cincinnati Bell, Inc.
           Sr. Notes
           7.00% due 2/15/15*...................     275,000     261,250
          Cincinnati Bell, Inc.
           Unsub. Notes
           7.25% due 6/15/23....................     225,000     216,000
          Cincinnati Bell, Inc.
           Sr. Sub. Notes
           8.375% due 1/15/14...................     300,000     295,500
          Cincinnati Bell, Inc.
           Sr. Sub. Notes
           8.38% due 1/15/14*...................      75,000      73,875
          Dobson Communications Corp.
           Sr. Notes
           10.88% due 7/01/10...................      25,000      22,125
          Intelsat, Ltd
           Sr. Disc. Notes
           9.25% due 2/01/15*(4)................   1,325,000     838,063
          LCI International, Inc.
           Sr. Notes
           7.25% due 6/15/07....................  10,425,000   9,825,562
          Qwest Corp.
           Debentures
           7.13% due 11/15/43...................   2,150,000   1,816,750
          Qwest Corp.
           Debentures
           7.25% due 10/15/35...................   1,375,000   1,234,062
          Triton PCS, Inc.
           Guaranteed Sr. Sub. Notes
           8.75% due 11/15/11...................   1,150,000     802,125
          Triton PCS, Inc.
           Guaranteed Sr. Sub. Notes
           9.38% due 2/01/11....................   1,325,000     937,438
          TSI Telecommunications Services, Inc.
           Guaranteed Sr. Sub. Notes
           12.75% due 2/01/09...................     300,000     334,500
          US West Communications, Inc.
           Debentures
           7.50% due 6/15/23....................     250,000     231,250
          Valor Telecommunications
           Sr. Notes
           7.75% due 2/15/15*...................     900,000     895,500
                                                             -----------
                                                              22,745,883
                                                             -----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                                 Principal    Value
                  Security Description            Amount     (Note 2)
         ------------------------------------------------------------
         BONDS & NOTES (continued)
         Transportation -- 0.3%
           Petroleum Helicopters, Inc.
            Guaranteed Sr. Notes, Series B
            9.38% due 5/01/09................... $  275,000 $  292,188
           Progress Rail Services Corp.
            Sr. Notes
            7.75% due 4/01/12*..................    825,000    825,000
                                                            ----------
                                                             1,117,188
                                                            ----------
         Utilities -- 9.1%
           AES Corp.
            Sr. Sub. Debentures
            8.88% due 11/01/27..................  1,350,000  1,431,000
           AES Drax Energy, Ltd.
            Sec. Notes
            11.50% due 8/30/10+(2)..............  4,460,000     22,300
           Cincinnati Bell Telephone Co.
            Guaranteed Notes
            7.18% due 12/15/23..................    375,000    375,000
           Cincinnati Bell Telephone Co.
            Guaranteed Notes
            7.20% due 11/29/23..................  1,525,000  1,525,000
           Dynegy Holdings, Inc.
            Sr. Notes
            8.75% due 2/15/12...................    875,000    837,813
           Edison Mission Energy
            Sr. Notes
            9.88% due 4/15/11...................  1,400,000  1,617,000
           El Paso Natural Gas Co.
            Sr. Notes
            7.63% due 8/01/10...................    725,000    760,244
           El Paso Natural Gas Co.
            Debentures
            8.63% due 1/15/22...................  2,125,000  2,413,216
           El Paso Production Holding Co.
            Guaranteed Sr. Notes
            7.75% due 6/01/13...................  3,025,000  3,062,812
           Ferrellgas L. P.
            Sr. Notes
            6.75% due 5/01/14...................  1,800,000  1,755,000
           Mirant Corp.
            Sr. Notes
            7.90% due 7/15/09*+(2)..............  9,525,000  7,596,187
           Pacific Energy Partners LP
            Sr. Notes
            7.13% due 6/15/14...................    850,000    879,750
           Reliant Energy, Inc.
            Sr. Sec. Notes
            6.75% due 12/15/14..................  2,025,000  1,888,312
           Reliant Resources, Inc.
            Sr. Sec. Notes
            9.50% due 7/15/13...................    500,000    543,750
           Tiverton/Rumford Power Assoc., Ltd.
            Guaranteed Notes
            9.00% due 7/15/18*..................  1,092,712    819,534
           Transcontinental Gas Pipe Line Corp.
            Sr. Notes
            8.88% due 7/15/12...................    725,000    850,063


                                               Principal     Value
                 Security Description           Amount      (Note 2)
         ------------------------------------------------------------
         Utilities (continued)
           Williams Cos, Inc.
            Notes
            7.88% due 9/01/21................. $2,425,000 $  2,643,250
                                                          ------------
                                                            29,020,231
                                                          ------------
         Total Bonds & Notes
            (cost $232,273,521)...............             236,383,795
                                                          ------------
         CONVERTIBLE BONDS -- 3.3%
         Energy Services -- 0.1%
           Unisource Energy Corp.
            4.50% due 3/01/35*................    200,000      210,000
                                                          ------------
         Health Services -- 0.2%
           Genesis Healthcare Corp.
            2.50% due 3/15/25*................    675,000      696,938
                                                          ------------
         Leisure & Tourism -- 1.6%
           Eldorado Resorts, LLC
            9.00% due 4/15/14(1)..............  2,675,000    2,675,000
           Six Flags, Inc.
            4.50% due 5/15/15.................  2,625,000    2,431,406
                                                          ------------
                                                             5,106,406
                                                          ------------
         Pharmaceuticals -- 0.1%
           Elan Capital Corp.
            6.50% due 11/10/08(9).............    425,000      301,750
                                                          ------------
         Utilities -- 1.3%
           Calpine Corp.
            4.75% due 11/15/23................  6,025,000    4,081,937
                                                          ------------
         Total Convertible Bonds
            (cost $11,442,880)................              10,397,031
                                                          ------------
         FOREIGN BONDS & NOTES -- 9.1%
         Broadcasting & Media -- 1.8%
           CF Cable TV, Inc.
            Sr. Notes
            9.13% due 7/15/07.................    400,000      405,885
           Rogers Cable, Inc.
            Sr. Sec. Notes
            5.50% due 3/15/14.................    525,000      481,688
           Rogers Cable, Inc.
            Sr. Sec. Priority Notes
            6.25% due 6/15/13.................     75,000       72,750
           Rogers Cable, Inc.
            Bonds
            8.75% due 5/01/32.................    450,000      522,000
           Telenet Group Holding NV Sr. Disc.
            Notes
            11.50% due 6/15/14*(4)............  5,625,000    4,253,906
                                                          ------------
                                                             5,736,229
                                                          ------------
         Chemicals -- 1.6%
           Rhodia SA
            Sr. Sub. Notes
            8.88% due 6/01/11.................  5,175,000    5,032,687
                                                          ------------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)



                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        --------------------------------------------------------------
        FOREIGN BONDS & NOTES (continued)
        Electronics -- 0.3%
          Magnachip Semiconductor SA
           Sr. Sub. Notes
           8.00% due 12/15/14*................... $  525,000 $  536,813
          Stats Chippac, Ltd.
           Sr. Notes
           6.75% due 11/15/11*...................    325,000    307,125
                                                             ----------
                                                                843,938
                                                             ----------
        Energy Sources -- 0.1%
          North America Energy Partners, Inc.
           Sr. Notes
           8.75% due 12/01/11....................    525,000    472,500
                                                             ----------
        Financial Services -- 0.6%
          AAC Group Holding Corp.
           Sr. Disc. Notes
           10.25% due 10/01/12*(4)...............    925,000    666,000
          Bluewater Finance, Ltd.
           Guaranteed Sr. Notes
           10.25% due 2/15/12....................  1,075,000  1,166,375
                                                             ----------
                                                              1,832,375
                                                             ----------
        Forest Products -- 0.6%
          Abitibi-Consolidated, Inc.
           Notes
           8.55% due 8/01/10.....................  1,475,000  1,497,125
          Abitibi-Consolidated, Inc.
           Debentures
           8.85% due 8/01/30.....................    575,000    539,063
                                                             ----------
                                                              2,036,188
                                                             ----------
        Household & Personal Products -- 0.3%
          Vitro Envases Norteamerica SA
           Sr. Sec. Notes
           10.75% due 7/23/11*...................    950,000    969,000
                                                             ----------
        Insurance -- 0.6%
          Fairfax Financial Holdings, Ltd.
           Notes
           8.25% due 10/01/15....................  1,850,000  1,794,500
                                                             ----------
        Leisure & Tourism -- 0.4%
          Grupo Posadas SA De CV
           Sr. Notes
           8.75% due 10/04/11*...................  1,075,000  1,144,875
                                                             ----------
        Metals & Mining -- 0.1%
          International Utility Structures, Inc.
           Sr. Sub. Notes
           10.75% due 2/01/08+(1)(2)(9)(10)......  2,150,000    279,500
          Vitro SA de CV
           Notes
           11.75% due 11/01/13*..................    175,000    166,250
                                                             ----------
                                                                445,750
                                                             ----------
        Pharmaceuticals -- 0.9%
          Elan Finance, PLC
           Sr. Notes
           6.49% due 5/15/05*(5)(6)..............  1,225,000    918,750
          Elan Finance, PLC
           Sr. Notes
           7.75% due 11/15/11*...................  2,450,000  1,831,375
                                                             ----------
                                                              2,750,125
                                                             ----------


                                                    Principal     Value
                Security Description              Amount/Shares  (Note 2)
     ---------------------------------------------------------------------
     Retail Stores -- 0.8%
       Jean Coutu Group PJC, Inc.
        Sr. Sub. Notes
        8.50% due 8/01/14........................  $1,725,000   $ 1,675,406
       Jostens Holding Corp.
        Sr. Disc. Notes
        10.25% due 12/01/13(4)...................   1,275,000       930,750
                                                                -----------
                                                                  2,606,156
                                                                -----------
     Telecommunications -- 0.5%
       Empresa Brasileira De Telcom
        Guaranteed Sr. Notes, Series B
        11.00% due 12/15/08......................     150,000       165,750
       Intelsat, Bermuda Ltd
        Sr. Notes
        8.63% due 1/15/15*.......................   1,500,000     1,530,000
                                                                -----------
                                                                  1,695,750
                                                                -----------
     Utilities -- 0.5%
       AES Chivor
        Notes
        9.75% due 12/30/14*......................     875,000       892,500
       Cia de Saneamento Basico do Estado de Sao
        Paulo
        Notes
        12.00% due 6/20/08*......................     550,000       607,750
                                                                -----------
                                                                  1,500,250
                                                                -----------
     Total Foreign Bonds & Notes
        (cost $31,077,775).......................                28,860,323
                                                                -----------
     LOAN AGREEMENTS -- 0.3%
     Household & Personal Products -- 0.3%
       Vitro Envases Norteamerica SA
        10.25% due 2/26/10(9)
        (Cost $998,182)..........................     998,182     1,005,668
                                                                -----------
     COMMON STOCK -- 11.4%
     Energy Services -- 1.1%
       Trico Marine Services, Inc.+..............     168,000     3,570,000
                                                                -----------
     Energy Sources -- 0.0%
       Tri-Union Development Corp.(1)(9).........       1,061            11
       Tribo Petroleum Corp.+(1)(9)..............       1,800            18
                                                                -----------
                                                                         29
                                                                -----------
     Entertainment Products -- 0.1%
       Magna Entertainment Corp.+................      58,300       357,962
                                                                -----------
     Leisure & Tourism -- 1.1%
       Aztar Corp.+..............................      18,500       528,360
       Boyd Gaming Corp..........................      22,600     1,178,590
       Capital Gaming International, Inc.+(1)(9).          77             0
       Isle Capri Casinos, Inc.+.................      18,700       496,298
       MGM Mirage, Inc.+.........................      17,225     1,219,874
                                                                -----------
                                                                  3,423,122
                                                                -----------
     Machinery -- 0.5%
       NES Rentals Holding, Inc.+................     150,124     1,498,238
                                                                -----------
     Real Estate Investment Trusts -- 0.8%
       Meristar Hospitality Corp.+...............     209,550     1,466,850
       National Health Investors, Inc............      36,300       943,074
                                                                -----------
                                                                  2,409,924
                                                                -----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)

                                                                  Value
                  Security Description                Shares     (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Telecommunications -- 7.8%
       Alamosa Holdings, Inc.+...................... $141,290  $  1,648,854
       Dobson Communications Corp.+.................  147,082       297,106
       iPCS, Inc.+..................................  336,972    11,153,773
       IWO Holdings, Inc.+..........................  346,093    10,728,883
       Telewest Global, Inc.+.......................   56,210       999,976
                                                               ------------
                                                                 24,828,592
                                                               ------------
     Total Common Stock
        (cost $20,975,567)..........................             36,087,867
                                                               ------------
     PREFERRED STOCK -- 1.0%
     Broadcasting & Media -- 0.6%
       Paxson Communications Corp. 14.25%(11).......      297     2,027,025
                                                               ------------
     Retail Stores -- 0.2%
       GNC Corp. 12.00%(11).........................      725       580,000
       Rent-Way, Inc.(1)(9)(13).....................       13       180,729
                                                               ------------
                                                                    760,729
                                                               ------------
     Telecommunications -- 0.2%
       Dobson Communications Corp. 13.00%...........      925       647,500
                                                               ------------
     Total Preferred Stock
        (cost $4,139,448)...........................              3,435,254
                                                               ------------
     WARRANTS+ -- 0.0%
     Broadcasting & Media -- 0.0%
       Knology Holdings, Inc.*
        Expires 10/22/07 (strike price $0.10)(9)....    4,500         1,125
                                                               ------------
     Business Services -- 0.0%
       Maxim Crane Works Holdings, Inc.
        Expires 01/20/10 (strike price $30.05)(9)...    1,587             0
       Maxim Crane Works Holdings, Inc.
        Expires 01/20/10 (strike price $33.04)(9)...    1,619             0
       Maxim Crane Works Holdings, Inc.
        Expires 01/20/10 (strike price $31.58)(9)...    1,182             0
                                                               ------------
                                                                          0
                                                               ------------
     Telecommunications -- 0.0%
       GT Group Telecom, Inc.*
        Expires 02/01/10 (strike price $0.00)(1)(9).    2,650            27
       KMC Telecom Holdings, Inc.
        Expires 01/31/08 (strike price $0.01)(1)(9).    3,650             0
       Leap Wireless International, Inc.*
        Expires 04/15/10
        (strike price $96.80)(1)(9).................    2,250             0
       Leap Wireless, Inc.*
        Expires 04/15/10
        (strike price $96.80)(1)(9).................    1,950             0
                                                               ------------
                                                                         27
                                                               ------------
     Total Warrants
        (cost $1,333,505)...........................                  1,152
                                                               ------------
     Total Long-Term Investment Securities -- 99.3%
        (cost $302,240,878).........................            316,171,090
                                                               ------------
     TOTAL INVESTMENTS --
        (cost $302,240,878)@........................     99.5%  316,171,090
     Other assets less liabilities..................      0.5     1,722,442
                                                     --------  ------------
     NET ASSETS --                                      100.0% $317,893,532
                                                     ========  ============

                                               Shares/
                                              Principal      Value
                 Security Description          Amount       (Note 2)
          ------------------------------------------------------------
          BONDS & NOTES SOLD SHORT -- (0.4%)
          Forest Products -- (0.4%)
            Ainsworth Lumber Co- Ltd.
             6.75% 3/15/14
             (proceeds $1,185,188).......... $(1,225,000) $(1,163,750)
                                                          -----------

--------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of these securities was $65,835,028 representing 20.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 5 for cost of investments on a tax basis.
(1)  Fair valued security.
(2)  Bond in default.
(3)  Company has filed Chapter 11 bankruptcy.
(4) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(5) The security or a portion thereof represents collateral for securities sold short.
(6) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2005.
(7) Bond in default and company has filed Chapter 11 bankruptcy subsequent to 3/31/05.
(8) Security is subject to litigation, the outcome of which is still to be determined.
(9)  Illiquid security.
(10) Company has filed foreign bankruptcy.
(11) PIK ("Payment-in-Kind") Security. Payment made with additional securities in lieu of cash.
(12) Security is subject to litigation, the outcome of which is still to be determined.
(13) To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2005, the High Yield Bond Fund held the following restricted securities:

                       Acquisition        Acquisition  Market     % of
      Name                Date     Shares    Cost      Value   Net Assets
      ----             ----------- ------ ----------- -------- ----------
      Rent-Way
       Preferred Stock  5/29/2003    10    $100,000   $139,022    0.04%
      Rent-Way
       Preferred Stock  5/19/2004     3    $ 30,000   $ 41,707    0.01%
                                                      --------    ----
                                                      $180,729    0.05%
                                                      ========    ====

See Notes to Financial Statements

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO PROFILE -- March 31, 2005 -- (unaudited)

Industry Allocation*

                 Ohio.................................... 21.1%
                 Massachusetts........................... 12.2%
                 Indiana.................................  9.0%
                 New York................................  7.9%
                 Missouri................................  7.7%
                 Alabama.................................  6.5%
                 California..............................  5.8%
                 New Jersey..............................  5.6%
                 New Mexico..............................  4.9%
                 South Carolina..........................  4.3%
                 Washington..............................  4.1%
                 Texas...................................  3.9%
                 South Dakota............................  3.1%
                 Arizona.................................  2.7%
                 Georgia.................................  0.2%
                 Registered Investment Companies.........  0.1%
                                                          ----
                                                          99.1%
                                                          ====

Credit Quality+#

                AAA.....................................  80.8%
                AA......................................   4.6%
                A.......................................  10.7%
                BBB.....................................   3.9%
                                                         -----
                                                         100.0%
                                                         =====

--------
*  Calculated as a percentage on net assets.
+  Source Standard & Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)

                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
    -----------------------------------------------------------------------
    MUNICIPAL BONDS -- 90.2%
    Alabama -- 6.5%
      Jefferson County, Alabama Sewer, Capital
       Improvement, Series D,
       5.25% due 02/01/26(1)......................... $4,500,000 $ 4,961,790
                                                                 -----------
    Arizona -- 2.7%
      Phoenix, Arizona Civic Improvement Corp.
       Wastewater Systems Revenue, Junior Lien,
       5.00% due 07/01/28(1).........................  2,000,000   2,073,240
                                                                 -----------
    California -- 3.5%
      California State, Variable Purpose,
       5.50% due 04/01/28............................  2,500,000   2,694,650
                                                                 -----------
    Georgia -- 0.2%
      Georgia Municipal Electric Authority, Power
       Revenue, Series Y,
       6.40% due 01/01/09(1).........................     60,000      66,936
      Georgia Municipal Electric Authority, Power
       Revenue, Series Y,
       6.40% due 01/01/13(1).........................     85,000      98,781
                                                                 -----------
                                                                     165,717
                                                                 -----------
    Indiana -- 9.0%
      Indiana Health Facility Financing Authority
       Revenue, Ascension Health Subordinated
       Credit A,
       5.00% due 11/01/10............................  3,000,000   3,186,900
      Indiana Transportation Finance Authority
       Highway Revenue, Series A,
       5.25% due 06/01/26(1).........................  3,500,000   3,730,160
                                                                 -----------
                                                                   6,917,060
                                                                 -----------
    Massachusetts -- 12.2%
      Commonwealth of Massachusetts, Consolidated
       Loan Series B,
       5.75% due 06/01/15(1).........................  2,000,000   2,090,600
      Massachusetts State Water Resources Authority,
       Series A,
       5.00% due 08/01/24(1).........................  3,910,000   4,099,791
      University Massachusetts Building Authority
       Project Revenue, Series 4,
       5.25% due 11/01/27(1).........................  3,000,000   3,190,140
                                                                 -----------
                                                                   9,380,531
                                                                 -----------
    Missouri -- 7.4%
      Sikeston, Missouri, Electric Revenue,
       6.20% due 06/01/10(1).........................  5,000,000   5,651,650
                                                                 -----------
    New Jersey -- 5.6%
      New Jersey Economic Development Authority,
       School Facilities Construction, Series C,
       5.00% due 06/15/12(1).........................  4,000,000   4,341,400
                                                                 -----------
    New Mexico -- 4.9%
      New Mexico Finance Authority Transportation,
       Sr. Lien Series A,
       5.25% due 06/15/21(1).........................  3,500,000   3,766,630
                                                                 -----------
    New York -- 7.9%
      New York State Thruway Authority Second
       General Highway And Bridge Trust Fund,
       Series A,
       5.25% due 04/01/15(1).........................  2,500,000   2,759,575

                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
   -------------------------------------------------------------------------
   New York (continued)
     New York, New York, Series D,
      5.00% due 11/01/28.............................. $2,000,000 $ 2,048,860
     Niagara Falls, New York, Public Improvement,
      General Obligation,
      7.50% due 03/01/13(1)...........................    445,000     554,781
     Niagara Falls, New York, Public Improvement,
      General Obligation,
      7.50% due 03/01/14(1)...........................    555,000     704,079
                                                                  -----------
                                                                    6,067,295
                                                                  -----------
   Ohio -- 21.1%
     Cincinnati, Ohio City School District, Classroom
      Facilities Construction & Improvement,
      5.00% due 12/01/24(1)...........................  3,000,000   3,132,630
     Cuyahoga County, Ohio Revenue, Cleveland
      Clinic Health Systems, Series A,
      5.75% due 01/01/24..............................  2,000,000   2,170,360
     Franklin County, Ohio Hospital Revenue,
      OhioHealth Corp., Series C,
      5.25% due 05/15/23..............................  3,000,000   3,163,860
     Ohio State Special Obligation, Elementary And
      Secondary Education Capital Facilities A,
      5.00% due 06/01/06(1)...........................  3,000,000   3,079,950
     Olentangy Local School District Ohio, School
      Facilities Construction & Improvement,
      Series A,
      5.25% due 12/01/27(1)...........................  3,250,000   3,453,613
     Woodridge, Ohio Local School District, General
      Obligation,
      6.80% due 12/01/14(1)...........................  1,000,000   1,177,770
                                                                  -----------
                                                                   16,178,183
                                                                  -----------
   South Dakota -- 3.1%
     South Dakota State Health & Educational
      Facilities Revenue, McKennan Hospital,
      6.25% due 07/01/10(1)...........................  2,120,000   2,383,770
                                                                  -----------
   Texas -- 2.0%
     San Antonio Texas Hotel Occupancy Texas,
      Unrefunded Capital Appreciation Gonzalez,
      zero coupon due 08/15/17(1).....................  2,700,000   1,536,712
                                                                  -----------
                                                                    1,536,712
                                                                  -----------
   Washington -- 4.1%
     Washington State Public Power Supply,
      Refunding Series A,
      6.00% due 07/01/06(1)...........................  3,000,000   3,115,560
                                                                  -----------
   Total Long-Term Investment Securities -- 90.2%
      (cost $65,831,939)..............................             69,234,188
                                                                  -----------
   SHORT-TERM INVESTMENT SECURITIES -- 8.9%
   California -- 2.3%
     California Housing Finance Agency Revenue,
      Amt Home Mortgage Series U,
      2.35% due 04/06/05(1)(2)........................  1,800,000   1,800,000
                                                                  -----------
   Missouri -- 0.3%
     Missouri Higher Education Loan, Student Loan
      Revenue, Series B,
      2.35% due 04/06/05(1)(2)........................    200,000     200,000
                                                                  -----------

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (continued)

                                                    Principal     Value
                Security Description              Amount/Shares  (Note 2)
    ----------------------------------------------------------------------
    SHORT-TERM INVESTMENT SECURITIES (continued)
    South Carolina -- 4.3%
      Piedmont Municipal Power Agency South
       Carolina Electric Revenue, Refunding
       Subseries B6,
       2.30% due 04/06/05(1)(2)..................  $2,800,000   $ 2,800,000
      South Carolina, Jobs Economic
       Development Authority Economic
       Development Revenue, Adjustable Zeuna
       Staeker U.S.A. Inc.,
       2.35% due 04/06/05(2).....................     485,000       485,000
                                                                -----------
                                                                  3,285,000
                                                                -----------
    Texas -- 1.9%
      Brownsville, Texas Utility System Revenue,
       Series A,
       2.27% due 04/06/05(1)(2)..................     125,000       125,000
      San Antonio Texas Water Revenue,
       Refunding Subordinated Series A,
       2.27% due 04/06/05(1)(2)..................   1,300,000     1,300,000
                                                                -----------
                                                                  1,425,000
                                                                -----------
    Registered Investment Companies -- 0.1%
      SSGA Municipal Money Market Fund, Tax
       Free Money Market Fund....................      85,119        85,119
                                                                -----------
    Total Short-Term Investment Securities
       (cost $6,795,119).........................                 6,795,119
                                                                -----------
    TOTAL INVESTMENTS --
       (cost $72,627,058)........................        99.1%   76,029,307
    Other assets less liabilities................         0.9       703,737
                                                   ----------   -----------
    NET ASSETS --                                       100.0%  $76,733,044
                                                   ==========   ===========

--------
@    See Note 3 for cost of investments on a tax basis.
(1) All or part of this security is insured by the Financial Security Assurance ("FSA"), Financial Guaranteed Insurance Corp. ("FGIC"), Municipal Bond Insurance Association ("MBIA"), or American Municipal Bond Assurance Corp. ("AMBAC"). The aggregate value is $62,194,558 or 81.1% of Net Assets.
(2) Variable rate security -- the rate reflected is as of March 31, 2005; maturity date reflects next reset date.

See Notes to Financial Statements

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005

Note 1. Organization

   SunAmerica Income Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust"). It currently consists of six different investment series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds:
   SunAmerica Core Bond Fund, SunAmerica U.S. Government Securities Fund, SunAmerica GNMA Fund, SunAmerica Strategic Bond Fund, SunAmerica High Yield Bond Fund and SunAmerica Tax Exempt Insured Fund. The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objectives for each of the Funds are as follows:

   Core Bond Fund seeks a high level of current income consistent with relative safety of capital by the active trading of investment-grade fixed-income securities, or in securities issued or guaranteed by the U.S. Government and mortgage-backed or asset-backed securities without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in bonds.

   U.S. Government Securities Fund seeks high current income consistent with relative safety of capital by the active trading of securities of high credit quality, issued or guaranteed by the U.S. government, or any agency or instrumentality thereof without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in such securities.

   GNMA Fund seeks current income, with capital appreciation as a secondary objective by the active trading of mortgage-backed securities of high credit quality issued or guaranteed by the Government National Mortgage Association
   (GNMA) without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in such securities.

   Strategic Bond Fund seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade bonds (which may include "junk bonds"), U.S. Government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in bonds.

   High Yield Bond Fund seeks a high level of total return by the active trading of below-investment grade U.S. and foreign junk bonds (rated below Baa by Moody's and below BBB by S&P) without regard to the maturities of such securities and bank debt. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock. Under normal market conditions, at least 80% of the Funds assets plus borrowing for investment purposes will be invested in such securities.

   Tax Exempt Insured Fund seeks as high a level of current income exempt from federal income taxes as is consistent with preservation of capital by investing, under normal market conditions, at least 80% of its assets in municipal bonds, the income of which is exempt from federal income taxes, and that are insured as to the scheduled payment of principal and interest for as long as such bonds are held by the Fund, without regard to the maturities of such securities.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (continued)


   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Effective February 23, 2004, Class II shares were redesignated as Class C shares.

   Class I, Class Z, and Class X are offered at net asset value per share. These classes are offered exclusively to participants in certain employee retirement plans and other programs. Effective December 29, 2003, Class I shares of the GNMA Fund and High Yield Bond Fund are no longer being offered for sale. Effective September 24, 2004, Class I shares of the Strategic Bond Fund are no longer being offered for sale.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I, Class X and Class Z.

   Indemnifications: Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Securities listed on the NASDAQ stock market are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the securities is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one foreign exchange, a fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (continued)


   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of March 31, 2005, the following Funds held a percentage of an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund                       Percentage Interest Principal Amount
----                       ------------------- ----------------
U.S. Government Securities        0.20%           $  147,000
GNMA......................        7.77             5,783,000
Strategic Bond............        3.31             2,465,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   State Street Bank & Trust Co., dated March 31, 2005, bearing interest at a rate of 2.40% per annum, with a principal amount of $74,416,000, a repurchase price of $74,420,961 and a maturity date of April 1, 2005. The repurchase agreement is collateralized by the following:

                    Interest Rate/
Type of collateral  Discount Yield Maturity Date Principal Amount Market Value
------------------  -------------- ------------- ---------------- ------------
U.S. Treasury Bills      2.57%       04/28/05      $65,040,000    $64,909,920
U.S. Treasury Bills      2.77        06/30/05        8,725,000      8,663,925
U.S. Treasury Notes      1.25        05/31/05        2,330,000      2,333,856

   In addition, at March 31, 2005, the following Funds held a percentage of an undivided interest in a joint repurchase agreement with UBS Warburg, LLC:

Fund                       Percentage Interest Principal Amount
----                       ------------------- ----------------
U.S. Government Securities        14.40%         $ 36,000,000
GNMA......................        40.00           100,000,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Warburg, LLC, dated March 31, 2005, bearing interest at a rate of 2.60% per annum, with a principal amount of $250,000,000, a repurchase price of $250,018,056 and a maturity date of April 1, 2005. The repurchase agreement is collateralized by the following:

                                  Interest Rate/
Type of collateral                Discount Yield Maturity Date Principal Amount Market Value
------------------                -------------- ------------- ---------------- ------------
U.S Treasury Inflation Index Note      3.50%       01/15/11      $150,000,000   $184,312,500
U.S Treasury Inflation Index Note      3.38        01/15/12        58,481,000     70,688,909

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (continued)

   Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   Investment Securities Loaned: During the year ended March 31, 2005, U.S. Government Securities Fund and GNMA Fund participated in securities lending with qualified brokers. In lending portfolio securities to brokers the Funds receive cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Funds may use the cash collateral received to invest in short-term investments which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Funds net of the portion of interest that is rebated to the borrowing broker. If the amounts are used to cover bank overdrafts, the broker rebates incurred are reflected as interest expense on the Statement of Operations. During the year ended March 31, 2005, $1,489 and $172 of broker rebates were reclassified to interest expense for the U.S. Government Securities Fund and the GNMA Fund, respectively. As with other extensions of credit, should the borrower of the securities fail financially, the Funds may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement.

   At March 31, 2005 the U.S. Government Securities Fund and the GNMA Fund had $29,400,000 and $49,600,000, in securities on loan, respectively.

   Forward Foreign Currency Contracts: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (continued)


   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Short Sales: Each Fund may engage in "short sales against the box." A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, the High Yield Bond Fund ("Fund") may sell a security it does not own in anticipation of a decline in the market value of that security "short sales." To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement.

   The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

   Mortgage-Backed Dollar Rolls: During the year ended March 31, 2005, the Core Bond Fund, U.S. Government Securities Fund and the GNMA Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Core Bond Fund, U.S. Government Securities Fund and the GNMA Fund had TBA Rolls outstanding at period-end, which are included in receivable for investments sold and payable for investments purchased in the Statement of Assets and Liabilities.

   Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement.
   In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SAAMCo and its affiliates.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (continued)


   The Funds pay SAAMCo a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                            Management
                                          Assets               Fees
                                --------------------------- ----------
Core Bond Fund.................           $0 - $200 million   0.600%
                                (greater than) $300 million   0.525
                                (greater than) $500 million   0.475
U.S. Government Securities Fund            0 - $200 million   0.650
                                (greater than) $200 million   0.620
                                (greater than) $400 million   0.550
GNMA Fund......................             0 - $25 million   0.550
                                 (greater than) $25 million   0.500
                                 (greater than) $50 million   0.450
Strategic Bond Fund............            0 - $350 million   0.650
                                (greater than) $350 million   0.600
High Yield Bond Fund...........            0 - $200 million   0.750
                                (greater than) $200 million   0.720
                                (greater than) $400 million   0.550
Tax Exempt Insured Fund........            0 - $350 million   0.500
                                (greater than) $350 million   0.450

   The Core Bond Fund, Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Insured Fund are subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with SAAMCo. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of SAAMCo. AIGGIC receives the following fees from SAAMCo., based upon each Fund's average daily net assets:

                                             Sub-advisory Fees
                              -----------------------------------------------
                              Core Bond Strategic Bond High Yield  Tax Exempt
Assets                          Fund         Fund      Bond Fund  Insured Fund
------                        --------- -------------- ---------- ------------
$0 - $200 million............   0.25%        0.35%        0.45%       0.25%
  (greater than) $200 million   0.20         0.25         0.35        0.22
  (greater than) $500 million   0.15         0.20         0.30        0.15

   Effective September 1, 2004, SAAMCo has contractually agreed to waive fees and/or reimburse expenses, if necessary, so that the total net expense ratios for the following classes do not exceed the amounts set forth below.

                       Fund                    Percentage
                       ----                    ----------
                       Core Bond Class A......    1.10%
                       Core Bond Class B......    1.75
                       Core Bond Class C......    1.75
                       Core Bond Class I......    1.00
                       Core Bond Class Z......    0.53
                       Strategic Bond Class A.    1.40
                       Strategic Bond Class B.    2.05
                       Strategic Bond Class C.    2.05
                       Strategic Bond Class I@    1.30
                       High Yield Bond Class A    1.36
                       High Yield Bond Class B    2.01
                       High Yield Bond Class C    2.01
                       High Yield Bond Class Z    0.79

   Prior to September 1, 2004 the contractual expense caps were as follows:

                       Fund                    Percentage
                       ----                    ----------
                       Core Bond Class A......    1.24%
                       Core Bond Class B......    1.89
                       Core Bond Class C......    1.89
                       Core Bond Class I......    1.14
                       Core Bond Class Z......    0.67
                       Strategic Bond Class A.     N/A
                       Strategic Bond Class B.     N/A
                       Strategic Bond Class I@    1.44
                       High Yield Bond Class A     N/A
                       High Yield Bond Class B     N/A

--------
@  See Note 1

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (continued)


   Effective September 1, 2004, SAAMCo is voluntarily waiving fees and/or reimbursing expenses, if necessary, so that the total net expense ratios for the following classes do not exceed the amounts set forth below.

               Fund                                    Percentage
               ----                                    ----------
               U.S. Government Securities Fund Class A    0.99%
               U.S. Government Securities Fund Class B    1.64
               U.S. Government Securities Fund Class C    1.64
               GNMA Fund Class A......................    0.99
               GNMA Fund Class B......................    1.64
               GNMA Fund Class C......................    1.64
               GNMA Fund Class X......................    0.89
               Tax Exempt Insured Fund Class C........    1.95

   Prior to September 1, 2004 the voluntarily expense caps were as follows:

                       Fund                    Percentage
                       ----                    ----------
                       GNMA Class A...........    0.99%
                       GNMA Class B...........    1.64
                       GNMA Class C...........    1.64
                       GNMA Class X...........    0.89
                       Strategic Bond Class C.    2.22
                       High Yield Bond Class C    2.18
                       High Yield Bond Class Z    0.95

   For the year ended March 31, 2005, SAAMCo has agreed to reimburse expenses as follows:

                  Fund                                Amount
                  ----                               --------
                  Core Bond Class A................. $162,631
                  Core Bond Class B.................   15,983
                  Core Bond Class C.................   18,512
                  Core Bond Class I.................    1,278
                  Core Bond Class Z.................   21,230
                  U.S. Government Securities Class A  724,432
                  U.S. Government Securities Class B  133,022
                  U.S. Government Securities Class C   57,927
                  GNMA Class A......................  569,423
                  GNMA Class B......................  211,538
                  GNMA Class C......................  124,042
                  GNMA Class X......................       --
                  Strategic Bond Class A............   15,085
                  Strategic Bond Class B............    8,091
                  Strategic Bond Class C............    6,585
                  Strategic Bond Class I@...........    1,462
                  High Yield Bond Class A...........   95,022
                  High Yield Bond Class B...........   47,068
                  High Yield Bond Class C...........   53,695
                  High Yield Bond Class Z...........   44,292
                  Tax Exempt Insured Class A........       --
                  Tax Exempt Insured Class B........       --
                  Tax Exempt Insured Class C........    5,550

--------
@  See Note 1

   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or "Distributor"), an affiliate of the Adviser. Each Fund, has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans, hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (continued)

   Trustees determined that there was a reasonable likelihood that each Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives payments from the Funds at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's Class A, Class B and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for, include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the year ended March 31, 2005, SACS received fees (see the Statement of Operations) based upon the aforementioned rates.

   In addition, AIG SunAmerica Capital Services, Inc. is paid a fee of 0.25% of average daily net assets of Class I shares in compensation for providing additional shareholder services to Class I shareholders. For the period ended March 31, 2005, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. SACS has advised the Funds that for the year ended March 31, 2005, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                          Class A                    Class B
                           -------------------------------------- --------------
                                                                    Contingent
                            Sales     Affiliated   Non-affiliated Deferred Sales
Fund                       Charges  Broker-dealers Broker-dealers    Charges
----                       -------- -------------- -------------- --------------
U.S. Government Securities $ 35,725    $ 14,996       $ 14,895       $128,015
GNMA......................  228,277     106,024         82,110        639,657
Strategic Bond............  381,761      83,274        234,661        161,670
High Yield Bond...........  509,725      74,120        351,689        267,507
Core Bond.................   28,079       9,467         13,940         12,481
Tax Exempt Insured........   55,260      25,972         19,521         37,515

                              Class C
                           --------------
                             Contingent
                           Deferred Sales
Fund                          Charges
----                       --------------
U.S. Government Securities    $12,333
GNMA......................     78,716
Strategic Bond............     16,063
High Yield Bond...........     64,722
Core Bond.................      2,359
Tax Exempt Insured........      4,146

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (continued)


   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. Except for Class Z shares the Service Agreement permits the Funds to compensate SAFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the year ended March 31, 2005 the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                              Payable at
                                   Expenses March 31, 2005
                                   -------- --------------
Core Bond Class A................. $339,756    $31,310
Core Bond Class B.................   11,229        920
Core Bond Class C.................   10,618        899
Core Bond Class I.................    4,616        291
U.S. Government Securities Class A  411,525     32,906
U.S. Government Securities Class B   67,345      5,081
U.S. Government Securities Class C   26,523      1,891
GNMA Class A......................  743,465     63,235
GNMA Class B......................  257,403     19,586
GNMA Class C......................  147,874     10,456
GNMA Class X......................   18,371        196
Strategic Bond Class A............  102,512     10,526
Strategic Bond Class B............   78,883      7,037
Strategic Bond Class C............   54,115      6,311
High Yield Bond Class A...........  269,058     25,908
High Yield Bond Class B...........  148,252     12,331
High Yield Bond Class C...........  125,394     12,835
Tax Exempt Insured Class A........  142,086     11,658
Tax Exempt Insured Class B........   26,360      1,706
Tax Exempt Insured Class C........   12,916      1,068

   At March 31, 2005, affiliate funds of the SunAmerica Focused Funds, Inc. owned 93%, 8%, 49% and 7% of the outstanding Class A Shares of Core Bond Fund, U.S. Government Securities Fund, GNMA Fund, and High Yield Bond Fund, respectively. At March 31, 2005, AIGGIC, an indirect wholly owned subsidiary of AIG, owned 100% of the outstanding Class Z shares of the Core Bond Fund and the High Yield Bond Fund. SAAMCO, an indirect wholly owned subsidiary of AIG, owned 11% of the outstanding Class X shares of the GNMA Fund.

Note 4. Purchases and Sales of Investment Securities

   The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2005 were as follows:

                                       U.S. Government                                 High      Tax Exempt
                           Core Bond     Securities         GNMA       Strategic    Yield Bond    Insured
                             Fund           Fund            Fund       Bond Fund       Fund         Fund
                          ------------ --------------- -------------- ------------ ------------ ------------
Purchases (excluding U.S.
 government securities).. $276,650,842  $         --   $    1,858,122 $172,310,359 $295,332,028 $110,757,510
Sales (excluding U.S.
 government securities)..  286,708,823            --               --  159,136,425  262,178,354  118,425,526
Purchases of U.S.
 government securities...  138,064,981   559,995,161      990,064,481   48,473,369           --    2,206,820
Sales of U.S. government
 securities..............  138,850,928   545,798,883    1,032,826,977   35,747,107           --    2,248,680

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (continued)


Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, Fund mergers, treatment of defaulted securities and derivative transactions.

                                     Distributable Earnings                     Tax Distributions
                                For the year ended March 31, 2005       For the year ended March 31, 2005
                           ------------------------------------------  ------------------------------------
                                          Long-term       Unrealized
                            Ordinary    Gains/Capital    Appreciation   Ordinary     Long-term
Fund                         Income   Loss Carryforward (Depreciation)   Income    Capital Gains Tax Exempt
----                       ---------- ----------------- -------------- ----------- ------------- ----------
Core Bond................. $  142,616   $    (829,951)   $(1,772,744)  $ 8,948,407  $2,408,211   $       --
U.S. Government Securities    204,257      (8,261,085)    (3,082,198)    7,670,802          --           --
GNMA......................  1,981,521         175,792     (3,451,608)   14,716,823          --           --
Strategic Bond............    898,394     (31,658,823)     3,121,797     6,802,946          --           --
High Yield Bond...........    584,405    (108,983,290)    13,407,456    25,444,795          --           --
Tax Exempt Insured........     67,635         307,430      3,404,127       543,743     516,966    2,496,568

                                             Tax Distributions
                                     For the year ended March 31, 2004
                                    -----------------------------------
                                     Ordinary    Long-Term
         Fund                         Income    Capital Gain Tax Exempt
         ----                       ----------- ------------ ----------
         Core Bond................. $ 9,138,662  $       --  $       --
         U.S. Government Securities   8,059,030          --          --
         GNMA......................  21,435,452   2,290,943          --
         Strategic Bond............   5,771,394          --          --
         High Yield Bond...........  23,821,470          --          --
         Tax Exempt Insured........   1,670,225   1,421,597   2,499,752

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                                U.S.
                                                  Core       Government                                              Tax Exempt
                                                  Bond       Securities       GNMA        Strategic    High Yield     Insured
                                                  Fund          Fund          Fund        Bond Fund    Bond Fund        Fund
                                              ------------  ------------  ------------  ------------  ------------  -----------
Cost......................................... $207,568,560  $250,952,586  $682,654,270  $125,204,944  $302,784,889  $72,625,180
                                              ============  ============  ============  ============  ============  ===========
Appreciation.................................    1,401,523     1,231,933     1,211,062     6,954,340    29,855,750    3,532,992
Depreciation.................................   (3,162,158)   (4,314,131)   (4,662,670)   (3,817,000)  (16,469,549)    (128,865)
                                              ------------  ------------  ------------  ------------  ------------  -----------
Unrealized appreciation (depreciation) -- net $ (1,760,635) $ (3,082,198) $ (3,451,608) $  3,137,340  $ 13,386,201  $ 3,404,127
                                              ============  ============  ============  ============  ============  ===========

   As of March 31, 2005, for Federal income tax purposes, the Fund's indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                  Capital Loss Carryforward
                           ------------------------------------------------------------------------
Fund                          2007       2008        2009        2010        2011     2012   2013
----                       ---------- ----------- ----------- ----------- ----------- ---- --------
Core Bond................. $       -- $        -- $        -- $        -- $        -- $--  $829,951
U.S. Government Securities    997,836   7,263,249          --          --          --  --        --
Strategic Bond............  4,743,799   4,808,434   5,601,470   6,464,175  10,040,945  --        --
High Yield Bond...........         --  16,495,916  11,242,842  32,249,552  48,994,980  --        --

   Included in the capital loss carryforward amounts at March 31, 2005 are the amounts of losses acquired from the following acquired Funds as a result of the reorganizations of the North American Funds ("NA Funds") on November 7, 2001.

North American U.S. Government Securities Fund $  997,836
North American Strategic Income Fund..........  4,735,632
North American High Yield Bond Fund...........  8,284,211

   As a result of reorganizations into some of these portfolios during the period ended March 31, 2002, certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (continued)


   The Fund's indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended March 31, 2005:

                                Capital Loss
Fund                              Utilized
----                            ------------
U.S. Government Securities Fund $   380,510
GNMA Fund......................     333,039
Strategic Bond Fund............   4,611,883
High Yield Bond Fund...........  10,252,262

   As of March 31, 2005, U.S. Government Securities Fund had $832,102 of capital loss carryforwards that expired.

   For the period ended March 31, 2005, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net paydown adjustments, expiration of capital loss carry forward amounts and treatment of foreign currency to the components of net assets as follows:

                                   Accumulated       Accumulated
                                Undistributed Net Undistributed Net
                                Investment Income   Realized Gain
                                     (Loss)            (Loss)       Capital Paid-in
                                ----------------- ----------------- ---------------
Core Bond Fund.................    $  552,125        $  (552,125)      $      --
U.S. Government Securities Fund       463,007            369,095        (832,102)
GNMA Fund......................     1,341,797         (1,341,797)             --
Strategic Bond Fund............       893,820           (893,820)             --
High Yield Bond Fund...........        23,804            (23,804)             --
Tax Exempt Insured Fund........         6,778             (6,778)             --

Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each series were as follows:

                                                                    Core Bond Fund
                     ---------------------------------------------------------------------------------------------------------
                                            Class A                                               Class B
                     ---------------------------------------------------   ---------------------------------------------------
                              For the                    For the                   For the                     For the
                            year ended                 year ended                 year ended                 year ended
                          March 31, 2005             March 31, 2004             March 31, 2005             March 31, 2004
                     ------------------------  -------------------------   ----------------------   --------------------------
                       Shares       Amount        Shares        Amount       Shares      Amount        Shares         Amount
                     ----------  ------------  ----------   ------------   --------   -----------   ----------    ------------
Shares sold.........  4,080,810* $ 41,782,506* 12,157,837** $126,019,538**   75,896   $   777,468      230,410    $  2,390,630
Reinvested shares...    820,201     8,427,158     166,183      1,724,538     16,776       171,948        9,326          96,502
Shares redeemed..... (1,771,439)  (18,067,712)   (954,192)    (9,874,674)  (143,212)*  (1,463,512)*   (396,722)**   (4,094,764)**
                     ----------  ------------  ----------   ------------   --------   -----------   ----------    ------------
Net increase
 (decrease).........  3,129,572  $ 32,141,952  11,369,828   $117,869,402    (50,540)  $  (514,096)    (156,986)   $ (1,607,632)
                     ==========  ============  ==========   ============   ========   ===========   ==========    ============

                                                                    Core Bond Fund
                     ---------------------------------------------------------------------------------------------------------
                                           Class C+                                               Class I
                     ---------------------------------------------------   ---------------------------------------------------
                              For the                    For the                   For the                     For the
                            year ended                 year ended                 year ended                 year ended
                          March 31, 2005             March 31, 2004             March 31, 2005             March 31, 2004
                     ------------------------  -------------------------   ----------------------   --------------------------
                       Shares       Amount        Shares        Amount       Shares      Amount        Shares         Amount
                     ----------  ------------  ----------   ------------   --------   -----------   ----------    ------------
Shares sold.........     92,653  $    949,365     311,782   $  3,235,617     51,056   $   524,372      794,446    $  8,247,779
Reinvested shares...     19,166       196,692       8,152         84,453     10,987       112,886       48,795         505,629
Shares redeemed.....   (150,429)   (1,541,314)   (352,835)    (3,659,430)  (217,983)   (2,213,708)  (2,544,683)    (26,520,623)
                     ----------  ------------  ----------   ------------   --------   -----------   ----------    ------------
Net increase
 (decrease).........    (38,610) $   (395,257)    (32,901)  $   (339,360)  (155,940)  $(1,576,450)  (1,701,442)   $(17,767,215)
                     ==========  ============  ==========   ============   ========   ===========   ==========    ============

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
* Includes automatic conversion of $8,993 shares of Class B shares in the amount of $91,677 to 8,970 shares of Class A shares in the amount of $91,677.
** Includes automatic conversion of 11,101 shares of Class B shares in the amount of $115,303 to 11,069 shares of Class A shares in the amount of $115,303.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (continued)

                                    Core Bond Fund
                -----------------------------------------------------
                                        Class Z
                -----------------------------------------------------
                         For the                     For the
                       year ended                  year ended
                     March 31, 2005              March 31, 2004
                ------------------------  ---------------------------
                  Shares       Amount        Shares         Amount
                ----------  ------------  -----------   -------------
Shares sold....         --  $         --           --   $          --
Reinvested
 shares........    225,039     2,309,447      638,407       6,619,027
Shares redeemed (4,558,155)  (46,800,000) (19,744,617)   (204,600,000)
                ----------  ------------  -----------   -------------
Net increase
 (decrease).... (4,333,116) $(44,490,553) (19,106,210)  $(197,980,973)
                ==========  ============  ===========   =============

                                                         U.S. Government Securities Fund
                --------------------------------------------------------------------------------------------------------------
                                        Class A                                                  Class B
                -----------------------------------------------------   ------------------------------------------------------
                         For the                     For the                      For the                      For the
                       year ended                  year ended                   year ended                   year ended
                     March 31, 2005              March 31, 2004               March 31, 2005               March 31, 2004
                ------------------------  ---------------------------   -------------------------   --------------------------
                  Shares       Amount        Shares         Amount         Shares        Amount        Shares         Amount
                ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Shares sold....  1,851,870* $ 17,318,940*   8,249,574** $  79,163,236**    270,431   $  2,539,712      604,504    $  5,811,186
Reinvested
 shares........    517,015     4,852,956      485,614       4,631,195       68,488        642,865       95,405         911,700
Shares redeemed (4,914,341)  (46,091,272)  (9,407,755)    (89,858,298)  (1,250,517)*  (11,737,869)* (3,402,329)**  (32,359,944)**
                ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Net increase
 (decrease).... (2,545,456) $(23,919,376)    (672,567)  $  (6,063,867)    (911,568)  $ (8,555,292)  (2,702,420)   $(25,637,058)
                ==========  ============  ===========   =============   ==========   ============   ==========    ============

                            U.S. Government Securities Fund
                -----------------------------------------------------
                                       Class C+
                -----------------------------------------------------
                         For the                     For the
                       year ended                  year ended
                     March 31, 2005              March 31, 2004
                ------------------------  ---------------------------
                  Shares       Amount        Shares         Amount
                ----------  ------------  -----------   -------------
Shares sold....    225,967  $  2,132,586      769,814   $   7,424,108
Reinvested
 shares........     27,763       260,245       40,198         383,624
Shares redeemed   (762,001)   (7,152,432)  (1,765,228)    (16,815,629)
                ----------  ------------  -----------   -------------
Net increase
 (decrease)....   (508,271) $ (4,759,601)    (955,216)  $  (9,007,897)
                ==========  ============  ===========   =============

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
* Includes automatic conversion of 181,948 shares of Class B shares in the amount of $1,713,174 to 182,020 shares of Class A shares in the amount of $1,713,174.
** Includes automatic conversion of 246,879 shares of Class B shares in the amount of $2,357,940 to 246,951 shares of Class A shares in the amount of $2,357,940.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (continued)

                                                                 GNMA Fund
             --------------------------------------------------------------------------------------------------------------
                                     Class A                                                  Class B
             -----------------------------------------------------   ------------------------------------------------------
                      For the                     For the                      For the                      For the
                    year ended                  year ended                   year ended                   year ended
                  March 31, 2005              March 31, 2004               March 31, 2005               March 31, 2004
             ------------------------  ---------------------------   -------------------------   --------------------------
               Shares       Amount        Shares         Amount         Shares        Amount        Shares         Amount
             ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Shares sold.  6,894,773* $ 77,011,294*  20,547,588** $ 235,257,794**    508,758   $  5,716,800    2,951,236    $ 34,058,784
Reinvested
 shares.....    796,791     8,909,301    1,035,426      11,718,293      173,434      1,942,448      377,158       4,280,751
Shares
 redeemed... (7,168,924)  (80,162,014) (14,030,583)   (159,555,489)  (3,556,936)*  (39,827,017)* (7,691,285)**  (87,771,353)**
             ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Net
 increase
 (decrease).    522,640  $  5,758,581    7,552,431   $  87,420,598   (2,874,744)  $(32,167,769)  (4,362,891)   $(49,431,818)
             ==========  ============  ===========   =============   ==========   ============   ==========    ============

                                                                 GNMA Fund
             --------------------------------------------------------------------------------------------------------------
                                    Class C+                                                  Class I
             -----------------------------------------------------   ------------------------------------------------------
                      For the                     For the                      For the                      For the
                    year ended                  year ended                   year ended                   year ended
                  March 31, 2005              March 31, 2004               March 31, 2005               March 31, 2004
             ------------------------  ---------------------------   -------------------------   --------------------------
               Shares       Amount        Shares         Amount         Shares        Amount        Shares         Amount
             ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Shares sold.    853,099  $  9,604,217    3,729,057   $  43,094,583           --   $         --         (126)   $     (1,423)
Reinvested
 shares.....    101,604     1,138,268      274,348       3,116,823           --             --           78             877
Shares
 redeemed... (3,789,770)  (42,453,144)  (8,127,227)    (92,785,359)          --             --       (3,502)        (39,640)
             ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Net
 increase
 (decrease). (2,835,067) $(31,710,659)  (4,123,822)  $ (46,573,953)          --   $         --       (3,550)   $    (40,186)
             ==========  ============  ===========   =============   ==========   ============   ==========    ============

                                    GNMA Fund
             -----------------------------------------------------
                                     Class X
             -----------------------------------------------------
                      For the                     For the
                    year ended                  year ended
                  March 31, 2005              March 31, 2004
             ------------------------  ---------------------------
               Shares       Amount        Shares         Amount
             ----------  ------------  -----------   -------------
Shares sold.    273,192  $  3,065,920      407,941   $   4,654,916
Reinvested
 shares.....     22,436       251,259       26,729         302,771
Shares
 redeemed...   (946,348)  (10,755,314)     (49,150)       (558,441)
             ----------  ------------  -----------   -------------
Net
 increase
 (decrease).   (650,720) $ (7,438,135)     385,520   $   4,399,246
             ==========  ============  ===========   =============

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
* Includes automatic conversion of 130,250 shares of Class B shares in the amount of $1,464,891 to 130,598 shares of Class A shares in the amount of $1,464,891.
** Includes automatic conversion of 149,977 shares of Class B in the amount of $1,707,937 to 149,914 shares of Class A shares in the amount of $1,707,937.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (continued)

                                                              Strategic Bond Fund
                ------------------------------------------------------------------------------------------------------------
                                       Class A                                                 Class B
                ---------------------------------------------------   ------------------------------------------------------
                         For the                    For the                     For the                      For the
                       year ended                 year ended                  year ended                   year ended
                     March 31, 2005             March 31, 2004              March 31, 2005               March 31, 2004
                ------------------------  -------------------------   -------------------------   --------------------------
                  Shares       Amount        Shares        Amount        Shares        Amount        Shares         Amount
                ----------  ------------  ----------   ------------   ----------   ------------   ----------    ------------

 Shares
 sold..........  6,957,950* $ 24,096,113*  4,819,218** $ 15,918,204**  3,302,013   $ 11,307,598    4,759,644    $ 15,630,339

 Reinvested
 shares........    532,965     1,826,684     467,498      1,542,884      359,941      1,230,161      333,984       1,103,198
Shares redeemed (3,331,876)  (11,327,054) (4,479,867)   (14,659,821)  (3,556,677)*  (12,132,722)* (3,552,293)**  (11,726,594)**
                ----------  ------------  ----------   ------------   ----------   ------------   ----------    ------------

 Net increase
 (decrease)....  4,159,039  $ 14,595,743     806,849   $  2,801,267      105,277        405,037    1,541,335    $  5,006,943
                ==========  ============  ==========   ============   ==========   ============   ==========    ============

                                                              Strategic Bond Fund
                ------------------------------------------------------------------------------------------------------------
                                      Class C+                                                 Class I
                ---------------------------------------------------   ------------------------------------------------------
                         For the                    For the                     For the                      For the
                       year ended                 year ended                  year ended                   year ended
                     March 31, 2005             March 31, 2004              March 31, 2005               March 31, 2004
                ------------------------  -------------------------   -------------------------   --------------------------
                  Shares       Amount        Shares        Amount        Shares        Amount        Shares         Amount
                ----------  ------------  ----------   ------------   ----------   ------------   ----------    ------------

 Shares
 sold..........  5,570,700  $ 19,497,879   3,749,967   $ 12,469,971           --   $         --           --    $         --

 Reinvested
 shares........    243,819       839,417     188,761        626,355       29,881         99,113       70,772         233,826

 Shares
 redeemed...... (1,723,947)   (5,880,680) (2,151,437)    (7,085,839)  (1,122,765)    (3,817,402)          --              --
                ----------  ------------  ----------   ------------   ----------   ------------   ----------    ------------

 Net increase
 (decrease)....  4,090,572  $ 14,456,616   1,787,291   $ (6,010,487)  (1,092,884)  $ (3,718,289)      70,772    $    233,826
                ==========  ============  ==========   ============   ==========   ============   ==========    ============

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
* Includes automatic conversion of 457,044 shares of Class B shares in the amount of $1,587,294 to 456,684 shares of Class A shares in the amount of $1,587,294.
** Includes automatic conversion of 426,671 shares of Class B shares in the amount of $1,417,374 to 424,151 shares of Class A shares in the amount of $1,417,374.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (continued)


                                                             High Yield Bond Fund
              ---------------------------------------------------------------------------------------------------------------
                                      Class A                                                   Class B
              ------------------------------------------------------   ------------------------------------------------------
                        For the                     For the                      For the                      For the
                      year ended                   year ended                  year ended                   year ended
                    March 31, 2005               March 31, 2004              March 31, 2005               March 31, 2004
              --------------------------  --------------------------   -------------------------   --------------------------
                 Shares        Amount        Shares         Amount        Shares        Amount        Shares         Amount
              -----------  -------------  -----------   ------------   ----------   ------------   ----------    ------------
Shares sold..  33,645,561* $ 144,289,277*  24,186,781** $ 97,119,896**  2,940,030   $ 12,724,157    8,482,068    $ 34,228,906
Reinvested
 shares......   1,222,912      5,293,782    1,176,656      4,828,068      485,730      2,096,352      657,839       2,698,352
Shares
 redeemed.... (34,116,411)  (147,909,905) (21,361,447)   (86,944,156)  (6,876,355)*  (29,724,616)* (7,449,571)**  (30,359,369)**
              -----------  -------------  -----------   ------------   ----------   ------------   ----------    ------------
Net increase
 (decrease)..     752,062  $   1,673,154    4,001,990   $ 15,003,808   (3,450,595)  $(14,904,107)   1,690,336    $  6,567,889
              ===========  =============  ===========   ============   ==========   ============   ==========    ============

                                                             High Yield Bond Fund
              ---------------------------------------------------------------------------------------------------------------
                                      Class C+                                                  Class I
              ------------------------------------------------------   ------------------------------------------------------
                        For the                     For the                      For the                      For the
                      year ended                   year ended                  year ended                   year ended
                    March 31, 2005               March 31, 2004              March 31, 2005               March 31, 2004
              --------------------------  --------------------------   -------------------------   --------------------------
                 Shares        Amount        Shares         Amount        Shares        Amount        Shares         Amount
              -----------  -------------  -----------   ------------   ----------   ------------   ----------    ------------
Shares sold..   7,504,054  $  32,828,182   10,265,844   $ 41,606,962           --   $         --       50,125    $    199,923
Reinvested
 shares......     475,915      2,070,792      460,883      1,902,362           --             --          227             905
Shares
 redeemed....  (5,742,182)   (25,067,974)  (5,858,398)   (23,969,331)          --             --      (54,097)       (219,345)
              -----------  -------------  -----------   ------------   ----------   ------------   ----------    ------------
Net increase
 (decrease)..   2,237,787  $   9,831,000    4,868,329   $ 19,539,993           --   $         --       (3,745)   $    (18,517)
              ===========  =============  ===========   ============   ==========   ============   ==========    ============

                                High Yield Bond Fund
              ------------------------------------------------------
                                      Class Z
              ------------------------------------------------------
                        For the                     For the
                      year ended                   year ended
                    March 31, 2005               March 31, 2004
              --------------------------  --------------------------
                 Shares        Amount        Shares         Amount
              -----------  -------------  -----------   ------------
Shares sold..          --  $          --           --   $         --
Reinvested
 shares......   1,616,351      6,993,860    1,634,144      6,692,758
Shares
 redeemed....          --             --           --             --
              -----------  -------------  -----------   ------------
Net increase
 (decrease)..   1,616,351  $   6,993,860    1,634,144   $  6,692,758
              ===========  =============  ===========   ============

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
* Includes automatic conversion of 949,983 shares of Class B shares in the amount of $4,158,286 to 951,789 of shares of Class A shares in the amount of $4,158,286.
** Includes automatic conversion of 702,453 shares of Class B shares in the amount of $2,892,417 to 704,002 shares of Class A shares in the amount of $2,892,417.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (continued)


                                                        Tax Exempt Insured Fund
                ----------------------------------------------------------------------------------------------------
                                      Class A                                             Class B
                -------------------------------------------------   ------------------------------------------------
                        For the                   For the                   For the                   For the
                      year ended                year ended                 year ended                year ended
                    March 31, 2005            March 31, 2004             March 31, 2005            March 31, 2004
                ----------------------  -------------------------   ----------------------   -----------------------
                 Shares      Amount        Shares        Amount       Shares      Amount       Shares        Amount
                --------  ------------  ----------   ------------   --------   -----------   --------    -----------
Shares sold....  224,481* $  2,913,673*    682,967** $  9,118,210**   31,978   $   416,668    114,501    $ 1,538,768
Reinvested
 shares........  143,521     1,856,004     223,173      2,932,244     19,131       247,355     43,442        569,970
Shares redeemed (777,009)  (10,040,254) (1,529,607)   (20,408,255)  (612,542)*  (7,956,706)* (321,289)**  (4,281,374)**
                --------  ------------  ----------   ------------   --------   -----------   --------    -----------
Net increase
 (decrease).... (409,007) $ (5,270,577)   (623,467)  $ (8,357,801)  (561,433)  $(7,292,683)  (163,346)   $(2,172,636)
                ========  ============  ==========   ============   ========   ===========   ========    ===========

                              Tax Exempt Insured Fund
                -------------------------------------------------
                                     Class C+
                -------------------------------------------------
                        For the                   For the
                      year ended                year ended
                    March 31, 2005            March 31, 2004
                ----------------------  -------------------------
                 Shares      Amount        Shares        Amount
                --------  ------------  ----------   ------------
Shares sold....  104,291  $  1,344,350     138,250   $  1,836,415
Reinvested
 shares........    9,966      128,971,      15,551        204,119
Shares redeemed (110,179)   (1,429,778)   (196,573)    (2,629,076)
                --------  ------------  ----------   ------------
Net increase
 (decrease)....    4,078  $     43,543     (42,772)  $   (588,542)
                ========  ============  ==========   ============

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
* Includes automatic conversion of 104,915 shares of Class B shares in the amount of $1,365,087 to 104,980 shares of Class A shares in the amount of $1,365,087.
** Includes automatic conversion of 85,689 shares of Class B shares in the amount of $1,140,500 to 85,710 shares of Class A shares in the amount of $1,140,500.

Note 7. Lines of Credit

   The AIG SunAmerica Family of Mutual Funds has established $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. For the year ended March 31, 2005, the following Funds had borrowings:

                                                     Weighted
                      Days     Interest Average Debt Average
Fund               Outstanding Charges    Utilized   Interest
----               ----------- -------- ------------ --------
High Yield Bond        22      $24,003  $12,825,223    2.45%
Tax Exempt Insured      1            5       83,777    2.31

Note 8. Interfund Lending Agreement

   The Funds, pursuant to exemptive relief granted by the Securities and Exchange Commission are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2005 none of the Funds participated in this program.

Note 9. Trustees Retirement Plan

   The Trustees of the SunAmerica Income Funds have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the AIG SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before age 70, or dies while a Trustee, such person will be eligible to receive a

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (continued)

   retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years is added to each Eligible Trustee's Account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   The following amounts of the Retirement Plan liability are included in the Trustees fees and expenses line on the Statement of Assets and Liabilities and the amount for the Retirement Plan expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                           Retirement Retirement Retirement
                              Plan       Plan       Plan
                           Liability   Expense    Payments
                           ---------- ---------- ----------
Fund                             As of March 31, 2005
----                       --------------------------------
Core Bond.................  $ 21,933    $3,022    $   883
U.S. Government Securities   104,769     3,342     10,707
GNMA......................    45,728     7,386      2,390
Strategic Bond............    25,486     1,351      2,445
High Yield Bond...........    46,406     4,199      3,698
Tax Exempt Insured........    31,863     1,215      3,002

        SunAmerica Income Funds
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of SunAmerica Income Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SunAmerica Core Bond Fund, SunAmerica U.S. Government Securities Fund, SunAmerica GNMA Fund, SunAmerica Strategic Bond Fund, SunAmerica High Yield Bond Fund, and SunAmerica Tax Exempt Insured Fund, (constituting the six portfolios of the SunAmerica Income Funds hereafter referred to as the "Funds") at March 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
May 23, 2005

        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2005 -- (unaudited)

The following table contains basic information regarding the Trustees and Officers that oversee operations of the Funds and other investment companies within the Fund complex.

                                                                                       Number of
                        Position     Term of                                            Funds in
        Name,          Held With    Office and                                        Fund Complex
     Address and       SunAmerica   Length of           Principal Occupations         Overseen by
    Date of Birth*      Complex   Time Served(4)         During Past 5 Years           Trustee(1)
---------------------- ---------- -------------- ------------------------------------ ------------
TRUSTEE
Jeffrey S. Burum       Trustee     2004-present  Founder and CEO of National              36
DOB: February 27, 1963                           Housing Development Corp.
Dr. Judith L. Craven   Trustee     2001-present  Retired.                                 76
DOB: October 6, 1945





William F. Devin       Trustee     2001-present  Retired.                                 76
DOB: December 30, 1938

Samuel M. Eisenstat    Chairman    1986-present  Attorney, solo practitioner.             46
DOB: March 7, 1940     of the
                       Board
Stephen J. Gutman      Trustee     1986-present  Partner and Member of Managing           46
DOB: May 10, 1943                                Directors, Beau Brummell-Soho,
                                                 LLC (licensing of menswear
                                                 specialty retailing and other
                                                 activities) (June 1988 to present).
Peter A. Harbeck(3)    Trustee     1995-present  President, CEO and Director, AIG         85
DOB: January 23, 1954                            SunAmerica Asset Management
                                                 Corp. ("SAAMCo") (August 1995 to
                                                 present); Director, AIG SunAmerica
                                                 Capital Services, Inc. ("SACS")
                                                 (August 1993 to present).
William J. Shea(5)     Trustee     2004-present  President and CEO, Conseco, Inc.         46
DOB: February 9, 1948                            (Financial Services) (2001 to 2004);
                                                 Chairman of the Board of Centennial
                                                 Technologies, Inc. (1998 to 2001);
                                                 Vice Chairman, Bank Boston
                                                 Corporation (1993 to 1998)
OFFICERS
Vincent M. Marra       President   2004-present  Senior Vice President and Chief          N/A
DOB: May 28, 1950                                Operating Officer, SAAMCo
                                                 (February 2003-present); Chief
                                                 Administrative Officer and Chief
                                                 Financial Officer, Carret & Co.,
                                                 LLC (June 2002 to February 2003);
                                                 President, Bowne Digital Solutions
                                                 (1999 to May 2002)
Donna M. Handel        Treasurer   2002-present  Assistant Treasurer (1993 to 2002);      N/A
DOB: June 25, 1966                               Senior Vice President, SAAMCo
                                                 (December 2004 to present); Vice
                                                 President, SAAMCo (1997 to
                                                 December 2004)


        Name,
     Address and              Other Directorships
    Date of Birth*            Held by Trustee(2)
---------------------- ----------------------------------
TRUSTEE
Jeffrey S. Burum       None
DOB: February 27, 1963
Dr. Judith L. Craven   Director, A.G. Belo Corporation
DOB: October 6, 1945   (1992 to present); Director, Sysco
                       Corporation (1996 to present);
                       Director, Luby's Inc. (1998 to
                       present); Director, University of
                       Texas Board of Regents
                       (2001-Present).
William F. Devin       Member of the Board of Governors,
DOB: December 30, 1938 Boston Stock Exchange (1985-
                       Present).
Samuel M. Eisenstat    Director, North European Oil
DOB: March 7, 1940     Royalty Trust.

Stephen J. Gutman      None
DOB: May 10, 1943



Peter A. Harbeck(3)    None
DOB: January 23, 1954




William J. Shea(5)     None
DOB: February 9, 1948




OFFICERS
Vincent M. Marra       N/A
DOB: May 28, 1950






Donna M. Handel        N/A
DOB: June 25, 1966



--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust
    (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC Company I (24 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios) and AIG Series Trust (4 funds).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940 because he is an officer and director of the advisor and a director of the principal underwriter of the Trust.
(3) Interested trustee, as defined within the Investment Company Act of 1940.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan discussed in Note 9 of the financial statements.
(5) Effective November 30, 2004, William J. Shea began serving as a Trustee.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        SunAmerica Income Funds
        SHAREHOLDER TAX INFORMATION -- March 31, 2005 -- (unaudited)


Certain tax information regarding the SunAmerica Income Funds is required to be provided to shareholders based upon each Fund's income and distributions for the taxable periods ended March 31, 2005. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2005. The information necessary to complete your income tax returns will be included with your Form 1099-DIV to be received under separate cover in January 2006.

During the year ended March 31, 2005 the Funds paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

                                                     Net          Net        Net Long-   Qualifying % for the
                                          Total   Investment  Short-Term       Term         70% Dividends
                                        Dividends   Income   Capital Gains Capital Gains  Received Deduction
                                        --------- ---------- ------------- ------------- --------------------
Core Bond Class A......................   $0.56     $0.43        $  --         $0.13              -- %
Core Bond Class B......................    0.49      0.36           --          0.13               --
Core Bond Class C......................    0.49      0.36           --          0.13               --
Core Bond Class I......................    0.57      0.44           --          0.13               --
Core Bond Class Z......................    0.62      0.49           --          0.13               --
U.S. Government Securities Fund Class A    0.32      0.32           --            --               --
U.S. Government Securities Fund Class B    0.26      0.26           --            --               --
U.S. Government Securities Fund Class C    0.26      0.26           --            --               --
GNMA Fund Class A......................    0.33      0.33           --            --               --
GNMA Fund Class B......................    0.26      0.26           --            --               --
GNMA Fund Class C......................    0.26      0.26           --            --               --
GNMA Fund Class X......................    0.36      0.36           --            --               --
Strategic Bond Fund Class A............    0.23      0.23           --            --             0.57
Strategic Bond Fund Class B............    0.21      0.21           --            --             0.57
Strategic Bond Fund Class C............    0.21      0.21           --            --             0.57
High Yield Bond Fund Class A...........    0.34      0.34           --            --             0.97
High Yield Bond Fund Class B...........    0.31      0.31           --            --             0.97
High Yield Bond Fund Class C...........    0.31      0.31           --            --             0.97
High Yield Bond Fund Class Z...........    0.37      0.37           --            --             0.97
Tax Exempt Insured Class A.............    0.58      0.41*        0.09          0.08               --
Tax Exempt Insured Class B.............    0.49      0.32*        0.09          0.08               --
Tax Exempt Insured Class C.............    0.49      0.32*        0.09          0.08               --

--------
* Tax exempt interest dividends

For the year ended March 31, 2005, certain dividends paid by the Strategic Bond Fund and High Yield Bond Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

                         Portfolio             Amount
                         ---------            --------
                         Strategic Bond Fund. $ 42,679
                         High Yield Bond Fund  276,814

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited)


As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the SunAmerica Income Funds' portfolios to a similar investment in an index. Please note that "inception" as used herein reflects the date on which a specific class of shares commenced operations. It is important to note that the SunAmerica Income Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the class of that particular Fund which has been in existence the longest. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)

Core Bond Fund

For the annual period ended March 31, 2005, the SunAmerica Core Bond Fund Class A returned 1.94% at NAV. The Fund's benchmark, the Lehman Brothers U.S. Aggregate Bond Index, returned 1.15% in the same period.

The fixed income markets delivered positive returns in the 12-month annual period covered in this report, despite seven consecutive increases in the federal funds rate by the Federal Reserve Bank.

An improving economy, continued low inflation and the measured approach taken by the Fed bolstered bond prices into the first quarter of 2005. Fixed income investors were particularly rewarded for risk, with higher yielding credits exhibiting the best performance. In March 2005, however, momentum turned negative. The Federal Reserve Chairman raised the possibility that inflation might not be fully tamed, and stoked speculation that monetary policy might be tightened at a faster pace. In addition, General Motors, the largest issuer in the investment grade arena, announced a significant earnings revision, and its debt was downgraded. This rattled investors and the market turned risk averse.

The Fund's outperformance for the period was driven by overweight positions in higher risk credits. In the first three quarters of the reporting period, the Fund had exposure to high-yield and emerging markets. In the last quarter of the period, the portfolio was adjusted to reduce exposure to High-Yield and Emerging Markets given the potential for a more challenging 2005.

From a sector selection perspective, an overweight in the top performing Industrial sectors benefited the fund, as did specific security selections in the high-yield segments of both these sectors. For example, long-term positions in TeleNet Goup and Insight Communications, both higher risk Telecom credits, appreciated along with the high-yield markets. Among industrials, the fund's position in the air cargo service company Atlas Air added to its bottom line, and in the Utility sector, a position in Mission Energy provided additional lift.

A focus on longer duration credit assets also boosted returns. Duration as a whole, however, was a mild detractor to returns as the U.S. Treasury market showed surprising strength in the face of an active Federal Reserve. An underweight in GNMA issues also created some performance drag.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)


                                    [CHART]


                                      Lehman Brothers
       Core Bond Fund Class A/#/  U.S. Aggregate Bond Index
       ------------------------    --------------------
3/95             9,522                10,000.00
3/96            10,534                11,077.52
3/97            10,933                11,621.49
3/98            12,283                13,015.92
3/99            12,850                13,859.16
3/00            12,916                14,119.24
3/01            14,058                15,887.76
3/02            14,487                16,736.32
3/03            15,875                18,692.10
3/04            16,557                19,702.43
3/05            16,878                19,928.62



                      Class A            Class B            Class C            Class I            Class Z
                 ------------------ ------------------ ------------------ ------------------ ------------------
                   SEC                SEC                SEC                SEC                SEC
      Core       Average            Average            Average            Average            Average
      Bond       Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return+  Return++  Return+  Return++  Return+  Return++  Return+  Return++  Return+  Return++
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    -2.88%     1.94%   -2.49%     1.37%    0.31%     1.27%    2.14%     2.14%    2.62%     2.62%
---------------------------------------------------------------------------------------------------------------
5 Year Return     4.47%    30.68%    4.44%    26.25%    4.79%    26.38%      N/A       N/A      N/A       N/A
---------------------------------------------------------------------------------------------------------------
10 Year Return    5.37%    77.25%    5.36%    68.48%    5.23%    66.55%      N/A       N/A      N/A       N/A
---------------------------------------------------------------------------------------------------------------
Since Inception*  5.88%   132.71%    5.21%    74.90%    5.05%    71.89%    5.80%    30.51%    6.28%    33.30%
---------------------------------------------------------------------------------------------------------------

+ SEC Average Annual Total Returns reflect the following maximum sales charges:
  Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC),
  Class C: 1.00% CDSC.
++ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 5/1/91; Class B: 4/1/94; Class C: 4/1/94; Class I:
  7/10/00; Class Z: 7/10/00
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12 month period ending March 31, 2005, the SunAmerica Core Bond Class A returned (2.88%), compared to 1.15% for the Lehman Brothers Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)

U.S. Government Securities Fund

For the annual period ended March 31, 2005, the SunAmerica U.S. Government Securities Fund Class B returned -0.14% at NAV. The Fund's benchmark, the Lehman Brothers Government Bond Index returned 0.11%. The primary reason for the under-performance was an over-weight position in longer-duration bonds, which weaken in a rising interest rate environment.

The Fund's fiscal year opened on a weak note, with the yield on the bellwether 10-year U.S. Treasury rising from below 4% to as high as 4.88% in anticipation of an impending tightening of monetary policy. In June 2004 the Federal Reserve Bank raised its target Federal Funds rate 25 basis points to 1.25 %, and it continued to raise the rate in 25 basis point increments throughout the reporting period. By the close of the fund's fiscal year, the Fed Funds' rate had risen to 2.75%.

Initially the credit markets faltered as investors reacted to the change in monetary policy. But evidence of a cooling of the economy surfaced in the late summer and fall, and by late September, the yield on the 10-year U.S. Treasury had eased off sharply to 4.12%. The U. S. Treasury market began the year on a positive note, as the yield on the 10-year Treasury note decreased 25 basis points, piercing the 4.00% level by early February. Momentum proved short-lived, however, as sentiment shifted when the Federal Reserve Chairman suggested that inflation remained a threat. These comments stoked speculation that monetary policy might be tightened at a faster pace than the generally assumed "measured pace." As a result, the market closed the quarter on a weak note, with the yield on the 10-year Treasury note rising to 4.48%.

While sector selection had little impact on the Fund's performance, the Fund continued to benefit from a strategy of not owning securities issued by Freddie Mac and the Federal National Mortgage Association (Fannie Mae). This became more acute as concern grew for the potential for credit downgrades in these markets.


               [CHART]


            U.S. Government           Lehman Brothers
        Securities Fund Class B    Government Bond Index
        -----------------------      ----------------
3/95           10,000                  10,000.00
3/96           10,887                  11,043.78
3/97           11,248                  11,520.92
3/98           12,238                  12,920.94
3/99           12,757                  13,783.60
3/00           12,787                  14,128.36
3/01           14,360                  15,870.65
3/02           14,750                  16,496.20
3/03           16,742                  18,707.54
3/04           17,293                  19,501.61
3/05           17,399                  19,522.81



                        Class A                Class B                Class C
      U.S.       ---------------------- ---------------------- ----------------------
   Government    SEC Average            SEC Average            SEC Average
   Securities      Annual    Cumulative   Annual    Cumulative   Annual    Cumulative
      Fund         Return+    Return++    Return+    Return++    Return+    Return++
---------------- ----------- ---------- ----------- ---------- ----------- ----------
1 Year Return      -4.16%       0.61%     -4.02%      -0.14%     -1.11%      -0.14%
-------------------------------------------------------------------------------------
5 Year Return       5.74%      38.73%      5.74%      34.18%      5.99%      33.77%
-------------------------------------------------------------------------------------
10 Year Return      5.74%      83.46%      5.69%      73.99%        N/A         N/A
-------------------------------------------------------------------------------------
Since Inception*    5.26%      89.29%      6.17%     213.30%      5.35%      35.51%
-------------------------------------------------------------------------------------

+ SEC Average Annual Total Returns reflect the following maximum sales charges:
  Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class
  C: 1.00% CDSC.
++ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 10/1/93; Class B: 3/3/86; Class C: 6/1/99.
For the 12 month period ending March 31, 2005, the SunAmerica U.S. Government Securities Class B returned -4.02%, compared to 0.11% for the Lehman Brothers Government Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)

GNMA Fund

For the annual period ended March 31, 2005, the SunAmerica GNMA Fund Class B returned 0.75% at NAV. The Fund's benchmark, the Citigroup Mortgage GNMA Index, returned 2.96%. The primary reason for the under-performance was an over-weight position in longer-duration bonds, which weaken in a rising interest rate environment.

The Fund's fiscal year opened on a weak note, with the yield on the bellwether 10-year U.S. Treasury rising from below 4% to as high as 4.88% in anticipation of an impending tightening of the monetary policy. In June 2004, the Federal Reserve Bank raised its target Federal Funds rate 25 basis points to 1.25%, and it continued to raise the rate in 25 basis point increments throughout the reporting period. By the close of the fund's fiscal year, the Fed Funds' rate has risen to 2.75%.

In the first half of the year Treasuries, GNMAs and mortgage-backed securities
(MBS) performed well, with current coupon GNMAs trading at about 100 basis points over the 10-year Treasury. In the second half, the yield spread between the 10-year U.S. Treasury and GNMAs widened. Then GNMA securities outperformed as investors reached for yield and GNMA prices rose. But, this trend quickly reversed in mid-March and GNMAs traded down. The yield on the 10-year Treasury rose before closing the month just below 4.50%.

While sector selection had little impact on the Fund's performance, the Fund continued to benefit from a strategy of not owning securities issued by Freddie Mac and the Federal National Mortgage Association (Fannie Mae). This became more acute as concern grew for the potential for credit downgrades in these markets.

                                    [CHART]

                              Citigroup Mortgage
        GNMA Fund Class B         GNMA Index
        -----------------     ------------------
3/95        10,000                10,000.00
3/96        11,013                11,086.34
3/97        11,543                11,748.28
3/98        12,864                13,024.94
3/99        13,600                13,843.39
3/00        13,810                14,252.42
3/01        15,532                15,953.26
3/02        16,144                17,001.69
3/03        18,007                18,433.87
3/04        18,438                19,131.92
3/05        18,577                19,698.40



                      Class A            Class B            Class C            Class X
                 ------------------ ------------------ ------------------ ------------------
                   SEC                SEC                SEC                SEC
                 Average            Average            Average            Average
      GNMA       Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return+  Return++  Return+  Return++  Return+  Return++  Return+  Return++
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    -3.43%     1.41%   -3.18%     0.75%   -0.23%     0.75%    1.63%     1.63%
--------------------------------------------------------------------------------------------
5 Year Return     5.76%    38.90%    5.79%    34.51%    6.09%    34.36%      N/A       N/A
--------------------------------------------------------------------------------------------
10 Year Return    6.56%    98.32%    6.39%    85.77%      N/A       N/A      N/A       N/A
--------------------------------------------------------------------------------------------
Since Inception*  5.97%   104.26%    7.68%   407.24%    5.68%    38.02%    5.62%    18.06%
--------------------------------------------------------------------------------------------

+ SEC Average Annual Total Returns reflect the following maximum sales charges:
  Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC),
  Class C: 1.00% CDSC.
++ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 10/11/93; Class B: 4/25/83; Class C: 6/1/99; Class
  X: 3/19/02.

For the 12 month period ending March 31, 2005, the SunAmerica GNMA Class B returned -3.18%, compared to 2.96% for the Citigroup Mortgage GNMA Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)

Strategic Bond Fund

For the annual period ended March 31, 2005, the SunAmerica Strategic Bond Fund Class A returned 9.36% at NAV. The Fund's benchmark, the Lehman Brothers U.S. Aggregate Bond Index, returned 1.15% in the same period.

The fixed income markets performed well in the 12-month annual period covered in this report, despite seven consecutive increases in the federal funds rate by the Federal Reserve Bank.

An improving economy, continued low inflation and the measured approach taken by the Fed bolstered bond prices into the first quarter of 2005. Strong demand for product and a limited supply added to the market's strength. Investment grade issuance declined across the board as companies turned to stock buybacks and demand overseas grew for U.S. credit. Fixed income investors were particularly rewarded for risk, with higher yielding credits exhibiting the best performance. In March 2005, however, momentum turned negative. The Federal Reserve Chairman raised the possibility that inflation might not be fully tamed, and stoked speculation that monetary policy might be tightened at a faster pace. In addition, General Motors, the largest issuer in the investment grade arena, announced a significant earnings revision, and its debt was downgraded. This rattled investors and the market turned risk averse.

Throughout much of the period, the U.S. dollar continued to weaken against other currencies, and emerging markets debt gained strength with the uptick in oil and commodity prices.

The Fund's positions in higher risk credits drove its strong performance in the 12-month period covered by this report. These also account for its significant outperformance of its benchmark, the Lehman Brothers Aggregate Bond Index.

From a sector selection perspective, overweights in the top performing Telecom and Industrials sectors benefited the fund, as did specific security selections in the high-yield segments of both these sectors. For example, two of the portfolio's distressed Telecom credits, defaulted bonds of Sprint affiliates IPCS and IWO, were converted into equity upon reorganization and have appreciated significantly on a bond equivalent basis. In the Utility sector, a position in Mission Energy provided additional lift.

The Fund also saw its position in Russian government debt appreciate, sparked by an upgrade to investment grade. Holdings in Brazil government debt further added to performance as that nation's fiscal condition continued to strengthen and liquidity improved.

While a focus on longer duration credit assets boosted returns, duration as a whole was a mild detractor to returns. This is because the U.S. Treasury market showed surprising strength in the face of an active Federal Reserve.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)


                                    [CHART]

        Strategic Bond            Lehman Brothers
        Fund Class A/#/      U.S. Aggregate Bond Index
        ---------------        --------------------
3/95         9,530                  10,000.00
3/96        11,428                  11,077.52
3/97        12,843                  11,621.49
3/98        14,472                  13,015.92
3/99        14,311                  13,859.16
3/00        14,620                  14,119.24
3/01        15,376                  15,887.76
3/02        16,058                  16,736.32
3/03        17,514                  18,692.10
3/04        20,674                  19,702.43
3/05        22,545                  19,928.62



                                     Class A            Class B            Class C
                                ------------------ ------------------ ------------------
                                  SEC                SEC                SEC
                                Average            Average            Average
     Strategic                  Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Bond Fund                  Return+  Return++  Return+  Return++  Return+  Return++
-------------------             ------- ---------- ------- ---------- ------- ----------
 1 Year Return                   4.17%     9.36%    4.35%     8.35%    7.65%     8.65%
----------------------------------------------------------------------------------------
 5 Year Return                   7.98%    54.20%    8.00%    48.94%    8.44%    49.98%
----------------------------------------------------------------------------------------
 10 Year Return                  8.47%   136.56%    8.40%   124.11%    8.34%   122.77%
----------------------------------------------------------------------------------------
 Since Inception*                6.99%   126.92%    7.66%   125.21%    7.54%   122.47%
----------------------------------------------------------------------------------------

+ SEC Average Annual Total Returns reflect the following maximum sales charges:
  Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class
  C: 1.00% CDSC.
++ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 11/1/93; Class B: 4/1/94; Class C: 4/1/94; Class I:
  7/10/00
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12 month period ending March 31, 2005, the SunAmerica Strategic Bond Class A returned 4.17%, compared to 1.15% for the Lehman Brothers U.S. Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)

High Yield Bond Fund

For the annual period ended March 31, 2005, the SunAmerica High Yield Bond Fund Class A returned 13.26% at NAV. The Fund's benchmark, the Citigroup High Yield Market Index, returned 7.21% for the same period.

In the 12-month period covered in this report the fixed income markets performed well, despite seven successive increases in the federal funds rate by the Federal Reserve Bank. In June 2004 the Fed raised the federal funds rate 25 basis points and has done so steadily throughout the period resulting in an increase of 1.75% to 2.75%.

Throughout the reporting period fixed income investors were rewarded for risk. The high yield market benefited most, with the lower rated sectors exhibiting the best performance. Default rates remained at historic lows. This was due in large part to an improving economy and the ability of lower quality credits to continue to access the capital markets and strengthen balance sheets. As company fundamentals improved, the spread between high yield bonds and the bellwether 10-year U.S. Treasury tightened, and the prices of high yield bonds appreciated.

The Fund benefited from a combination of security selection and from being overweight higher risk credits. The higher risk credits outperformed the overall index over the 12-month reporting period.

The biggest contributor to fund performance was the wireless sector, representing close to two-thirds of the fund's total outperformance versus the index. This performance came primarily from distressed credit plays in that sector. Two of these distressed credits, defaulted bonds of Sprint affiliates IPCS and IWO, converted into equity holdings upon reorganization. Since then these positions have appreciated significantly on a bond equivalent basis. The next largest contributor was the utility sector, where the fund benefited from its holdings in Mirant Corporation. Mirant is an independent power producer and another distressed credit. Its holding company defaulted bonds will also turn into equity upon reorganization.

While gaming, transportation services, and oil field services were positive, sector selection contributed little to fund performance overall. Positive contribution from an underweight in the automotive and home construction sectors was offset by negative performance from cash and an overweight in pharmaceuticals. Holdings in pharmaceutical company Elan, which has recently pulled its multiple sclerosis drug Tysabri from the market, created a drag on performance.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)


                                    [CHART]


        High Yield Bond             Citigroup
        Fund Class A/#/     High Yield Market Index
        ---------------     -----------------------
11/98        9,524                  10,000.00
 3/99        9,999                  10,651.21
 3/00        9,710                  10,396.98
 3/01        9,877                  10,679.18
 3/02        9,692                  10,828.00
 3/03        9,454                  11,360.56
 3/04       11,917                  13,904.34
 3/05       13,497                  14,906.18



                      Class A            Class B            Class C            Class Z
                 ------------------ ------------------ ------------------ ------------------
                   SEC                SEC                SEC                SEC
                 Average            Average            Average            Average
   High Yield    Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
   Bond Fund     Return+  Return++  Return+  Return++  Return+  Return++  Return+  Return++
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     7.91%    13.26%    8.57%    12.57%   11.77%    12.77%   14.18%    14.18%
--------------------------------------------------------------------------------------------
5 Year Return     5.78%    39.01%    5.83%    34.48%      N/A       N/A    7.36%    42.63%
--------------------------------------------------------------------------------------------
10 Year Return      N/A       N/A      N/A       N/A      N/A       N/A      N/A       N/A
--------------------------------------------------------------------------------------------
Since Inception*  4.79%    41.72%    4.88%    35.68%    5.95%    30.50%    6.12%    46.28%
--------------------------------------------------------------------------------------------

+ SEC Average Annual Total Returns reflect the following maximum sales charges:
  Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class
  C: 1.00% CDSC.
++ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 11/1/98; Class B: 11/1/98; Class C: 8/21/00; Class
  Z: 11/1/98
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12 month period ending March 31, 2005, the SunAmerica High Yield Bond Class A returned 7.91%, compared to 7.21% for the Citigroup High Yield Market Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)

Tax Exempt Insured Fund

For the annual period ended March 31, 2005, the SunAmerica Tax Exempt Insured Fund Class A returned 1.83% at NAV. The Fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 2.67%.

The 12-month annual period covered in this report opened on a weak note, with the yield on the bellwether 10-year U.S. Treasury rising in anticipation of an impending tightening of the money supply. In June 2004, the Federal Reserve Bank raised its target Federal Funds rate 25 basis point to 1.25%, and it continued to raise the rate in 25 basis point increments throughout the reporting period. By the close of the Fund's fiscal year, the rate has risen from 1.75% to 2.75%.

Initially the credit markets faltered as investors reacted to the change in policy. But evidence of a cooling of the economy surfaced early in the fall of 2004. In the third quarter, the credit markets rallied and remained in a trading range through early 2005. In March 2005, however, momentum turned negative. The Federal Reserve Chairman raised the possibility that inflation might not be fully tamed and stoked speculation that monetary policy might be tightened at a faster pace.

Throughout this period the market continued to float near record numbers of new municipal issues. Municipal new issuance totaled $359 billion in 2004, the third highest issuance on record. In the first quarter of 2005 alone, new issuance approached $100 billion, spurred in large part by historically low rates and a rejuvenation of advance refundings. While the municipal yield curve continued to flatten as short-term rates ticked upwards, it remained steeper than the U.S. Treasury curve. Over the period, municipals outperformed Treasuries as the Lehman Municipal Bond Index returned 2.67% versus 0.04% for the Lehman U.S. Treasury Index.

The Fund's performance was helped by its being overweight the hospital sector, which outperformed the Lehman Municipal Bond Index for the twelve-month period. Hospital bonds are higher yielding than General Obligation or Water and Sewer bonds, and traditionally outperform in a rising rate environment. The fund also benefited from several credit upgrades on securities it holds in the hospital sector. These included bonds issued by Cuyahoga County, OH bonds for the Cleveland Clinic and bonds issued by Franklin County, OH for Ohio Health. As a result of the upgrades, the prices of these bonds appreciated.

In addition, the Fund benefited from a credit upgrade of its State of California General Obligation bonds. These bonds had been purchased without any credit enhancements, and were upgraded from BBB to A by both Moody's and S&P. A position in New York City General Obligation bonds, which have appreciated in line with the City's positive credit fundamentals, also added to the fund's performance. The Fund continued to hold both positions at the end of the year.

As of the close of the period, 80% of the fund's portfolio was invested in essential service and general obligation bonds that are insured with AAA bond insurers.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)


               [CHART]


             Tax Exempt               Lehman Brothers
       Insured Fund Class A/#/     Municipal Bond Index
       -----------------------     --------------------
3/95          9,529                      10,000.00
3/96         10,231                      10,838.25
3/97         10,665                      11,428.78
3/98         11,761                      12,653.24
3/99         12,295                      13,437.89
3/00         12,148                      13,427.16
3/01         13,373                      14,893.53
3/02         13,624                      15,461.47
3/03         14,861                      16,989.91
3\04         15,594                      17,986.18
3\05         15,867                      18,465.82


                             Class A            Class B            Class C
                        ------------------ ------------------ ------------------
                          SEC                SEC                SEC
                        Average            Average            Average
                        Annual  Cumulative Annual  Cumulative Annual  Cumulative
Tax Exempt Insured Fund Return+  Return++  Return+  Return++  Return+  Return++
----------------------- ------- ---------- ------- ---------- ------- ----------
   1 Year Return        -3.03%     1.83%   -2.69%     1.21%    0.15%     1.12%
--------------------------------------------------------------------------------
   5 Year Return         4.46%    30.62%    4.41%    26.09%    4.75%    26.12%
--------------------------------------------------------------------------------
   10 Year Return        4.73%    66.52%    4.65%    57.57%      N/A       N/A
--------------------------------------------------------------------------------
   Since Inception*      5.71%   207.31%    4.22%    60.75%    3.92%    25.12%
--------------------------------------------------------------------------------

+ SEC Average Annual Total Returns reflect the following maximum sales charges:
  Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class
  C: 1.00% CDSC.
++ Cumulative returns do not include sales load. If sales load had been included, return would be lower.
* Inception Date - Class A: 11/22/85; Class B: 10/4/93; Class C: 6/1/99.
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12 month period ending March 31, 2005, SunAmerica Tax Exempt Insured Class A returned -3.03%, compared to 2.67% for the Lehman Brothers Municipal Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

[LOGO] AIG Sun America
Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees         Investment Adviser                       DISCLOSURE OF QUARTERLY
 Samuel M. Eisenstat                                                PORTFOLIO HOLDINGS
 Peter A. Harbeck             AIG SunAmerica Asset Management Corp. The Trust is required to
 Dr. Judith L. Craven       Harborside Financial                    file its com-plete
 William F. Devin             Center                                schedule of portfolio
 Stephen J. Gutman          3200 Plaza 5                            holdings with the U.S.
 Jeffrey S. Burum           Jersey City, NJ                         Securities and Exchange
 William J. Shea              07311-4992                            Commission for its first
                                                                    and third fiscal quarters
Officers                   Distributor                              on Form N-Q for fiscal
 Vincent M. Marra,          AIG SunAmerica Capital                  quar-ters ending after
   President                  Services, Inc.                        July 9, 2004. Once filed,
 Donna M. Handel,           Harborside Financial                    the Trust's Form N-Q will
   Treasurer                  Center                                be available without
 Michael Cheah, Vice        3200 Plaza 5                            charge on the
   President                Jersey City, NJ                         U.S. Securities and
 J. Steven Neamtz, Vice       07311-4992                            Exchange Commis-sion
   President                                                        website at www.sec.gov.
 Thomas Lynch, Assistant   Shareholder Servicing                    You can also obtain
   Secretary               Agent                                    copies of Form N-Q by
 Gregory R. Kingston,       AIG SunAmerica Fund                     (i) visiting the U.S.
   Vice President and         Services, Inc.                        Securities and Ex-change
   Assistant Treasurer      Harborside Financial                    Commission Public
 Robert A. Chopyak,           Center                                Reference Room in
   Assistant Treasurer      3200 Plaza 5                            Washington DC
                            Jersey City, NJ                         (information on the
                              07311-4992                            operation of the Public
                                                                    Reference Room may be
                           Custodian and Transfer                   obtained by calling
                           Agent                                    1-800-SEC-0330); (ii)
                            State Street Bank and                   sending your request and
                              Trust Company                         a duplicating fee to the
                            P.O. Box 419572                         U.S. Securities and
                            Kansas City, MO                         Exchange Commission
                              64141-6572                            Public Reference Room,
                                                                    Washington, DC 20549-0102
                           VOTING PROXIES ON TRUST                  or (iii) sending your
                           PORTFOLIO SECURITIES                     request electronically to
                           A description of the                     publicinfo.sec.gov.
                           policies and proce-dures
                           that the Trust uses to                   PROXY VOTING RECORD ON
                           determine how to vote                    SUNAMERICA INCOME FUNDS
                           proxies relating to                      Information regarding how
                           secu-rities held in the                  the Trust voted proxies
                           Fund's portfolio which is                related to securities
                           available in the Trust's                 held in the SunAmerica
                           State-ment of Additional                 Income Funds' dur-ing the
                           Information, may be                      twelve month period ended
                           obtained without charge                  June 30, 2004 is
                           upon re-quest, by calling                available without charge,
                           (800) 858-8850. The                      upon request, by calling
                           information is also                      (800) 858-8850 or on the
                           available from the EDGAR                 U.S. Secu-rities and
                           database on the U.S.                     Exchange Commission
                           Secu-rities and Exchange                 web-site at
                           Commission's website at                  http://www.sec.gov.
                           http://www.sec.gov.
                                                                    This report is submitted
                                                                    solely for the general
                                                                    information of
                                                                    shareholders of the Fund.
                                                                    Distribution of this
                                                                    report to persons other
                                                                    than shareholders of the
                                                                    Fund is authorized only
                                                                    in connection with a
                                                                    currently effective
                                                                    prospectus, setting forth
                                                                    details of the Fund,
                                                                    which must precede or
                                                                    accompany this report.

[LOGO] AIG Sun America
Mutual Funds

Distributed by:
AIG SunAmerica Capital Services, Inc.

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund distributed by AIG SunAmerica Capital Services, Inc. before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before you invest.

www.sunamericafunds.com


INANN - 3/05

Item 2. Code of Ethics

SunAmerica Income Funds (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. Effective December 2, 2004, the Code of Ethics was amended to reflect Vincent M. Marra as President, replacing Robert M. Zakem.

Item 3. Audit Committee Financial Expert.

Currently, the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. However, the Board of Directors believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the registrant's financial statements, supervise the registrant's preparation of its financial statements, and oversee the work of the registrant's independent auditors.

Item 4. Principal Accountant Fees and Services.

     (a)-(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                             2004         2005
                Audit Fees                 $135,006    $151,621
                Audit-Related Fees         $ 61,820    $ 48,006
                Tax Fees                   $ 58,721    $ 57,188
                All Other Fees             $      0    $      0

          Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.
          (e)

               (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

               (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

          (f)  Not applicable.

          (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the registrant for 2005 and 2004 were $1,754,930 and $1,091,789, respectively.

          (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. However, internal controls with respect to monitoring proof of claims filings have been enhanced.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

          (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: June 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: June 9, 2005

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: June 9, 2005